CATALYST INSIDER BUYING FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 84.6%
	AEROSPACE & DEFENSE - 1.0%
2,300	TAT Technologies Ltd.(a)	$63,204
56	TransDigm Group, Inc.	77,464
		140,668
	APPAREL & TEXTILE PRODUCTS - 1.2%
1,650	Deckers Outdoor Corporation(a)	184,487

	ASSET MANAGEMENT - 15.8%
2,620	Apollo Global Management, Inc.	358,783
2,310	Ares Management Corporation, Class A(b)	338,669
8,425	Blue Owl Capital, Inc.(b)	168,837
1,710	LPL Financial Holdings, Inc.	559,409
2,560	Raymond James Financial, Inc.(b)	355,610
13,650	Robinhood Markets, Inc., Class A(a)	568,112
		2,349,420
	AUTOMOTIVE - 0.1%
700	XPEL, Inc.(a)	20,566

	BANKING - 0.6%
2,450	Merchants Bancorp	90,650

	BEVERAGES - 0.4%
1,525	Celsius Holdings, Inc.(a),(b)	54,321

	BIOTECH & PHARMA - 1.6%
525	Novo Nordisk A/S - ADR	36,456
3,150	TransMedics Group, Inc.(a),(b)	211,932
		248,388
	CAPITAL MARKETS - 1.3%
1,635	KKR & Company, Inc.	189,022

	ELECTRICAL EQUIPMENT - 0.3%
1,875	Napco Security Technologies, Inc.	43,163

CATALYST INSIDER BUYING FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 84.6% (Continued)
	ENGINEERING & CONSTRUCTION - 2.2%
920	Comfort Systems USA, Inc.	$296,543
220	IES Holdings, Inc.(a)	36,324
		332,867
	HEALTH CARE FACILITIES & SERVICES - 3.6%
140	Ensign Group, Inc. (The)(b)	18,116
1,380	Medpace Holdings, Inc.(a)	420,472
170	UnitedHealth Group, Inc.	89,038
		527,626
	INSTITUTIONAL FINANCIAL SERVICES - 2.7%
5,175	StoneX Group, Inc.(a)	395,267

	INSURANCE - 6.0%
420	Brown & Brown, Inc.(b)	52,248
5,600	International General Insurance Holdings Ltd.(b)	147,336
1,400	Kinsale Capital Group, Inc.(b)	681,394
		880,978
	INTERNET MEDIA & SERVICES - 13.1%
390	Alphabet, Inc., Class A	60,310
63,000	Groupon, Inc.(a),(b)	1,182,510
260	Meta Platforms, Inc., Class A	149,854
13,500	Opera Ltd. - ADR	215,190
4,390	Uber Technologies, Inc.(a),(b)	319,855
		1,927,719
	MACHINERY - 0.1%
115	Veralto Corporation	11,207

	MEDICAL EQUIPMENT & DEVICES - 0.1%
62	Danaher Corporation	12,710

	OIL & GAS PRODUCERS - 2.8%
875	Murphy USA, Inc.	411,084

	RETAIL - DISCRETIONARY - 1.9%
25	AutoZone, Inc.(a)	95,320

CATALYST INSIDER BUYING FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 84.6% (Continued)
	RETAIL - DISCRETIONARY - 1.9% (Continued)
125	O'Reilly Automotive, Inc.(a)	$179,072
		274,392
	SOFTWARE - 15.7%
6,900	AvePoint, Inc.(a)	99,636
2,600	Cellebrite DI Ltd.(a)	50,518
1,115	CyberArk Software Ltd.(a)	376,870
5,400	Fortinet, Inc.(a)	519,804
80	Microsoft Corporation	30,031
500	Monday.com Ltd.(a)	121,580
16,380	Oddity Tech Ltd.(a),(b)	708,600
280	Qualys, Inc.(a)	35,260
860	Synopsys, Inc.(a),(b)	368,811
		2,311,110
	TECHNOLOGY HARDWARE - 2.9%
5,590	Arista Networks, Inc.(a)	433,113

	TECHNOLOGY SERVICES - 6.9%
635	Fiserv, Inc.(a)	140,227
766	Mastercard, Inc., Class A	419,860
765	MSCI, Inc.	432,607
80	Visa, Inc., Class A	28,037
		1,020,731
	TELECOMMUNICATIONS - 1.5%
39,400	Allot Ltd.(a)	224,974

	WHOLESALE - DISCRETIONARY - 2.8%
3,150	Climb Global Solutions, Inc.	348,893
1,020	Copart, Inc.(a)	57,722
		406,615

	TOTAL COMMON STOCKS (Cost $11,816,663)	12,491,078

CATALYST INSIDER BUYING FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 13.9%
	U.S. TREASURY BILL — 13.9%
2,100,000	United States Treasury Bill(d),(e)	0.00%	10/30/25	$2,051,039

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,049,543)			2,051,039

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 29.1%
	COLLATERAL FOR SECURITIES LOANED - 28.5%
4,211,547	Mount Vernon Liquid Assets Portfolio, 4.42% (Cost $4,211,547)(f)			4,211,547

	MONEY MARKET FUND - 0.6%
85,783	First American Treasury Obligations Fund, Class X, 4.25% (Cost $85,783)(f)			85,783

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,297,330)			4,297,330

	TOTAL INVESTMENTS - 127.6% (Cost $18,163,536)			$18,839,447
	LIABILITIES IN EXCESS OF OTHER ASSETS - (27.6)%			(4,071,238)
	NET ASSETS - 100.0%			$14,768,209

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

(a)	Non-income producing security.

(b)	Security was purchased with cash received as collateral for securities on loan at March 31, 2025. Total collateral had a value of $4,608,239 at March 31, 2025.

(c)	Percentage rounds to less than 0.1%.

(d)	All or a portion of this investment is a holding of the CIBF Fund Ltd.

(e)	Zero coupon bond.

(f)	Rate disclosed is the seven day effective yield as of March 31, 2025.

CATALYST INSIDER BUYING FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

TOTAL RETURN SWAP - 0.6% +

The CIBC Macro Hedge Index ("CIBQMCRO") is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the commodity markets. The CIBQMCRO Index is comprised of five rules-based Index components created by CIBC. *

Shares	Reference Entity	Frequency	Pay/Receive Fixed Rate	Upfront Payments	Counterparty	Maturity	Notional Amount	Unrealized Appreciation
6,450	CIBC Macro Hedge Index	Monthly	0.5000%	—	CIBC	11/30/2025	(13,712,768.00)	$86,142

								$86,142

+	This instrument is held by CIBF Fund Ltd.

*	Additional information can be found on https://indices.cibccm.com/CIBQMCRO/

CATALYST/WARRINGTON STRATEGIC PROGRAM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 51.1%
	U.S. TREASURY BILLS — 51.1%
40,000,000	United States Treasury Bill(a)(d)	4.2050	07/03/25	$39,568,325
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $39,577,367)

Shares
	SHORT-TERM INVESTMENTS — 39.0%
	MONEY MARKET FUNDS - 39.0%
30,245,465	First American Treasury Obligations Fund, Class X, 4.25% (Cost $30,245,465)(b)			30,245,465

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 0.5%
	PUT OPTIONS PURCHASED - 0.5%
100	S&P Emini Future, Maturing June 2025	ADM	04/01/2025	$4,625	$28,266,250	$250
1,275	S&P Emini Future, Maturing June 2025	ADM	04/02/2025	4,500	360,394,688	6,375
400	S&P Emini Future, Maturing June 2025	FCS	04/02/2025	4,500	113,065,000	2,000
700	S&P Emini Future, Maturing June 2025	ADM	04/02/2025	5,325	197,863,750	57,750
200	S&P Emini Future, Maturing June 2025	FCS	04/02/2025	5,325	56,532,500	16,500
700	S&P Emini Future, Maturing June 2025	ADM	04/04/2025	5,275	197,863,750	112,000
200	S&P Emini Future, Maturing June 2025	FCS	04/04/2025	5,275	56,532,500	32,000
350	S&P Emini Future, Maturing June 2025	ADM	04/04/2025	5,425	98,931,875	179,375
100	S&P Emini Future, Maturing June 2025	FCS	04/04/2025	5,425	28,266,250	51,250
	TOTAL PUT OPTIONS PURCHASED (Cost - $253,313)					457,500

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $253,313)					457,500

	TOTAL INVESTMENTS - 90.6% (Cost $70,076,145)					$70,271,290
	PUT OPTIONS WRITTEN - (0.5)% (Premiums received - $234,000)					(429,750)
	OTHER ASSETS IN EXCESS OF LIABILITIES – 9.9%					7,716,504
	NET ASSETS - 100.0%					$77,558,044

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (0.5)%
	PUT OPTIONS WRITTEN - (0.5)%
1,400	S&P Emini Future, Maturing June 2025	ADM	04/02/2025	$5,050	$395,727,500	$42,000
400	S&P Emini Future, Maturing June 2025	FCS	04/02/2025	5,050	113,065,000	12,000
1,400	S&P Emini Future, Maturing June 2025	ADM	04/04/2025	5,075	395,727,500	105,000
400	S&P Emini Future, Maturing June 2025	FCS	04/04/2025	5,075	113,065,000	30,000
700	S&P Emini Future, Maturing June 2025	ADM	04/04/2025	5,350	197,863,750	187,250

CATALYST/WARRINGTON STRATEGIC PROGRAM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Contracts(c) (continued)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (0.5)%
	PUT OPTIONS WRITTEN - (0.5)% (Continued)
200	S&P Emini Future, Maturing June 2025	FCS	04/04/2025	$5,350	$56,532,500	$53,500
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $234,000)					429,750

	TOTAL FUTURE OPTIONS WRITTEN (Premiums received - $234,000)					$429,750

ADM	- ADM Investor Services, Inc.

FCS	- StoneX Group, Inc.

(a)	Zero coupon bond. Discount rate shown.

(b)	Rate disclosed is the seven-day effective yield as of March 31, 2025.

(c)	Each contract is equivalent to one futures contract.

(d)	All or a portion held as collateral for options.

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 27.5%
	ASSET MANAGEMENT — 4.9%
2,600,000	New Mountain Finance Corporation	7.5000	10/15/25	$2,633,800

	INTERNET MEDIA & SERVICES — 0.2%
100,000	Groupon, Inc.(a)	6.2500	03/15/27	104,755

	SPECIALTY FINANCE — 22.4%
2,300,000	Arbor Realty Trust, Inc.	7.5000	08/01/25	2,300,000
2,700,000	PennyMac Corporation	5.5000	03/15/26	2,685,150
7,000,000	Two Harbors Investment Corporation	6.2500	01/15/26	6,947,500
				11,932,650

	TOTAL CONVERTIBLE BONDS (Cost $14,548,801)			14,671,205

	CORPORATE BONDS — 62.5%
	AEROSPACE & DEFENSE — 4.8%
2,500,000	TransDigm, Inc.(a)	6.7500	08/15/28	2,539,593

	ASSET MANAGEMENT — 10.1%
2,800,000	Ares Capital Corporation	2.8750	06/15/28	2,604,941
2,861,000	Prospect Capital Corporation	3.7060	01/22/26	2,792,225
				5,397,166
	BEVERAGES — 4.7%
2,500,000	Constellation Brands, Inc.	5.0000	02/02/26	2,498,820

	HOME CONSTRUCTION — 4.7%
2,500,000	Century Communities, Inc.	6.7500	06/01/27	2,505,880

	INSURANCE — 7.4%
2,862,526	Ambac Assurance Corporation(a)(c)	5.100	06/07/69	3,933,841

	INTERNET MEDIA & SERVICES — 9.7%
2,500,000	Uber Technologies, Inc.(a)	7.5000	09/15/27	2,533,048

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.5% (Continued)
	INTERNET MEDIA & SERVICES — 9.7% (Continued)
2,612,000	VeriSign, Inc.	5.2500	04/01/25	$2,612,000
				5,145,048
	METALS & MINING — 0.6%
299,000	Warrior Met Coal, Inc.(a)	7.8750	12/01/28	306,518

	OIL & GAS PRODUCERS — 3.7%
2,000,000	Murphy Oil USA, Inc.	5.6250	05/01/27	1,992,213

	RETAIL - DISCRETIONARY — 4.7%
2,500,000	Lowe's Companies, Inc.	4.4000	09/08/25	2,499,776

	SEMICONDUCTORS — 7.5%
1,571,000	Amkor Technology, Inc.(a)	6.6250	09/15/27	1,576,634
2,500,000	Skyworks Solutions, Inc.	1.8000	06/01/26	2,406,837
				3,983,471
	TRANSPORTATION & LOGISTICS — 4.6%
2,500,000	United Airlines, Inc.(a)	4.3750	04/15/26	2,464,122

	TOTAL CORPORATE BONDS (Cost $33,391,091)			33,266,448

Shares
	SHORT-TERM INVESTMENTS — 9.3%
	MONEY MARKET FUNDS - 9.3%
4,957,006	First American Treasury Obligations Fund, Class X, 4.25% (Cost $4,957,006)(b)			4,957,006

	TOTAL INVESTMENTS - 99.3% (Cost $52,896,898)			$52,894,659
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%			374,894
	NET ASSETS - 100.0%			$53,269,553

(a)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the total market value of 144A securities is 13,458,511 or 25.3% of net assets.

(b)	Rate disclosed is the seven-day effective yield as of March 31, 2025.

(c)	Security in default. Non income producing.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares				Fair Value
	OPEN END FUNDS — 10.9%
	FIXED INCOME – 10.9%
265,046	Catalyst International Income Opportunities Fund(a)(f)			$32,216,578
	TOTAL OPEN END FUNDS (Cost $30,000,000)

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 0.2%
	ASSET MANAGEMENT — 0.1%
225,000	New Mountain Finance Corporation	7.5000	10/15/25	227,925

	SPECIALTY FINANCE — 0.1%
225,000	Two Harbors Investment Corporation	6.2500	01/15/26	223,313

	TOTAL CONVERTIBLE BONDS (Cost $424,260)			451,238

	CORPORATE BONDS — 40.1%
	AEROSPACE & DEFENSE — 4.8%
14,090,000	RTX Corporation	3.9500	08/16/25	14,058,440

	BEVERAGES — 3.0%
9,000,000	Constellation Brands, Inc.	5.0000	02/02/26	8,995,751

	BIOTECH & PHARMA — 2.2%
6,500,000	Gilead Sciences, Inc.	3.6500	03/01/26	6,452,119

	FOOD — 3.6%
10,960,000	Kraft Heinz Foods Company	3.0000	06/01/26	10,765,206

	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
800,000	Goldman Sachs Group, Inc. (The)	3.7500	05/22/25	798,981

	INTERNET MEDIA & SERVICES — 4.4%
12,950,000	VeriSign, Inc.	5.2500	04/01/25	12,950,000

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 40.1% (Continued)
	LEISURE FACILITIES & SERVICES — 3.7%
11,000,000	McDonald's Corporation	3.7000	01/30/26	$10,929,442

	RETAIL - DISCRETIONARY — 4.3%
12,700,000	Lowe's Companies, Inc.	4.4000	09/08/25	12,698,861

	SEMICONDUCTORS — 4.4%
13,000,000	Intel Corporation	4.8750	02/10/26	13,017,250

	SOFTWARE — 4.7%
14,030,000	Oracle Corporation	2.9500	05/15/25	13,998,553

	TECHNOLOGY SERVICES — 4.7%
14,000,000	International Business Machines Corporation	3.3000	05/15/26	13,849,399

	TOTAL CORPORATE BONDS (Cost $118,157,628)			118,514,002

	U.S. GOVERNMENT & AGENCIES — 48.8%
	U.S. TREASURY BILLS — 48.8%
1,500,000	United States Treasury Bill(b),(d),(e)	4.2500	04/17/25	1,497,170
16,000,000	United States Treasury Bill(b),(d),(e)	4.2450	05/15/25	15,917,231
84,380,000	United States Treasury Bill(b),(d),(e)	4.1750	07/10/25	83,398,086
15,000,000	United States Treasury Bill(b),(d),(e)	4.2200	08/07/25	14,778,667
9,000,000	United States Treasury Bill(b),(d),(e)	4.0700	10/02/25	8,813,019
21,000,000	United States Treasury Bill(b),(d)	4.0500	02/19/26	20,263,373
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $144,618,174)			144,667,546

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 10.4%
	MONEY MARKET FUNDS – 10.4%
30,759,594	First American Treasury Obligations Fund, Class X, 4.25% (Cost $30,759,594)(c)(e)	$30,759,594

	TOTAL INVESTMENTS – 110.4% (Cost $323,959,656)	$326,608,958
	LIABILITIES IN EXCESS OF OTHER ASSETS – (10.4)%	(30,826,359)
	NET ASSETS - 100.0%	$293,782,599

(a)	Non-income producing security.

(b)	Zero coupon bond. Discount rate shown.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2025.

(d)	This security is segregated as Collateral for a Swap Contract.

(e)	All or a portion of this investment is a holding of the CSACS Fund Limited.

(f)	Affiliated issuer.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

TOTAL RETURN SWAPS - (10.2) %

The BNP Paribas Catalyst Systematic Alpha Non-Commodities Index ("BCKTSAXE") is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the equity, fixed income, and currency markets. The BCKTSAXE Index is comprised of four rules-based Index components created by BNP Paribas.*

The BNP Paribas Catalyst Systematic Alpha Commodities Index ("BCKTSACE") is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the commodity markets. The BCKTSACE Index is comprised of two rules-based Index components created by BNP Paribas.*

The Barclays BEFSRPPM Index ("BEFSRPPM Strategy") is a rules-based strategy designed to capitalize on structural inefficiencies and behavioral biases present within the equity, fixed income, and currency markets. The BEFSRPPM Strategy is comprised of thirteen rules-based Index components created by Barclays.**

The CIBC Multi Asset Systematic Alpha Index ("CIBQMASA") is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the equity, fixed income, commodity and currency markets. The CIBQMASA Index is comprised of five rules-based Index components created by CIBC.***

Custom Asset Series X1 Excess Return Strategy ("RCXTCAX1") is a rules-based index containing strategies across a mix of non-commodity asset classes which look to invest in premias including carry, volatility, trend and relative value. The index has 13 components which comprise the broader index.

Custom Asset Series X2 Excess Return Strategy ("RCXTCAX2") is a rules-based index containing two commodities strategies (one based on carry and the other on curve RV).

The XRJPCT12 is a cross-assets rules-based index that considers short-term and long-term portfolio dynamics to optimize the weight to ensure diversification and avoid concentration risk. We add a layer of Volatility Targeting to adjust the overall portfolio exposure dynamically to maintain a target volatility of 12%. The index is comprised of seven rules-based index components created by JPMorgan. ****

Shares	Reference Entity	Frequency	Notional Amount	Counterparty	Maturity	Pay/Receive Fixed Rate	Upfront Payments	Unrealized Appreciation/ (Depreciation)
43,620	BNP Paribas Catalyst Systematic Alpha Non-Commodities Index	Monthly	(190,653,249)	BNP Paribas	1/12/2026	0.1500%-0.3000%	-	$ (26,727,021)
43,620	BNP Paribas Catalyst Systematic Alpha Commodities Index +	Monthly	(196,229,630)	BNP Paribas	1/12/2026	0.1500%-0.3000%	-	(4,198,381)
5,350	CIBC Multi Asset Systematic Alpha Index +	Monthly	(15,025,281)	CIBC	4/30/2026	0.1000%	-	-
16,522	Barclays BEFSRPPM Index**	Maturity	(10,000,000)	Barclays	4/7/2026	0.0000%	-	80,550
179,083	Custom Asset Series X1 Excess Return Strategy	Monthly	(15,782,585)	Goldman Sachs	2/12/2026	1.0690%	-	395,773
179,083	Custom Asset Series X2 Excess Return Strategy +	Monthly	(3,291,546)	Goldman Sachs	2/12/2026	0.7170%	-	196,991
8,197	J.P. Morgan XRJPCT12 Index +	Monthly	(20,000,000)	JP Morgan	12/3/2025	0.2800%	-	256,663
								$ (29,995,425)

+ This instrument is held by CSACS Fund Ltd.
* Additional information can be found on https://marketing-indx.bnpparibas.com/casaindex/index-performance/
** Additional information can be found on https://indices.cib.barclays/IM/12/en/indices/details.app;ticker=BXIIRPPM#constituents
*** Additional information can be found on https://indices.cibccm.com/CIBQMASA/
**** Additional information can be found on https://www.jpmorganindices.com/indices/XRJPCT12

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

The following table represents the individual positions and related values of underlying securities of the Custom Asset Series X1 Excess Return Strategy Total Return Swap.

Index Options
Name	Call/Put	Exercise Price	Expiration Date	Contracts	Notional	Market Value
S&P 500 Index	Call	$ 6,190	5/30/2025	(0.44)	(459,934,887)	(90)
S&P 500 Index	Call	6,185	5/30/2025	(0.70)	(725,572,885)	(156)
S&P 500 Index	Call	6,180	5/30/2025	(0.50)	(519,666,876)	(113)
S&P 500 Index	Call	6,170	5/30/2025	(0.32)	(330,205,310)	(74)
S&P 500 Index	Call	6,155	5/30/2025	(0.43)	(443,626,400)	(131)
S&P 500 Index	Call	6,080	5/30/2025	(0.51)	(529,771,020)	(541)
S&P 500 Index	Call	6,055	5/30/2025	(0.73)	(762,108,415)	(1,339)
S&P 500 Index	Call	6,250	6/6/2025	(0.76)	(785,225,901)	(501)
S&P 500 Index	Call	6,125	6/6/2025	(0.25)	(264,620,977)	(1,024)
S&P 500 Index	Call	5,590	6/20/2025	0.25	262,972,050	127,707
S&P 500 Index	Put	5,535	6/20/2025	(0.50)	(523,897,444)	(42,724)
S&P 500 Index	Put	5,485	6/20/2025	(0.25)	(256,902,167)	(17,864)
S&P 500 Index	Put	4,930	6/20/2025	(0.21)	(214,418,757)	(3,233)
S&P 500 Index	Put	4,500	6/20/2025	0.24	245,934,641	1,698
S&P 500 Index	Put	4,425	6/20/2025	0.25	264,316,092	1,618
S&P 500 Index	Put	4,410	6/20/2025	0.25	256,902,167	1,539
S&P 500 Index	Put	4,400	6/20/2025	0.30	312,129,214	1,830
S&P 500 Index	Put	3,400	6/20/2025	0.37	386,366,517	503
S&P 500 Index	Put	3,250	6/20/2025	0.28	291,971,114	281
S&P 500 Index	Put	3,000	6/20/2025	0.30	309,174,605	214
S&P 500 Index	Put	2,900	6/20/2025	0.37	382,945,938	227
S&P 500 Index	Put	3,925	7/18/2025	0.34	348,863,339	2,980
S&P 500 Index	Put	2,700	7/18/2025	0.44	458,150,687	824
S&P 500 Index	Put	3,600	8/15/2025	0.26	267,738,567	3,201
S&P 500 Index	Put	2,700	8/15/2025	0.22	225,529,714	922
Interest Rate Swaps
Name		Interest Rate	Maturity Date	Contracts	Notional	Market Value
2yr Point On Colombian Peso		0.0820	6/8/2027	(1,745.64)	(312,614,183.11)	1,117.14
2yr Point On Colombian Peso		0.0815	8/6/2027	(1,728.87)	(309,611,909.89)	206.19
2yr Point On Colombian Peso		0.0814	9/7/2027	(1,727.27)	(309,325,468.30)	275.03
2yr Point On Colombian Peso		0.0811	11/8/2027	(1,731.35)	(310,056,210.73)	592.78
2yr Point On Colombian Peso		0.0817	7/9/2027	(1,719.97)	(308,018,192.38)	19.37
2yr Point On Colombian Peso		0.0812	10/8/2027	(1,729.71)	(309,761,167.06)	248.15
2yr Point On Colombian Peso		0.0820	6/11/2027	(1,748.95)	(313,207,680.50)	1,084.78
2yr Point On Colombian Peso		0.0815	8/13/2027	(1,726.88)	(309,254,647.79)	44.58
2yr Point On Colombian Peso		0.0813	9/10/2027	(1,729.04)	(309,642,538.57)	229.57
2yr Point On Colombian Peso		0.0812	11/16/2027	(1,730.36)	(309,878,738.15)	273.45
2yr Point On Colombian Peso		0.0817	7/16/2027	(1,719.35)	(307,906,832.10)	(404.29)
2yr Point On Colombian Peso		0.0812	10/18/2027	(1,729.07)	(309,646,709.11)	410.81
2yr Point On Colombian Peso		0.0819	6/18/2027	(1,735.21)	(310,745,827.44)	520.93
2yr Point On Colombian Peso		0.0813	9/17/2027	(1,726.19)	(309,131,588.37)	146.40
2yr Point On Colombian Peso		0.0814	8/23/2027	(1,720.30)	(308,076,991.85)	(108.72)
2yr Point On Colombian Peso		0.0812	11/22/2027	(1,725.37)	(308,985,020.61)	194.30
2yr Point On Colombian Peso		0.0816	7/23/2027	(1,721.23)	(308,243,539.15)	212.89
2yr Point On Colombian Peso		0.0812	10/22/2027	(1,732.16)	(310,200,279.04)	556.48
2yr Point On Colombian Peso		0.0818	6/28/2027	(1,734.23)	(310,571,090.38)	198.89
2yr Point On Colombian Peso		0.0814	8/30/2027	(1,723.17)	(308,590,341.84)	76.53
2yr Point On Colombian Peso		0.0813	9/24/2027	(1,721.86)	(308,355,708.83)	17.17
2yr Point On Colombian Peso		0.0815	7/30/2027	(1,731.38)	(310,060,212.98)	292.08
2yr Point On Colombian Peso		0.0812	10/29/2027	(1,732.00)	(310,172,077.02)	424.77
2yr Point On Colombian Peso		0.0818	7/6/2027	(1,717.20)	(307,520,714.68)	(182.90)
2yr Point On Colombian Peso		0.0812	10/1/2027	(1,715.46)	(307,209,710.74)	(204.44)

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

The following table represents the individual positions and related values of underlying securities of the Custom Asset Series X2 Excess Return Strategy Total Return Swap.

Future Options
Name	Call/Put	Exercise Price	Expiration Date	Contracts	Notional	Market Value
Copper Future June 2025	Put	$ 4.70	5/27/2025	(7,975.69)	(6,908,021,909.73)	(514.19)
Copper Future July 2025	Call	4.80	6/25/2025	(6,495.39)	(5,625,880,366.76)	(8,561.25)
Copper Future June 2025	Call	4.90	5/27/2025	(6,285.50)	(5,444,091,193.69)	(1,148.14)
Copper Future July 2025	Put	4.65	6/25/2025	(5,625.92)	(4,872,802,527.39)	(3,425.52)
Copper Future June 2025	Put	4.80	5/27/2025	(5,422.84)	(4,696,914,294.97)	(1,262.48)
Copper Future June 2025	Put	4.60	5/27/2025	(5,277.82)	(4,571,307,161.66)	(113.42)
Copper Future July 2025	Call	4.70	6/25/2025	(5,263.59)	(4,558,976,633.85)	(9,011.44)
Copper Future June 2025	Call	4.80	5/27/2025	(5,144.99)	(4,456,252,529.84)	(2,543.01)
Copper Future July 2025	Call	4.90	6/25/2025	(5,024.65)	(4,352,024,821.17)	(5,021.05)
Copper Future July 2025	Put	4.70	6/25/2025	(4,975.62)	(4,309,562,533.08)	(3,671.13)
Copper Future July 2025	Put	4.50	6/25/2025	(4,802.72)	(4,159,803,512.68)	(1,548.15)
Copper Future July 2025	Put	4.55	6/25/2025	(4,640.18)	(4,019,023,828.46)	(1,861.39)
Copper Future June 2025	Put	4.90	5/27/2025	(4,566.47)	(3,955,177,684.24)	(2,911.29)
Copper Future June 2025	Put	4.65	5/27/2025	(4,533.48)	(3,926,605,425.25)	(162.37)
Copper Future June 2025	Call	4.75	5/27/2025	(4,293.08)	(3,718,387,752.19)	(3,198.28)
Copper Future July 2025	Put	4.60	6/25/2025	(4,107.00)	(3,557,220,476.20)	(2,044.68)
Copper Future June 2025	Put	4.55	5/27/2025	(4,053.93)	(3,511,250,277.01)	(58.08)
Soybean Future July 2025	Call	1,090.00	6/20/2025	(1,810.00)	(3,436,705,542.97)	(5,186.26)
Copper Future July 2025	Call	4.95	6/25/2025	(3,956.22)	(3,426,616,443.93)	(3,429.10)
Copper Future June 2025	Call	5.00	5/27/2025	(3,909.30)	(3,385,984,095.42)	(238.03)
Copper Future June 2025	Call	4.95	5/27/2025	(3,779.32)	(3,273,405,329.90)	(379.02)
Copper Future June 2025	Call	5.15	5/27/2025	(3,758.40)	(3,255,277,661.69)	(67.31)
Soybean Future July 2025	Call	1,080.00	6/20/2025	(1,633.44)	(3,101,462,241.47)	(6,216.09)
Copper Future June 2025	Call	4.70	5/27/2025	(3,520.77)	(3,049,461,568.36)	(3,669.57)
Copper Future July 2025	Call	4.65	6/25/2025	(3,236.36)	(2,803,124,553.67)	(6,282.62)
Copper Future June 2025	Call	4.65	5/27/2025	(3,146.81)	(2,725,561,336.82)	(4,316.72)
Copper Future June 2025	Put	4.50	5/27/2025	(3,084.68)	(2,671,752,358.33)	(33.14)
Copper Future June 2025	Call	5.05	5/27/2025	(3,016.04)	(2,612,297,361.77)	(118.83)
Copper Future July 2025	Put	4.40	6/25/2025	(2,935.90)	(2,542,886,203.89)	(599.38)
Copper Future July 2025	Put	4.80	6/25/2025	(2,867.62)	(2,483,742,587.27)	(3,029.89)
Copper Future July 2025	Put	4.45	6/25/2025	(2,700.72)	(2,339,185,515.39)	(696.46)
Soybean Future July 2025	Call	1,100.00	6/20/2025	(1,207.10)	(2,291,950,938.86)	(2,594.05)
Soybean Future July 2025	Call	1,120.00	6/20/2025	(1,198.27)	(2,275,190,598.70)	(1,448.48)
Copper Future July 2025	Call	4.85	6/25/2025	(2,612.87)	(2,263,094,087.19)	(3,004.05)
Copper Future July 2025	Call	4.75	6/25/2025	(2,595.29)	(2,247,868,133.43)	(3,913.38)
Copper Future June 2025	Put	4.45	5/27/2025	(2,581.68)	(2,236,080,825.95)	(18.49)
Soybean Future July 2025	Call	1,070.00	6/20/2025	(1,145.80)	(2,175,567,521.38)	(5,796.73)
Copper Future June 2025	Put	4.85	5/27/2025	(2,462.44)	(2,132,806,029.49)	(996.62)
Copper Future June 2025	Call	5.20	5/27/2025	(2,455.58)	(2,126,861,414.69)	(17.59)
Copper Future June 2025	Put	5.05	5/27/2025	(2,386.04)	(2,066,634,629.46)	(3,743.14)
Copper Future June 2025	Call	5.10	5/27/2025	(2,338.89)	(2,025,797,410.04)	(58.64)
Copper Future June 2025	Call	4.85	5/27/2025	(2,271.16)	(1,967,134,253.81)	(699.57)
Copper Future July 2025	Call	5.10	6/25/2025	(2,218.32)	(1,921,368,674.45)	(1,207.68)
Corn Future July 2025	Call	490.00	6/20/2025	(2,287.91)	(1,882,694,028.11)	(2,151.06)
Soybean Future July 2025	Call	1,130.00	6/20/2025	(991.26)	(1,882,139,920.46)	(931.97)
Copper Future August 2025	Call	5.05	7/28/2025	(2,125.75)	(1,861,173,473.86)	(2,489.69)
Corn Future July 2025	Call	470.00	6/20/2025	(2,226.15)	(1,831,867,866.51)	(5,581.32)
Corn Future July 2025	Call	505.00	6/20/2025	(2,209.93)	(1,818,525,004.54)	(1,088.34)
Copper Future August 2025	Call	4.75	7/28/2025	(1,996.68)	(1,748,165,329.56)	(4,305.16)
Copper Future June 2025	Put	4.95	5/27/2025	(2,018.29)	(1,748,108,088.22)	(1,843.35)

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 41.3%
	FIXED INCOME - 41.3%
125,169	iShares Core U.S. Aggregate Bond ETF	$12,381,717
	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,323,104)

	SHORT-TERM INVESTMENTS — 36.5%
	MONEY MARKET FUNDS - 36.5%
10,956,479	First American Treasury Obligations Fund, Class X, 4.25%(a)	10,956,479
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,956,479)

	TOTAL INVESTMENTS - 77.8% (Cost $23,279,583)	$23,338,196
	OTHER ASSETS IN EXCESS OF LIABILITIES - 22.2%	6,676,593
	NET ASSETS - 100.0%	$30,014,789

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
3	3 Month Euro Euribor Future	09/15/2025	$794,994	$(40)
17	3 Month Euro Euribor Future	12/15/2025	4,507,721	(584)
15	3 Month Euro Euribor Future	03/16/2026	3,977,808	(343)
12	3 Month Euro Euribor Future	06/15/2026	3,181,435	(643)
10	3 Month Euro Euribor Future	09/14/2026	2,649,708	(692)
9	3 Month Euro Euribor Future	12/15/2026	2,383,033	(1,635)
7	3 Month Euro Euribor Future	03/16/2027	1,852,050	(1,155)
5	3 Month Euro Euribor Future	06/15/2027	1,321,879	(1,359)
3	3 Month Euro Euribor Future	09/14/2027	792,559	(564)
17	3-Month CORRA Futures	12/17/2025	2,885,939	4,343
17	3-Month CORRA Futures	03/18/2026	2,888,154	3,282
16	3-Month CORRA Futures	06/17/2026	2,718,263	2,228
14	3-Month CORRA Futures	09/16/2026	2,377,994	(308)
8	3-Month CORRA Futures	12/16/2026	1,358,298	(438)
5	3-Month CORRA Futures	03/17/2027	848,588	(808)
6	CBOT 2 Year US Treasury Note Future	07/01/2025	1,243,031	320
4	CBOT 5 Year US Treasury Note Future	07/01/2025	432,625	273
1	CME British Pound Currency Future	06/17/2025	80,694	(375)
62	CME E-Mini Standard & Poor's 500 Index Future	06/23/2025	17,525,076	(119,350)
2	CME Feeder Cattle Future(c)	05/23/2025	284,500	11,012

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

OPEN FUTURES CONTRACTS (Continued)

Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
4	CME Feeder Cattle Future(c)	08/29/2025	$579,000	$5,837
2	CME Lean Hogs Future(c)	06/16/2025	76,220	(2,810)
15	CME Live Cattle Future(c)	07/01/2025	1,221,900	43,761
12	CME Live Cattle Future(c)	09/02/2025	960,120	17,450
8	CME Live Cattle Future(c)	11/03/2025	636,080	2,470
16	COMEX Copper Future(c)	05/29/2025	2,013,600	37,786
14	COMEX Gold 100 Troy Ounces Future(c)	06/27/2025	4,410,420	136,760
2	COMEX Silver Future(c)	05/29/2025	346,110	9,180
44	Eurex 2 Year Euro SCHATZ Future	06/09/2025	5,091,442	(794)
1	Eurex DAX Index Future	06/23/2025	605,215	(30,790)
14	Eurex EURO STOXX 50 Future	06/23/2025	785,957	(30,060)
4	Euro-BTP Italian Bond Futures	06/09/2025	508,579	(2,910)
3	Euronext CAC 40 Index Future	04/21/2025	253,278	(8,831)
72	EUX Short Term Euro-BTP Future	06/09/2025	8,373,126	35
10	FTSE 100 Index Future	06/23/2025	1,109,977	(19,122)
5	FTSE/MIB Index Future	06/23/2025	1,009,791	(28,223)
1	Future on STOXX Europe 600 ESG-X	06/23/2025	21,010	(581)
19	HKG Hang Seng China Enterprises Index Future	04/30/2025	1,040,092	(20,949)
8	HKG Hang Seng Index Future	04/30/2025	1,190,682	(21,938)
5	ICE US mini MSCI EAFE Index Future	06/23/2025	604,075	(20,450)
3	ICE US MSCI Emerging Markets EM Index Future	06/23/2025	166,620	(4,760)
2	LME Copper Future(c)	06/17/2025	485,365	(2,186)
3	MDE Crude Palm Oil Future(c)	06/16/2025	74,691	73
23	Montreal Exchange 10 Year Canadian Bond Future	06/20/2025	1,984,523	(9,128)
46	Montreal Exchange 2 Year Canadian Bond Future	06/20/2025	3,384,798	5,849
21	Montreal Exchange 5 Year Canadian Bond Future	06/20/2025	1,691,839	1,427
4	Montreal Exchange S&P/TSX 60 Index Future	06/20/2025	832,659	(993)
8	NYBOT CSC C Coffee Future(c)	07/22/2025	1,126,200	(38,587)
5	NYBOT CSC C Coffee Future(c)	09/19/2025	694,406	(113)
1	NYBOT CSC Cocoa Future(c)	07/17/2025	78,880	(660)
1	NYBOT CSC Cocoa Future(c)	09/16/2025	77,980	(2,220)
3	NYBOT CSC Number 11 World Sugar Future(c)	07/01/2025	62,664	(1,176)
6	NYMEX Henry Hub Natural Gas Future(c)	04/29/2025	247,140	(10,690)
3	NYMEX Henry Hub Natural Gas Future(c)	05/29/2025	127,710	(14,930)
16	OML Stockholm OMXS30 Index Future	04/17/2025	394,103	(30,250)
1	Robusta Coffee Future 10-Tonne(c)	07/28/2025	52,950	(930)
8	SAFEX FTSE/JSE Top 40 Index Future	06/20/2025	358,716	(1,659)
7	SFE 90 Day Australian Bank Accepted Bills Future	12/12/2025	4,336,918	587
9	SFE 90 Day Australian Bank Accepted Bills Future	03/13/2026	5,576,718	1,480
8	SFE 90 Day Australian Bank Accepted Bills Future	06/12/2026	4,957,204	1,284
6	SFE 90 Day Australian Bank Accepted Bills Future	09/11/2026	3,717,631	890
3	SFE 90 Day Australian Bank Accepted Bills Future	12/11/2026	1,858,634	209
5	SGX MSCI Singapore Index Future	04/30/2025	145,050	(1,181)
8	Three Month SONIA Index Future	03/17/2026	2,482,075	(840)
8	Three Month SONIA Index Future	06/16/2026	2,483,626	(103)
5	Three Month SONIA Index Future	09/15/2026	1,552,750	(337)
3	Three Month SONIA Index Future	12/15/2026	931,699	77
3	Three-Month SOFR Future	06/16/2026	723,713	75

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
3	Three-Month SOFR Futures	09/15/2026	$724,163	$438
4	Three-Month SOFR Futures	12/16/2026	965,750	437
3	Three-Month SOFR Futures	03/17/2027	724,238	400
3	Three-Month SOFR Futures	06/16/2027	724,088	638
2	Three-Month SOFR Futures	09/15/2027	482,575	612
1	Three-Month SOFR Futures	12/15/2027	241,213	313
3	TSE TOPIX (Tokyo Price Index) Future	06/13/2025	532,556	(16,047)
	TOTAL LONG FUTURES CONTRACTS			$(163,016)

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
1	Carbon Emissions Future(c)	12/16/2025	$73,548	$2,207
6	CBOT Corn Future(c)	07/15/2025	138,975	(1,050)
12	CBOT Soybean Future(c)	05/15/2025	608,850	2,300
14	CBOT Soybean Meal Future(c)	05/15/2025	409,780	5,640
14	CBOT Soybean Meal Future(c)	07/15/2025	419,160	2,450
2	CBOT Soybean Oil Future(c)	07/15/2025	54,468	(3,444)
4	CBOT US Treasury Bond Future	06/19/2025	469,125	(625)
11	CBOT Wheat Future(c)	05/15/2025	295,350	2,450
8	CBOT Wheat Future(c)	07/15/2025	220,200	1,450
1	CME Australian Dollar Currency Future	06/17/2025	62,535	530
2	CME Canadian Dollar Currency Future	06/18/2025	139,660	13
2	CME E-mini Russell 2000 Index Future	06/23/2025	202,710	1,033
1	CME Lean Hogs Future(c)	07/16/2025	38,330	1,160
1	CME New Zealand Dollar Currency Future	06/17/2025	56,870	525
1	CME Swiss Franc Currency Future	06/17/2025	142,588	731
13	Eurex 10 Year Euro BUND Future	06/09/2025	1,811,955	(10,501)
6	Eurex 30 Year Euro BUXL Future	06/09/2025	774,164	38,689
1	Eurex 5 Year Euro BOBL Future	06/09/2025	127,437	(932)
13	Euronext Milling Wheat Future(c)	05/13/2025	154,887	2,325
5	French Government Bond Future	06/09/2025	663,691	(5,841)
1	ICE Gas Oil Future(c)	05/13/2025	68,200	(3,600)
1	ICE Gas Oil Future(c)	06/13/2025	67,675	(3,125)
9	IFSC NIFTY 50 Index Future	04/25/2025	420,633	4,689
7	KCBT Hard Red Winter Wheat Future(c)	05/15/2025	194,950	(100)
1	LME Lead Future(c)	06/17/2025	50,248	(464)
4	LME Nickel Future(c)	06/17/2025	381,342	(3,069)
1	LME Primary Aluminum Future(c)	06/17/2025	63,258	240
29	Long Gilt Future	06/27/2025	3,435,103	32,138
3	MGE Red Wheat Future(c)	05/15/2025	88,800	1,875
14	NYBOT CTN Number 2 Cotton Future(c)	05/08/2025	467,810	(5,740)
1	NYBOT CTN Number 2 Cotton Future(c)	07/10/2025	33,995	(310)
1	NYMEX NY Harbor ULSD Futures(c)	06/02/2025	94,882	(117)
1	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	06/02/2025	95,781	(9)
20	SFE 10 Year Australian Bond Future	06/17/2025	1,408,069	(7,248)

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
12	SFE 3 Year Australian Bond Future	06/17/2025	$798,677	$(1,438)
6	SFE 90 Day Australian Bank Accepted Bills Future	09/11/2025	3,716,359	(540)
6	SFE 90 Day Australian Bank Accepted Bills Future	06/12/2025	3,713,999	(52)
1	SFE S&P ASX Share Price Index 200 Future	06/20/2025	123,063	346
1	SGX FTSE China A50 Futures Contract	04/30/2025	13,334	(23)
98	SGX Mini Japan Government 10 Year Bond Future	06/13/2025	9,040,866	(23,050)
42	TEF SET50 Index Future	06/30/2025	180,657	4,175
1	Three Month SONIA Index Future	06/16/2027	310,502	(308)
3	Three Month SONIA Index Future	09/15/2027	931,360	(546)
15	Three Month SONIA Index Future	12/16/2025	4,648,805	(793)
4	Three Month SONIA Index Future	12/15/2027	1,241,619	313
13	Three-Month SOFR Future	12/16/2025	3,126,175	1,800
7	TurkDEX ISE 30 Future	05/01/2025	20,091	789
6	Ultra U.S. Treasury Bond Future	06/19/2025	733,500	70
5	WCE Canola Future(c)	07/15/2025	43,013	(2,346)
	TOTAL SHORT FUTURES CONTRACTS			$32,667
	TOTAL FUTURES CONTRACTS			$(130,349)

OPEN CURRENCY CONTRACTS
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/(Depreciation)
To Buy:
Brazilian Real	04/02/2025	Deutsche Bank	5,225,810	$915,766	$6,989
Australian Dollar	04/16/2025	Deutsche Bank	1,050,000	656,250	(9,397)
British Pound	04/16/2025	Deutsche Bank	700,000	904,281	(1,937)
Canadian Dollar	04/16/2025	Deutsche Bank	858,860	597,370	(2,630)
Euro	04/16/2025	Deutsche Bank	400,000	433,136	(3,957)
Israeli Shekel	04/16/2025	Deutsche Bank	1,084,917	291,789	(8,211)
Japanese Yen	04/16/2025	Deutsche Bank	44,332,234	296,168	(3,832)
Mexican Peso	04/16/2025	Deutsche Bank	21,189,767	1,033,044	(16,956)
New Zealand Dollar	04/16/2025	Deutsche Bank	1,150,000	653,384	(11,080)
Singapore Dollar	04/16/2025	Deutsche Bank	266,029	198,187	(1,813)
South African Rand	04/16/2025	Deutsche Bank	18,263,343	995,115	(4,884)
South Korean Won	04/16/2025	Deutsche Bank	290,674,800	197,415	(2,585)
Swiss Franc	04/16/2025	Deutsche Bank	658,777	746,221	(3,779)
USD	04/16/2025	Deutsche Bank	2,889,767	398,242	(1,758)
Brazilian Real	05/05/2025	Deutsche Bank	577,064	100,451	451
Thailand Baht	05/21/2025	Deutsche Bank	28,546,265	842,523	(7,476)

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

OPEN CURRENCY CONTRACTS (Continued)
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/(Depreciation)
To Buy: (continued)
Chilean Peso	06/18/2025	Deutsche Bank	603,201,755	$634,239	$(15,761)
Columbian Peso	06/18/2025	Deutsche Bank	1,880,512,344	445,566	(4,434)
Indian Rupee	06/18/2025	Deutsche Bank	82,486,585	959,663	9,663
Indonesia Rupiah	06/18/2025	Deutsche Bank	1,643,183,754	98,256	(1,744)
Peruvian Sole	06/18/2025	Deutsche Bank	2,553,148	693,631	(6,368)
Philippine Peso	06/18/2025	Deutsche Bank	8,606,136	150,054	54
Taiwanese Dollar	06/18/2025	Deutsche Bank	1,632,297	49,355	(645)
				$12,290,106	$(92,090)

To Sell:
Brazilian Real	04/02/2025	Deutsche Bank	5,225,815	$915,767	$(15,767)
Australian Dollar	04/16/2025	Deutsche Bank	3,700,000	2,312,508	22,086
British Pound	04/16/2025	Deutsche Bank	50,000	64,591	(9)
Canadian Dollar	04/16/2025	Deutsche Bank	4,971,183	3,457,662	(7,663)
CNH	04/16/2025	Deutsche Bank	15,903,675	2,191,704	8,295
Euro	04/16/2025	Deutsche Bank	650,000	703,843	5,021
Israeli Shekel	04/16/2025	Deutsche Bank	1,285,769	345,810	4,190
Japanese Yen	04/16/2025	Deutsche Bank	140,448,773	938,286	11,714
Mexican Peso	04/16/2025	Deutsche Bank	26,395,836	1,286,856	13,143
New Zealand Dollar	04/16/2025	Deutsche Bank	3,800,000	2,158,989	11,695
Singapore Dollar	04/16/2025	Deutsche Bank	400,591	298,434	1,566
South African Rand	04/16/2025	Deutsche Bank	2,748,954	149,782	218
South Korean Won	04/16/2025	Deutsche Bank	3,691,202,849	2,506,929	43,070
Swiss Franc	04/16/2025	Deutsche Bank	2,063,500	2,337,400	12,598
Brazilian Real	05/05/2025	Deutsche Bank	289,556	50,404	(404)
Thailand Baht	05/21/2025	Deutsche Bank	13,553,250	400,015	(15)
Chilean Peso	06/18/2025	Deutsche Bank	188,518,021	198,218	1,782
Columbian Peso	06/18/2025	Deutsche Bank	422,897,590	100,201	(201)
Indian Rupee	06/18/2025	Deutsche Bank	105,187,320	1,223,763	(23,764)
Indonesia Rupiah	06/18/2025	Deutsche Bank	8,250,468,234	493,345	6,655
Peruvian Sole	06/18/2025	Deutsche Bank	182,772	49,655	345
Taiwanese Dollar	06/18/2025	Deutsche Bank	37,667,535	1,138,940	11,059
				$23,323,102	$105,614

Total					$13,524

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased Sell	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/(Depreciation)
To Buy:	To Sell:
British Pound	Euro	4/16/2025	Deutsche Bank	5,267,611	6,250,000	6,804,827	(6,767,726)	$37,101
Czech Koruna	Euro	4/16/2025	Deutsche Bank	17,493,627	700,000	758,155	(757,985)	170
Euro	British Pound	4/16/2025	Deutsche Bank	1,750,000	1,474,978	1,894,970	(1,905,412)	(10,442)
Euro	Czech Koruna	4/16/2025	Deutsche Bank	150,000	3,756,486	162,426	(162,802)	(376)
Euro	Hungarian Forints	4/16/2025	Deutsche Bank	200,000	80,430,349	216,568	(215,755)	813
Euro	Japanese Yen	4/16/2025	Deutsche Bank	750,000	121,282,373	812,130	(810,245)	1,885
Euro	Polish Zloty	4/16/2025	Deutsche Bank	850,000	3,571,638	920,414	(921,829)	(1,415)
Euro	Swedish Krona	4/16/2025	Deutsche Bank	300,000	3,298,099	324,852	(328,482)	(3,630)
Euro	Swiss Franc	4/16/2025	Deutsche Bank	800,000	763,695	866,272	(865,064)	1,208
Hungarian Forints	Euro	4/16/2025	Deutsche Bank	520,912,717	1,300,000	1,397,343	(1,407,686)	(10,343)
Japanese Yen	Euro	4/16/2025	Deutsche Bank	79,962,845	500,000	534,203	(541,417)	(7,214)
Norwegian Krone	Euro	4/16/2025	Deutsche Bank	70,885,886	6,150,000	6,738,644	(6,659,456)	79,188
Polish Zloty	Euro	4/16/2025	Deutsche Bank	11,560,343	2,750,000	2,983,684	(2,977,798)	5,886
Swedish Krona	Euro	4/16/2025	Deutsche Bank	53,474,927	4,900,000	5,325,955	(5,305,897)	20,058
Swiss Franc	Euro	4/16/2025	Deutsche Bank	380,992	400,000	431,564	(433,136)	(1,572)
				764,738,948	237,527,618	$30,172,007	$30,060,690	$111,317

Total								$124,841

(a)	Rate disclosed is the seven day effective yield as of March 31, 2025.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the CAEMAF Fund Limited.

CATALYST ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.0%
	OIL & GAS PRODUCERS - 100.0%
186,817	Cheniere Energy, Inc.	$43,229,454
144,025	DT Midstream, Inc.	13,895,532
397,238	Enbridge, Inc.	17,601,616
2,072,055	Energy Transfer, L.P.	38,519,502
555,691	Enterprise Products Partners, L.P.	18,971,291
207,931	Hess Midstream, L.P., Class A	8,793,402
647,808	Kinder Morgan, Inc.	18,481,962
270,487	Kinetik Holdings, Inc.	14,049,095
348,909	MPLX, L.P.	18,673,610
908,485	New Fortress Energy, Inc.	7,549,510
4,597,423	NextDecade Corporation(a)	35,767,951
366,906	ONEOK, Inc.	36,404,413
445,057	Pembina Pipeline Corporation	17,815,632
885,873	Plains GP Holdings, L.P., Class A	18,922,247
224,579	South Bow Corporation	5,731,256
163,214	Targa Resources Corporation	32,719,511
378,813	TC Energy Corporation	17,883,762
1,386,900	Venture Global, Inc.(a)	14,285,070
461,365	Western Midstream Partners, L.P.	18,897,510
321,436	Williams Companies, Inc. (The)	19,209,015
		417,401,341

	TOTAL COMMON STOCKS (Cost $287,112,651)	417,401,341

	TOTAL INVESTMENTS - 100.0% (Cost $287,112,651)	$417,401,341
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(170,051)
	NET ASSETS - 100.0%	$417,231,290

LP	- Limited Partnership

(a)	Non-income producing security.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 67.0%
	AEROSPACE & DEFENSE - 1.6%
527	General Dynamics Corporation	$143,650
527	Howmet Aerospace, Inc.	68,368
527	L3Harris Technologies, Inc.	110,306
527	Northrop Grumman Corporation	269,829
1,580	RTX Corporation	209,287
		801,440
	APPAREL & TEXTILE PRODUCTS - 0.1%
527	Deckers Outdoor Corporation(a)	58,924

	ASSET MANAGEMENT - 1.6%
527	Apollo Global Management, Inc., Class A	72,167
527	Ares Management Corporation, Class A	77,263
527	Blackrock, Inc.	498,796
527	Blackstone, Inc.	73,664
1,580	Charles Schwab Corporation (The)	123,682
		845,572
	AUTOMOTIVE - 0.3%
6,319	Ford Motor Company	63,380
1,580	General Motors Company	74,307
		137,687
	BANKING - 2.4%
10,005	Bank of America Corporation	417,509
2,106	Citigroup, Inc.	149,505
2,106	JPMorgan Chase & Company	516,601
2,106	Wells Fargo & Company	151,190
		1,234,805
	BEVERAGES - 1.7%
9,478	Coca-Cola Company (The)	678,814
4,213	Keurig Dr Pepper, Inc.	144,169
		822,983
	CABLE & SATELLITE - 0.2%
2,106	Comcast Corporation, Class A	77,711

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 67.0% (Continued)
	CHEMICALS - 1.0%
527	Air Products and Chemicals, Inc.	$155,423
527	Ecolab, Inc.	133,605
527	Sherwin-Williams Company (The)	184,023
		473,051
	COMMERCIAL SUPPORT SERVICES - 0.7%
527	Cintas Corporation	108,314
527	Republic Services, Inc.	127,618
527	Waste Management, Inc.	122,006
		357,938
	DATA CENTER REIT - 0.1%
527	Digital Realty Trust, Inc.	75,514

	DIVERSIFIED INDUSTRIALS - 1.5%
527	3M Company	77,395
527	Emerson Electric Company	57,780
1,053	General Electric Company	210,759
1,580	Honeywell International, Inc.	334,566
527	Illinois Tool Works, Inc.	130,701
		811,201
	E-COMMERCE DISCRETIONARY - 0.1%
1,053	eBay, Inc.	71,320

	ELECTRIC UTILITIES - 3.8%
1,053	Alliant Energy Corporation	67,761
527	Ameren Corporation	52,911
1,053	American Electric Power Company, Inc.	115,061
1,053	CenterPoint Energy, Inc.	38,150
1,053	CMS Energy Corporation	79,091
1,053	Consolidated Edison, Inc.	116,451
1,580	Dominion Energy, Inc.	88,591
527	DTE Energy Company	72,868
1,580	Duke Energy Corporation	192,713
527	Entergy Corporation	45,053
2,106	Exelon Corporation	97,044

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 67.0% (Continued)
	ELECTRIC UTILITIES - 3.8% (Continued)
2,106	FirstEnergy Corporation	$85,125
2,633	NextEra Energy, Inc.	186,653
5,266	PG&E Corporation	90,470
2,106	PPL Corporation	76,048
1,053	Public Service Enterprise Group, Inc.	86,662
1,053	Sempra	75,142
2,106	Southern Company (The)	193,646
527	WEC Energy Group, Inc.	57,432
1,580	Xcel Energy, Inc.	111,848
		1,928,720
	ELECTRICAL EQUIPMENT - 0.7%
1,580	Amphenol Corporation, Class A	103,632
527	Keysight Technologies, Inc.(a)	78,929
527	Trane Technologies PLC	177,557
		360,118
	ENGINEERING & CONSTRUCTION - 0.1%
527	Jacobs Solutions, Inc.	63,709

	ENTERTAINMENT CONTENT - 0.1%
527	Electronic Arts, Inc.	76,162

	FOOD - 0.3%
1,053	McCormick & Company, Inc.	86,672
1,053	Tyson Foods, Inc., Class A	67,192
		153,864
	GAMING REITS - 0.3%
1,053	Gaming and Leisure Properties, Inc.	53,598
2,633	VICI Properties, Inc.	85,888
		139,486
	GAS & WATER UTILITIES - 0.3%
1,053	American Water Works Company, Inc.	155,339

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 67.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 0.1%
527	Cardinal Health, Inc.	$72,605

	HEALTH CARE REIT - 0.3%
1,053	Ventas, Inc.	72,404
527	Welltower, Inc.	80,742
		153,146
	HOME CONSTRUCTION - 0.1%
527	PulteGroup, Inc.	54,176

	HOUSEHOLD PRODUCTS - 0.4%
1,580	Colgate-Palmolive Company	148,046
527	Kimberly-Clark Corporation	74,950
		222,996
	INDUSTRIAL SUPPORT SERVICES - 0.2%
1,053	Fastenal Company	81,660

	INFRASTRUCTURE REIT - 0.7%
1,580	American Tower Corporation, Class A	343,807

	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
1,053	Bank of New York Mellon Corporation (The)	88,315
527	CME Group, Inc.	139,808
527	Goldman Sachs Group, Inc. (The)	287,894
527	Intercontinental Exchange, Inc.	90,908
1,053	Nasdaq, Inc.	79,881
527	State Street Corporation	47,182
		733,988
	INSURANCE - 3.4%
1,053	Aflac, Inc.	117,083
527	Allstate Corporation (The)	109,126
1,053	American International Group, Inc.	91,548
527	Aon PLC, Class A	210,321
527	Brown & Brown, Inc.	65,559
527	Cincinnati Financial Corporation	77,848

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 67.0% (Continued)
	INSURANCE - 3.4% (Continued)
1,053	Marsh & McLennan Companies, Inc.	$256,965
1,580	MetLife, Inc.	126,858
1,053	Principal Financial Group, Inc.	88,842
527	Progressive Corporation (The)	149,146
1,053	Prudential Financial, Inc.	117,599
527	Reinsurance Group of America, Inc.	103,766
527	Travelers Companies, Inc. (The)	139,370
527	W R Berkley Corporation	37,501
		1,691,532
	INTERNET MEDIA & SERVICES - 3.3%
5,266	Alphabet, Inc., Class A	814,334
1,580	Meta Platforms, Inc., Class A	910,649
		1,724,983
	LEISURE FACILITIES & SERVICES - 2.2%
2,106	Carnival Corporation(a)	41,130
1,580	Chipotle Mexican Grill, Inc.(a)	79,332
527	Hilton Worldwide Holdings, Inc.	119,919
527	Marriott International, Inc., Class A	125,531
1,580	McDonald's Corporation	493,544
527	Royal Caribbean Cruises Ltd.	108,267
1,053	Starbucks Corporation	103,289
527	Yum! Brands, Inc.	82,929
		1,153,941
	MACHINERY - 0.9%
527	Caterpillar, Inc.	173,805
527	Deere & Company	247,347
527	Xylem, Inc.	62,955
		484,107
	MEDICAL EQUIPMENT & DEVICES - 1.2%
1,580	Boston Scientific Corporation(a)	159,390
527	Intuitive Surgical, Inc.(a)	261,007
527	Stryker Corporation	196,176
		616,573

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 67.0% (Continued)
	METALS & MINING - 0.2%
2,633	Newmont Corporation	$127,121

	MULTI ASSET CLASS REIT - 0.2%
1,580	WP Carey, Inc.	99,714

	OIL & GAS PRODUCERS - 2.9%
2,106	Chevron Corporation	352,313
1,580	Coterra Energy, Inc.	45,662
1,053	EQT Corporation	56,262
5,792	Exxon Mobil Corporation	688,843
1,580	Kinder Morgan, Inc.	45,077
527	Marathon Petroleum Corporation	76,779
1,053	MPLX, L.P.	56,357
527	ONEOK, Inc.	52,289
527	Phillips 66	65,074
1,053	Williams Companies, Inc. (The)	62,927
		1,501,583
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
1,053	Baker Hughes Company	46,279

	REAL ESTATE SERVICES - 0.1%
527	CBRE Group, Inc., Class A(a)	68,921

	RESIDENTIAL REIT - 0.8%
1,580	American Homes 4 Rent, Class A	59,740
527	AvalonBay Communities, Inc.	113,105
527	Camden Property Trust	64,452
1,053	Equity Residential	75,374
527	Mid-America Apartment Communities, Inc.	88,315
1,053	UDR, Inc.	47,564
		448,550
	RETAIL - DISCRETIONARY - 1.6%
1,053	Home Depot, Inc. (The)	385,914
527	Lowe's Companies, Inc.	122,912

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 67.0% (Continued)
	RETAIL - DISCRETIONARY - 1.6% (Continued)
2,106	TJX Companies, Inc. (The)	$256,511
1,053	Tractor Supply Company	58,020
		823,357
	RETAIL REIT - 0.3%
527	Regency Centers Corporation	38,872
527	Simon Property Group, Inc.	87,524
		126,396
	SELF-STORAGE REIT - 0.3%
527	Public Storage	157,725

	SEMICONDUCTORS - 7.2%
1,053	Analog Devices, Inc.	212,359
1,053	Applied Materials, Inc.	152,811
3,686	Broadcom, Inc.	617,147
2,106	Lam Research Corporation	153,106
1,053	Marvell Technology, Inc.	64,833
1,580	Micron Technology, Inc.	137,286
16,323	NVIDIA Corporation	1,769,087
2,106	QUALCOMM, Inc.	323,503
1,580	Texas Instruments, Inc.	283,926
		3,714,058
	SOFTWARE - 7.6%
527	Autodesk, Inc.(a)	137,969
527	Cadence Design Systems, Inc.(a)	134,032
527	Fortinet, Inc.(a)	50,729
1,580	Gen Digital, Inc.	41,933
527	Intuit, Inc.	323,573
4,739	Microsoft Corporation	1,778,972
3,686	Oracle Corporation	515,340
1,053	Palo Alto Networks, Inc.(a)	179,684
1,053	Salesforce, Inc.	282,583
527	ServiceNow, Inc.(a)	419,566
		3,864,381

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 67.0% (Continued)
	SPECIALTY FINANCE - 0.7%
1,053	American Express Company	$283,310
527	Capital One Financial Corporation	94,491
		377,801
	SPECIALTY REITS - 0.1%
527	Iron Mountain, Inc.	45,343

	TECHNOLOGY HARDWARE - 5.0%
7,898	Apple, Inc.	1,754,383
1,053	Arista Networks, Inc.(a)	81,586
6,845	Cisco Systems, Inc.	422,405
527	Dell Technologies, Inc., Class C	48,036
527	Motorola Solutions, Inc.	230,726
527	NetApp, Inc.	46,292
		2,583,428
	TECHNOLOGY SERVICES - 5.9%
527	Automatic Data Processing, Inc.	161,014
527	Broadridge Financial Solutions, Inc.	127,776
1,053	Cognizant Technology Solutions Corporation, Class A	80,555
1,580	Fidelity National Information Services, Inc.	117,994
527	Fiserv, Inc.(a)	116,377
1,053	International Business Machines Corporation	261,839
1,580	Mastercard, Inc., Class A	866,029
527	Moody's Corporation	245,419
527	Paychex, Inc.	81,306
527	S&P Global, Inc.	267,769
527	Verisk Analytics, Inc.	156,846
1,580	Visa, Inc., Class A	553,727
		3,036,651
	TELECOMMUNICATIONS - 1.6%
3,686	AT&T, Inc.	104,240
1,053	T-Mobile US, Inc.	280,846
9,478	Verizon Communications, Inc.	429,922
		815,008

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 67.0% (Continued)
	TRANSPORTATION & LOGISTICS - 0.6%
527	Expeditors International of Washington, Inc.	$63,372
1,053	Union Pacific Corporation	248,760
		312,132
	TRANSPORTATION EQUIPMENT - 0.4%
1,053	PACCAR, Inc.	102,531
527	Westinghouse Air Brake Technologies Corporation	95,571
		198,102
	WHOLESALE - CONSUMER STAPLES - 0.1%
527	Sysco Corporation	39,547
527	US Foods Holding Corporation(a)	34,497
		74,044
	WHOLESALE - DISCRETIONARY - 0.2%
1,580	Copart, Inc.(a)	89,412

	TOTAL COMMON STOCKS (Cost $34,868,068)	34,489,064

	SHORT-TERM INVESTMENTS — 13.8%
	MONEY MARKET FUNDS - 13.8%
7,073,353	First American Treasury Obligations Fund, Class X, 4.25%(b)	7,073,353
	TOTAL MONEY MARKET FUNDS (Cost $7,073,353)

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 0.4%
	CALL OPTIONS PURCHASED - 0.4%
1,590	S&P500 EMINI OPTN Jun25C ESM5C 6450 Index	MS	06/20/2025	$6,450	$449,433,375	$182,850
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $362,415)

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Contracts(c)
	TOTAL INVESTMENTS - 81.2% (Cost $42,303,836)	$41,745,267
	OTHER ASSETS IN EXCESS OF LIABILITIES- 18.8%	9,673,894
	NET ASSETS - 100.0%	$51,419,161

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
43	CBOE Volatility Index	04/17/2025	$896,271	$(1,969)
296	CBOT 2 Year US Treasury Note Future	07/01/2025	61,322,875	51,623
105	CME British Pound Currency Future	06/17/2025	8,472,844	(23,544)
14	CME Euro FX/Japanese Yen Cross Rate Currency Future	06/17/2025	1,886,587	17,240
10	COMEX Copper Future(e)	05/29/2025	1,258,500	40,300
15	COMEX Gold 100 Troy Ounces Future(e)	06/27/2025	4,725,450	89,260
55	Eurex EURO STOXX 50 Future	06/23/2025	3,087,688	(141,253)
7	HKG Hang Seng Index Future	04/30/2025	1,041,846	(20,081)
8	LME Copper Future(e)	06/17/2025	1,941,460	25,997
39	LME Lead Future(e)	06/17/2025	1,959,682	(28,531)
21	LME Zinc Future(e)	06/17/2025	1,498,361	(36,418)
6	NYBOT CSC C Coffee Future(e)	05/20/2025	854,438	(31,162)
48	NYBOT CSC Number 11 World Sugar Future(e)	05/01/2025	1,013,913	(9,353)
18	NYMEX Henry Hub Natural Gas Future(e)	04/29/2025	741,420	(10,400)
31	NYMEX Light Sweet Crude Oil Future(e)	04/23/2025	2,215,880	55,970
23	SGX Nikkei 225 Stock Index Future	06/13/2025	2,737,420	(159,426)
152	Three-Month SOFR Future	03/17/2027	36,694,700	10,012
	TOTAL LONG FUTURES CONTRACTS			$(171,735)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
63	CBOT 10 Year US Treasury Note Future	06/19/2025	$7,006,781	$(15,328)
16	CBOT 5 Year US Treasury Note Future	07/01/2025	1,730,500	4,001
53	CBOT Soybean Future(e)	05/15/2025	2,689,088	13,250
33	CBOT US Treasury Bond Future	06/19/2025	3,870,281	6,595
101	CME Australian Dollar Currency Future	06/17/2025	6,316,035	43,027
199	CME Canadian Dollar Currency Future	06/18/2025	13,896,170	(2,709)
16	CME E-Mini NASDAQ 100 Index Future	06/23/2025	6,220,640	48,765
48	CME E-Mini Standard & Poor's 500 Index Future	06/23/2025	13,567,801	11,447
135	CME Euro Foreign Exchange Currency Future	06/17/2025	18,329,624	75,627
207	CME Japanese Yen Currency Future	06/17/2025	17,385,413	246,882
47	Eurex 10 Year Euro BUND Future	06/09/2025	6,550,914	(2,519)
57	Eurex 2 Year Euro SCHATZ Future	06/09/2025	6,595,732	(11,653)

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
86	Eurex 5 Year Euro BOBL Future	06/09/2025	$10,959,580	$(23,027)
41	LME Primary Aluminum Future(e)	06/17/2025	2,593,568	76,347
36	Long Gilt Future	06/27/2025	4,264,266	21,862
76	NYBOT CTN Number 2 Cotton Future(e)	05/08/2025	2,539,540	(23,805)
71	Three Month SONIA Index Future	03/17/2027	22,049,056	(15,532)
13	TSE Japanese 10 Year Bond Future	06/16/2025	11,998,186	(33,149)
	TOTAL SHORT FUTURES CONTRACTS			$420,081

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.

(c)	Each contract is equivalent to one futures contract.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(e)	All or a portion of this investment is a holding of the CWAMSF Fund Limited.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 72.2%
	ADVERTISING & MARKETING - 0.1%
354	Trade Desk, Inc. (The), Class A(a)	$19,371

	AUTOMOTIVE - 2.0%
1,165	Tesla, Inc.(a)	301,921

	BEVERAGES - 1.7%
350	Coca-Cola Europacific Partners PLC	30,461
1,038	Keurig Dr Pepper, Inc.	35,520
750	Monster Beverage Corporation(a)	43,890
1,061	PepsiCo, Inc.	159,086
		268,957
	BIOTECH & PHARMA - 2.8%
417	Amgen, Inc.	129,916
449	AstraZeneca PLC - ADR	33,002
114	Biogen, Inc.(a)	15,600
960	Gilead Sciences, Inc.	107,568
85	Regeneron Pharmaceuticals, Inc.	53,910
202	Vertex Pharmaceuticals, Inc.(a)	97,934
		437,930
	CABLE & SATELLITE - 1.0%
110	Charter Communications, Inc., Class A(a),(b)	40,538
2,902	Comcast Corporation, Class A	107,084
		147,622
	CHEMICALS - 1.1%
366	Linde PLC	170,424

	COMMERCIAL SUPPORT SERVICES - 0.4%
310	Cintas Corporation	63,714

	DIVERSIFIED INDUSTRIALS - 0.7%
500	Honeywell International, Inc.	105,876

	E-COMMERCE DISCRETIONARY – 5.0%
3,304	Amazon.com, Inc.(a)	628,619

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 72.2% (Continued)
	E-COMMERCE DISCRETIONARY – 5.0% (Continued)
39	MercadoLibre, Inc.(a)	$76,084
508	PDD Holdings, Inc. - ADR(a)	60,121
		764,824
	ELECTRIC UTILITIES - 1.0%
410	American Electric Power Company, Inc.	44,801
243	Constellation Energy Corporation	48,995
774	Exelon Corporation	35,666
444	Xcel Energy, Inc.	31,431
		160,893
	ENTERTAINMENT CONTENT - 0.9%
236	AppLovin Corporation, Class A(a)	62,533
200	Electronic Arts, Inc.	28,904
137	Take-Two Interactive Software, Inc.(a)	28,393
1,909	Warner Bros Discovery, Inc.(a)	20,484
		140,314
	FOOD - 0.6%
928	Kraft Heinz Company (The)	28,239
1,021	Mondelez International, Inc., Class A	69,275
		97,514
	INDUSTRIAL SUPPORT SERVICES - 0.2%
436	Fastenal Company	33,812

	INTERNET MEDIA & SERVICES - 9.6%
334	Airbnb, Inc., Class A(a)	39,900
1,831	Alphabet, Inc., Class A	283,146
1,733	Alphabet, Inc., Class C	270,747
26	Booking Holdings, Inc.	119,780
299	DoorDash, Inc., Class A(a)	54,648
681	Meta Platforms, Inc., Class A	392,500
334	Netflix, Inc.(a)	311,465
		1,472,186
	LEISURE FACILITIES & SERVICES - 0.9%
224	Marriott International, Inc., Class A	53,357

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 72.2% (Continued)
	LEISURE FACILITIES & SERVICES - 0.9% (Continued)
870	Starbucks Corporation	$85,338
		138,695
	LEISURE PRODUCTS - 0.2%
60	Axon Enterprise, Inc.(a)	31,557

	MEDICAL EQUIPMENT & DEVICES - 1.4%
304	DexCom, Inc.(a)	20,760
352	GE HealthCare Technologies, Inc.	28,410
64	IDEXX Laboratories, Inc.(a)	26,877
276	Intuitive Surgical, Inc.(a)	136,694
		212,741
	OIL & GAS PRODUCERS - 0.2%
222	Diamondback Energy, Inc.	35,493

	OIL & GAS SERVICES & EQUIPMENT - 0.2%
762	Baker Hughes Company	33,490

	RETAIL - CONSUMER STAPLES - 2.1%
340	Costco Wholesale Corporation	321,565

	RETAIL - DISCRETIONARY - 0.8%
91	Lululemon Athletica, Inc.(a)	25,758
44	O'Reilly Automotive, Inc.(a)	63,034
258	Ross Stores, Inc.	32,970
		121,762
	SEMICONDUCTORS - 14.7%
1,234	Advanced Micro Devices, Inc.(a)	126,781
381	Analog Devices, Inc.	76,836
638	Applied Materials, Inc.	92,587
98	ARM Holdings PLC - ADR(a),(b)	10,465
69	ASML Holding N.V.	45,722
2,438	Broadcom, Inc.	408,194
412	GLOBALFOUNDRIES, Inc.(a),(b)	15,207
3,106	Intel Corporation	70,537

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 72.2% (Continued)
	SEMICONDUCTORS - 14.7% (Continued)
103	KLA Corporation	$70,019
988	Lam Research Corporation	71,828
671	Marvell Technology, Inc.	41,313
408	Microchip Technology, Inc.	19,751
865	Micron Technology, Inc.	75,160
7,636	NVIDIA Corporation	827,591
194	NXP Semiconductors N.V.	36,872
320	ON Semiconductor Corporation(a)	13,021
852	QUALCOMM, Inc.	130,876
701	Texas Instruments, Inc.	125,970
		2,258,730
	SOFTWARE - 12.2%
333	Adobe, Inc.(a)	127,715
68	ANSYS, Inc.(a)	21,526
126	Atlassian Corporation, Class A(a)	26,738
167	Autodesk, Inc.(a)	43,721
214	Cadence Design Systems, Inc.(a)	54,427
180	Crowdstrike Holdings, Inc., Class A(a)	63,464
241	Datadog, Inc., Class A(a)	23,910
593	Fortinet, Inc.(a)	57,082
216	Intuit, Inc.	132,622
2,326	Microsoft Corporation	873,156
174	MicroStrategy, Inc., Class A(a)	50,159
56	MongoDB, Inc.(a)	9,822
1,694	Palantir Technologies, Inc., Class A(a)	142,974
504	Palo Alto Networks, Inc.(a)	86,003
82	Roper Technologies, Inc.	48,346
119	Synopsys, Inc.(a),(b)	51,033
167	Workday, Inc., Class A(a)	39,000
119	Zscaler, Inc.(a)	23,612
		1,875,310
	TECHNOLOGY HARDWARE - 7.9%
4,589	Apple, Inc.	1,019,354

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 72.2% (Continued)
	TECHNOLOGY HARDWARE - 7.9% (Continued)
3,073	Cisco Systems, Inc.	$189,635
		1,208,989
	TECHNOLOGY SERVICES - 1.9%
315	Automatic Data Processing, Inc.	96,242
103	CDW Corporation	16,507
379	Cognizant Technology Solutions Corporation, Class A	28,994
318	CoStar Group, Inc.(a)	25,195
279	Paychex, Inc.	43,044
785	PayPal Holdings, Inc.(a)	51,221
108	Verisk Analytics, Inc.	32,143
		293,346
	TELECOMMUNICATIONS - 1.5%
893	T-Mobile US, Inc.	238,172

	TRANSPORTATION & LOGISTICS - 0.5%
1,481	CSX Corporation	43,586
163	Old Dominion Freight Line, Inc.	26,968
		70,554
	TRANSPORTATION EQUIPMENT - 0.3%
404	PACCAR, Inc.(b)	39,337

	WHOLESALE - DISCRETIONARY - 0.3%
739	Copart, Inc.(a)	41,820

	TOTAL COMMON STOCKS (Cost $8,845,720)	11,106,919

	EXCHANGE-TRADED FUNDS — 20.4%
	EQUITY - 20.4%
6,683	Invesco QQQ Trust Series 1	3,133,792
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,939,979)

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.0%
	COLLATERAL FOR SECURITIES LOANED - 1.0%
158,467	Mount Vernon Liquid Assets Portfolio, 4.42% (Cost $158,467)(c),(d)	$158,467

	MONEY MARKET FUNDS - 1.0%
147,846	First American Treasury Obligations Fund, Class X, 4.25% (Cost $147,846)(d)	147,846

	TOTAL SHORT-TERM INVESTMENTS (Cost $306,313)	306,313

Contracts(e)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 0.5%
	CALL OPTIONS PURCHASED - 0.5%
71	S&P Emini 2nd Week Future	WED	04/11/2025	$5,800	$20,069,038	$81,651
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $233,413)

	TOTAL INVESTMENTS - 95.1% (Cost $12,325,425)					$14,628,675
	CALL OPTIONS WRITTEN – (0.0)%(f) (Premiums received - $50,588)					(533)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.9%					749,225
	NET ASSETS - 100.0%					$15,377,367

Contracts(e)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS – (0.0)%(f)
	CALL OPTIONS WRITTEN – (0.0)%(f)
71	S&P Emini 2nd Week Future	WED	04/11/2025	$6,200	$20,069,038	$533
	TOTAL FUTURE OPTIONS WRITTEN (Premiums received - $50,588)

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(g)	Value and Unrealized Appreciation
24	CME E-Mini Standard & Poor's 500 Index Future	06/23/2025	$6,783,900	$76,800
	TOTAL FUTURES CONTRACTS

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

WED	- Wedbush Securities

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2025 was $154,208

(c)	Security was purchased with cash received as collateral for securities on loan at March 31, 2025. Total collateral had a value of $158,467 at March 31, 2025.

(d)	Rate disclosed is the seven-day effective yield as of March 31, 2025.

(e)	Each contract is equivalent to one futures contract.

(f)	Percentage rounds to greater than (0.1%).

(g)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of and are not necessarily indicative of the future cash flow of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affect the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 93.0%
	AEROSPACE & DEFENSE - 1.2%
30,000	Kratos Defense & Security Solutions, Inc.(a)	$890,700

	BEVERAGES - 4.4%
80,000	Arca Continental COM NPV	836,417
5,739	Diageo plc - ADR	601,390
4,950,000	Thai Beverage PCL	1,879,047
		3,316,854
	BIOTECH & PHARMA - 13.4%
11,900	Johnson & Johnson	1,973,496
22,002	Novartis A.G. - ADR	2,452,783
59,750	Sanofi - ADR	3,313,735
158,000	Takeda Pharmaceutical Company Ltd. - ADR	2,349,460
		10,089,474
	CHEMICALS - 2.0%
55,000	Mosaic Company (The)	1,485,550

	CONSTRUCTION MATERIALS - 5.4%
25,180	Holcim A.G.(b)	2,690,201
82,010	MDU Resources Group, Inc.	1,386,789
		4,076,990
	DIVERSIFIED INDUSTRIALS - 1.8%
6,400	Honeywell International, Inc.	1,355,200

	ELECTRICAL EQUIPMENT - 0.7%
4,856	Daikin Industries Ltd.(b)	522,659

	ENGINEERING & CONSTRUCTION - 3.6%
20,502	Everus Construction Group, Inc.(a)	760,419
67,675	Tetra Tech, Inc.	1,979,494
		2,739,913
	ENTERTAINMENT CONTENT - 4.3%
4,671	Electronic Arts, Inc.	675,053
456,280	Vivendi S.A.	1,360,991
25,500	Vivendi S.A. - ADR	74,511

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 93.0% (Continued)
	ENTERTAINMENT CONTENT - 4.3% (Continued)
11,567	Walt Disney Company (The)	$1,141,663
		3,252,218
	FOOD - 5.3%
284,700	GrainCorp Ltd.	1,211,603
28,000	Nestle S.A. - ADR	2,832,760
		4,044,363
	GAS & WATER UTILITIES - 3.0%
28,270	National Fuel Gas Company	2,238,701

	HOME CONSTRUCTION - 0.6%
8,000	Fortune Brands Innovations, Inc.	487,040

	HOUSEHOLD PRODUCTS - 2.1%
26,000	Unilever plc - ADR	1,548,300

	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
2,775	CME Group, Inc.	736,180

	INSURANCE - 0.5%
1,000	Aon PLC, Class A	399,090

	INTERNET MEDIA & SERVICES - 5.9%
8,124	Alphabet, Inc., Class C	1,269,213
5,428	Meta Platforms, Inc., Class A	3,128,481
		4,397,694
	LEISURE FACILITIES & SERVICES - 1.7%
148,640	Arcos Dorados Holdings, Inc., Class A	1,198,038

	MEDICAL EQUIPMENT & DEVICES - 3.2%
26,425	Medtronic PLC	2,374,551

	METALS & MINING - 2.6%
27,000	Freeport-McMoRan, Inc.	1,022,220

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 93.0% (Continued)
	METALS & MINING - 2.6% (Continued)
188,340	Grupo Mexico S.A.B. de C.V. - Series B	$940,812
		1,963,032
	OIL & GAS PRODUCERS - 3.2%
12,827	Chevron Corporation	2,145,829
2,500	ConocoPhillips	262,550
		2,408,379
	PUBLISHING & BROADCASTING - 0.5%
256,280	Louis Hachette Group(a),(b)	383,048

	RETAIL - CONSUMER STAPLES - 3.8%
9,000	PriceSmart, Inc.	790,650
23,000	Walmart, Inc.	2,019,171
		2,809,821
	RETAIL - DISCRETIONARY - 1.0%
2,104	Home Depot, Inc. (The)	771,095

	SEMICONDUCTORS - 2.5%
6,354	Applied Materials, Inc.	922,093
9,098	Micron Technology, Inc.	790,525
1,500	Tokyo Electron Ltd.(b)	201,159
		1,913,777
	SOFTWARE - 3.6%
7,110	Microsoft Corporation	2,669,023

	TECHNOLOGY HARDWARE - 5.8%
7,272	Apple, Inc.	1,615,329
44,810	Cisco Systems, Inc.	2,765,224
		4,380,553
	TECHNOLOGY SERVICES - 1.6%
8,688	Fidelity National Information Services, Inc.	648,820
500	Mastercard, Inc., Class A	274,060
700	Visa, Inc., Class A	245,322
		1,168,202

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares				Fair Value
	COMMON STOCKS — 93.0% (Continued)
	TELECOMMUNICATIONS - 4.7%
56,000	AT&T, Inc.			$1,583,680
152,000	Orange S.A. - ADR			1,965,360
				3,549,040
	TOBACCO & CANNABIS - 1.6%
32,463	Imperial Brands plc - ADR			1,204,702

	WHOLESALE - CONSUMER STAPLES - 2.0%
20,003	Bunge Global S.A.			1,528,629

	TOTAL COMMON STOCKS (Cost $55,002,582)			69,902,816

	EXCHANGE-TRADED FUNDS — 5.5%
	COMMODITY - 4.9%
60,000	SPDR Gold MiniShares Trust(a)			3,713,400

	FIXED INCOME - 0.6%
5,000	SPDR Bloomberg 1-3 Month T-Bill ETF			458,650

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,751,302)			4,172,050

		Coupon Rate (%)	Maturity
	PREFERRED STOCKS — 0.5%
	HOUSEHOLD PRODUCTS — 0.5%
5,100	Henkel A.G. & Company KGaA(b)	3.06%		405,440

	TOTAL PREFERRED STOCKS (Cost $457,117)			405,440

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
428,047	First American Treasury Obligations Fund, Class X, 4.25% (Cost $428,047)(c)	$428,047

	TOTAL INVESTMENTS - 99.6% (Cost $58,639,048)	$74,908,353
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	274,114
	NET ASSETS - 100.0%	$75,182,467

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

PLC	- Public Limited Company

S/A	- Société Anonyme

SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.

(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2025.

CATALYST/LYONS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5%
	APPAREL & TEXTILE PRODUCTS - 3.4%
6,943	Crocs, Inc.(a)	$737,347

	COMMERCIAL SUPPORT SERVICES - 4.8%
4,425	Waste Management, Inc.	1,024,432

	E-COMMERCE DISCRETIONARY - 2.0%
2,271	Amazon.com, Inc.(a)	432,080

	ELECTRICAL EQUIPMENT - 8.1%
1,808	Lennox International, Inc.	1,013,981
9,850	Veritiv Holdings Company	711,170
		1,725,151
	HEALTH CARE FACILITIES & SERVICES - 10.1%
3,166	HCA Healthcare, Inc.	1,094,011
2,026	UnitedHealth Group, Inc.	1,061,118
		2,155,129
	INDUSTRIAL INTERMEDIATE PROD - 6.4%
17,992	Mueller Industries, Inc.	1,369,911

	INDUSTRIAL SUPPORT SERVICES - 5.0%
1,092	WW Grainger, Inc.	1,078,710

	INTERNET MEDIA & SERVICES - 6.8%
2,811	Alphabet, Inc., Class A	434,693
1,769	Meta Platforms, Inc., Class A	1,019,581
		1,454,274
	LEISURE FACILITIES & SERVICES - 8.7%
4,533	Darden Restaurants, Inc.	941,776
3,911	Marriott International, Inc., Class A	931,600
		1,873,376
	MACHINERY - 1.3%
466	Parker-Hannifin Corporation	283,258

CATALYST/LYONS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	RETAIL - CONSUMER STAPLES - 4.7%
1,063	Costco Wholesale Corporation	$1,005,364

	RETAIL - DISCRETIONARY - 10.8%
345	AutoZone, Inc.(a)	1,315,410
6,739	Penske Automotive Group, Inc.	970,281
		2,285,691
	SEMICONDUCTORS - 5.1%
984	KLA Corporation	668,924
4,001	NVIDIA Corporation	433,628
		1,102,552
	SOFTWARE - 6.5%
2,687	Cadence Design Systems, Inc.(a)	683,385
1,910	Microsoft Corporation	716,994
		1,400,379
	TECHNOLOGY HARDWARE - 6.0%
4,000	Apple, Inc.	888,520
5,187	Arista Networks, Inc.(a)	401,889
		1,290,409
	TECHNOLOGY SERVICES - 8.8%
4,825	Broadridge Financial Solutions, Inc.	1,169,869
4,786	Insight Enterprises, Inc.(a)	717,852
		1,887,721

	TOTAL COMMON STOCKS (Cost $18,510,431)	21,105,784

	SHORT-TERM INVESTMENT — 1.5%
	MONEY MARKET FUND - 1.5%
325,589	First American Treasury Obligations Fund, Class X, 4.25% (Cost $325,589)(b)	325,589

	TOTAL INVESTMENTS - 100.0% (Cost $18,836,020)	$21,431,373
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(4,056)
	NET ASSETS - 100.0%	$21,427,317

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 54.5%
	AEROSPACE & DEFENSE - 0.6%
3,000	Kratos Defense & Security Solutions, Inc.(a)	$89,070

	BEVERAGES - 2.3%
7,800	Arca Continental S.A.B. de C.V.	81,551
600,000	Thai Beverage PCL	227,764
		309,315
	BIOTECH & PHARMA - 9.2%
1,960	Johnson & Johnson	325,046
1,740	Novartis A.G. - ADR	193,975
7,528	Sanofi S.A. - ADR	417,503
23,000	Takeda Pharmaceutical Company Ltd. - ADR	342,010
		1,278,534
	CHEMICALS - 0.8%
4,190	Mosaic Company	113,172

	CONSTRUCTION MATERIALS - 3.9%
3,930	Holcim A.G.	419,877
7,000	MDU Resources Group, Inc.	118,370
		538,247
	DIVERSIFIED INDUSTRIALS - 0.4%
250	Honeywell International, Inc.	52,938

	ENGINEERING & CONSTRUCTION - 1.7%
2,190	Everus Construction Group, Inc.(a)	81,227
5,285	Tetra Tech, Inc.	154,586
		235,813
	ENTERTAINMENT CONTENT - 2.3%
77,700	Vivendi S.E.	231,764
30,000	Vivendi S.E. - ADR	87,660
		319,424
	FOOD - 3.3%
24,000	GrainCorp Ltd.	102,137
3,533	Nestle S.A. - ADR	357,434
		459,571

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 54.5% (Continued)
	GAS & WATER UTILITIES - 2.2%
3,775	National Fuel Gas Company	$298,942

	HOME CONSTRUCTION - 0.2%
500	Fortune Brands Innovations, Inc.	30,440

	HOUSEHOLD PRODUCTS - 1.2%
2,900	Unilever PLC - ADR	172,695

	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
360	CME Group, Inc.	95,504

	INSURANCE - 1.1%
380	Aon PLC, Class A	151,655

	INTERNET MEDIA & SERVICES - 1.3%
600	Alphabet, Inc., Class C	93,738
153	Meta Platforms, Inc., Class A	88,183
		181,921
	LEISURE FACILITIES & SERVICES - 0.7%
11,200	Arcos Dorados Holdings, Inc., Class A	90,272

	MEDICAL EQUIPMENT & DEVICES - 1.9%
2,900	Medtronic PLC	260,594

	METALS & MINING - 0.7%
1,000	Freeport-McMoRan, Inc.	37,860
12,000	Grupo Mexico S.A.B. de C.V. - Series B	59,943
		97,803
	OIL & GAS PRODUCERS - 1.6%
1,000	Chevron Corporation	167,290
555	ConocoPhillips	58,286
		225,576

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 54.5% (Continued)
	PUBLISHING & BROADCASTING - 0.4%
37,700	Louis Hachette Group(a)	$56,348

	RETAIL - CONSUMER STAPLES - 1.3%
1,064	PriceSmart, Inc.	93,472
1,000	Walmart, Inc.	87,790
		181,262
	RETAIL - DISCRETIONARY - 0.8%
323	Home Depot, Inc.	118,376

	SEMICONDUCTORS - 1.9%
600	Applied Materials, Inc.	87,072
1,630	Micron Technology, Inc.	141,631
300	Tokyo Electron Ltd.	40,232
		268,935
	SOFTWARE - 3.3%
1,190	Microsoft Corporation	446,714

	TECHNOLOGY HARDWARE - 3.5%
650	Apple, Inc.	144,384
5,325	Cisco Systems, Inc.	328,605
		472,989
	TECHNOLOGY SERVICES - 1.0%
1,000	Fidelity National Information Services, Inc.	74,680
200	Visa, Inc., Class A	70,092
		144,772
	TELECOMMUNICATIONS - 3.5%
5,000	AT&T, Inc.	141,400
26,340	Orange S.A. - ADR	340,576
		481,976
	TOBACCO & CANNABIS - 0.9%
3,340	Imperial Brands PLC - ADR	123,947

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares				Fair Value
	COMMON STOCKS — 54.5% (Continued)
	WHOLESALE - CONSUMER STAPLES - 1.8%
3,217	Bunge Global S.A.			$245,843

	TOTAL COMMON STOCKS (Cost $5,994,908)			7,542,648

	EXCHANGE-TRADED FUNDS — 3.8%
	COMMODITY - 3.8%
8,500	SPDR Gold MiniShares Trust(a)			526,065
	TOTAL EXCHANGE-TRADED FUNDS (Cost $314,458)

	PREFERRED STOCKS — 2.0%
	HOUSEHOLD PRODUCTS — 2.0%
3,500	Henkel A.G. & Company KGaA			278,243
	TOTAL PREFERRED STOCKS (Cost $323,349)

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 38.2%
	AUTOMOTIVE — 3.2%
250,000	Ford Motor Credit Company, LLC	4.1340	08/04/25	248,578
200,000	Honda Motor Company Ltd.	2.5340	03/10/27	192,934
				441,512
	BANKING — 1.4%
200,000	Sumitomo Mitsui Financial Group, Inc.	1.4740	07/08/25	198,419

	CABLE & SATELLITE — 1.8%
250,000	Grupo Televisa S.A.B	4.6250	01/30/26	247,128

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 38.2% (Continued)
	CHEMICALS — 1.1%
150,000	Nutrien Ltd.	3.0000	04/01/25	$150,000

	CONTAINERS & PACKAGING — 1.3%
175,000	Ball Corporation	5.2500	07/01/25	174,756

	ELECTRIC UTILITIES — 0.7%
100,000	DTE Energy Company	1.0500	06/01/25	99,337

	INSTITUTIONAL FINANCIAL SERVICES — 3.1%
250,000	Nomura Holdings, Inc.	1.6530	07/14/26	240,611
200,000	Nomura Holdings, Inc.	2.3290	01/22/27	191,959
				432,570
	LEISURE FACILITIES & SERVICES — 2.0%
275,000	Las Vegas Sands Corporation	2.9000	06/25/25	273,559

	OIL & GAS PRODUCERS — 4.0%
275,000	Canadian Natural Resources Ltd.	2.0500	07/15/25	272,918
275,000	Range Resources Corporation	4.8750	05/15/25	274,864
				547,782
	RETAIL - DISCRETIONARY — 1.4%
200,000	Kohl’s Corporation	4.2500	07/17/25	198,423

	SEMICONDUCTORS — 0.9%
125,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.	2.7000	05/01/25	124,781

	SPECIALTY FINANCE — 9.2%
200,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.4500	10/29/26	193,263
625,000	Aircastle Ltd.	4.2500	06/15/26	619,899
250,000	Ally Financial, Inc.	5.7500	11/20/25	250,747
200,000	Synchrony Financial	4.5000	07/23/25	199,793
				1,263,702
	STEEL — 2.1%
300,000	ArcelorMittal S.A.	6.1250	06/01/25	300,759

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 38.2% (Continued)
	TECHNOLOGY HARDWARE — 1.6%
225,000	NetApp, Inc.	1.8750	06/22/25	$223,541

	TOBACCO & CANNABIS — 3.0%
250,000	BAT International Finance PLC	1.6680	03/25/26	242,850
175,000	Reynolds American, Inc.	4.4500	06/12/25	174,781
				417,631
	TRANSPORTATION & LOGISTICS — 1.4%
200,000	Ryder System, Inc. Series MTN	4.6250	06/01/25	199,882

	TOTAL CORPORATE BONDS (Cost $5,286,961)			5,293,782

Shares
	SHORT-TERM INVESTMENTS — 2.4%
	MONEY MARKET FUNDS - 2.4%
332,469	First American Treasury Obligations Fund, Class X, 4.25% (Cost $332,469)(b)			332,469

	TOTAL INVESTMENTS - 100.9% (Cost $12,252,145)			$13,973,207
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%			(127,865)
	NET ASSETS - 100.0%			$13,845,342

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

Ltd.	- Limited Company

PLC	- Public Limited Company

S.A.	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of March 31, 2025.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 49.8%
	EQUITY - 49.8%
1,964,116	Dimensional Emerging Core Equity Market ETF	$50,850,963
1,741,130	Dimensional International Core Equity 2 ETF	48,351,180
3,322,214	Dimensional US Core Equity 2 ETF	109,599,840
1,132,910	Dimensional US High Profitability ETF	37,544,637
8,932,011	iShares Core S&P Mid-Cap ETF	521,182,843
2,519,585	iShares Core S&P Small-Cap ETF	263,473,003
837,154	iShares MSCI Australia ETF	19,622,890
832,621	iShares MSCI Brazil ETF	21,523,253
503,030	iShares MSCI Canada ETF	20,498,473
247,269	iShares MSCI France ETF	9,841,306
735,500	iShares MSCI Hong Kong ETF	12,878,605
2,484,481	iShares MSCI India ETF	127,901,082
1,634,145	iShares MSCI Intl Quality Factor ETF	64,859,215
865,772	iShares MSCI Japan ETF	59,357,328
240,192	iShares MSCI Malaysia ETF	5,543,631
412,324	iShares MSCI Mexico ETF	21,012,031
546,384	iShares MSCI Singapore ETF	12,982,084
145,275	iShares MSCI South Africa ETF	6,992,086
268,700	iShares MSCI Spain ETF	10,226,722
446,817	iShares MSCI Switzerland ETF	23,140,652
1,216,247	iShares MSCI Taiwan ETF	57,747,408
68,899	iShares MSCI Thailand ETF	3,579,992
109,247	iShares MSCI Turkey ETF	3,585,487
1,763,090	iShares MSCI United Kingdom ETF	66,062,982
3,755,502	iShares MSCI USA Min Vol Factor ETF	351,740,318
243,808	iShares MSCI USA Quality Factor ETF	41,664,349
1,693,608	iShares Russell 1000 ETF	519,497,319
1,751,639	iShares Russell 2000 ETF	349,434,464
774,720	iShares Russell Mid-Cap ETF	65,905,430
532,813	SPDR S&P 500 ETF Trust	298,050,264
7,609,189	Vanguard FTSE Emerging Markets ETF	344,391,894
108,039	Vanguard FTSE Europe ETF	7,585,418
455,103	Vanguard Large-Cap ETF	116,975,124
404,194	Vanguard Mid-Cap ETF	104,532,652

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 49.8% (Continued)
	EQUITY - 49.8% (Continued)
1,201,208	Vanguard Real Estate ETF			$108,757,372
263,721	Vanguard S&P 500 ETF			135,528,859
365,075	Vanguard Small-Cap ETF			80,955,381
489,104	WisdomTree India Earnings Fund			21,378,736
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,232,496,790)			4,124,755,273

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 43.7%
	U.S. TREASURY NOTES — 43.7%
1,340,345,000	United States Treasury Note(c),(d)	2.1250	05/15/25	1,336,733,816
1,389,537,000	United States Treasury Note(c),(d)	2.0000	08/15/25	1,377,831,901
919,089,000	United States Treasury Note(c),(d)	2.2500	11/15/25	908,625,043
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,622,399,346)			3,623,190,760

Shares
	SHORT-TERM INVESTMENTS — 8.9%
	MONEY MARKET FUNDS - 8.9%
736,720,408	First American Treasury Obligations Fund, Class X, 4.25%(a)			736,720,408
	TOTAL SHORT-TERM INVESTMENTS (Cost $736,720,408)

	TOTAL INVESTMENTS - 102.4% (Cost $7,591,616,544)			$8,484,666,441
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4)%			(198,342,059)
	NET ASSETS - 100.0%			$8,286,324,382

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
326	3 Month Euro Euribor Future	12/15/2025	$86,442,200	$97,492
2,079	3 Month Euro Euribor Future	03/16/2026	551,324,124	715,733

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
1,535	3 Month Euro Euribor Future	06/15/2026	$406,958,509	$590,514
1,392	3 Month Euro Euribor Future	09/14/2026	368,839,338	563,251
1,107	3 Month Euro Euribor Future	12/15/2026	293,113,072	427,865
994	3 Month Euro Euribor Future	03/16/2027	262,991,128	352,534
388	3 Month Euro Euribor Future	06/15/2027	102,577,789	115,761
4,810	BMF Ibovespa Index Future	04/17/2025	110,405,367	(1,070,077)
73	Carbon Emissions Future(c)	12/16/2025	5,368,971	27,815
4,337	CBOT 10 Year US Treasury Note Future	06/19/2025	482,355,719	2,815,766
6,793	CBOT 2 Year US Treasury Note Future	07/01/2025	1,407,318,554	2,108,686
5,375	CBOT 5 Year US Treasury Note Future	07/01/2025	581,339,844	2,583,516
512	CBOT US Treasury Bond Future	06/19/2025	60,048,000	341,031
159	CBOT Wheat Future(c)	05/15/2025	4,269,150	71,837
471	CME Canadian Dollar Currency Future	06/18/2025	32,889,930	(38,935)
1,115	CME E-Mini NASDAQ 100 Index Future	06/23/2025	433,500,850	4,001,255
3,081	CME E-mini Russell 2000 Index Future	06/23/2025	312,274,755	(3,829,240)
2,021	CME E-Mini Standard & Poor’s 500 Index Future	06/23/2025	571,260,913	(3,902,862)
389	CME E-Mini Standard & Poor’s MidCap 400 Index	06/23/2025	114,311,540	1,180
604	CME Live Cattle Future(c)	07/01/2025	49,201,840	238,040
1,651	CME Mexican Peso Currency Future	06/17/2025	39,978,965	(401,320)
663	COMEX Copper Future(c)	05/29/2025	83,438,549	(1,496,564)
1,526	COMEX Gold 100 Troy Ounces Future(c)	06/27/2025	480,735,780	14,756,550
1,396	E-mini Dow Jones Industrial Average Index Future	06/23/2025	294,967,820	1,421,590
623	Eurex DAX Index Future	06/23/2025	377,048,794	(9,223,954)
10,344	Eurex EURO STOXX 50 Future	06/23/2025	580,709,898	(10,334,528)
3,173	Euronext CAC 40 Index Future	04/21/2025	267,883,863	(9,996,952)
441	FTSE 100 Index Future	06/23/2025	48,949,992	(57,385)
509	FTSE/MIB Index Future	06/23/2025	102,796,743	(1,229,631)
2,369	HKG Hang Seng China Enterprises Index Future	04/30/2025	129,683,059	(1,033,512)
1,937	HKG Hang Seng Index Future	04/30/2025	288,293,761	(3,121,108)
10,253	ICE Brent Crude Oil Future(c)	05/01/2025	766,616,810	36,432,850
3,218	ICE Brent Crude Oil Future(c)	06/02/2025	238,035,460	12,631,900
754	ICE Brent Crude Oil Future(c)	07/01/2025	55,230,500	2,573,770
501	ICE Brent Crude Oil Future(c)	08/01/2025	36,372,600	1,697,160
220	ICE Brent Crude Oil Future(c)	09/02/2025	15,848,800	636,340
136	ICE Brent Crude Oil Future(c)	10/01/2025	9,730,800	359,790
871	ICE Gas Oil Future(c)	05/13/2025	59,402,200	1,166,575
536	ICE Gas Oil Future(c)	06/13/2025	36,273,800	785,950
276	ICE Gas Oil Future(c)	07/11/2025	18,567,900	234,600
1,215	ICE US mini MSCI EAFE Index Future	06/23/2025	146,790,225	(1,013,265)
435	ICE US MSCI Emerging Markets EM Index Future	06/23/2025	24,159,900	87,485
720	IFSC NIFTY 50 Index Future	04/25/2025	33,650,640	(330,806)
1,927	KFE KOSPI 200 Index Future	06/13/2025	109,147,532	(2,522,217)
141	LME Copper Future(c)	06/17/2025	34,218,233	(223,524)
485	MEFF Madrid IBEX 35 Index Future	04/21/2025	68,843,974	(719,550)
499	Montreal Exchange S&P/TSX 60 Index Future	06/20/2025	103,874,234	671,381
323	NYBOT CSC C Coffee Future(c)	05/20/2025	45,997,219	(1,212,468)
81	NYBOT CSC Cocoa Future(c)	05/15/2025	6,400,620	(337,400)

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
486	NYMEX Henry Hub Natural Gas Future(c)	04/29/2025	$20,018,340	$1,024,890
327	NYMEX Henry Hub Natural Gas Future(c)	05/29/2025	13,920,390	525,450
75	NYMEX Henry Hub Natural Gas Future(c)	06/27/2025	3,355,500	142,550
106	NYMEX Henry Hub Natural Gas Future(c)	07/30/2025	4,817,700	81,730
39	NYMEX Henry Hub Natural Gas Future(c)	08/28/2025	1,756,560	49,140
5,058	NYMEX Light Sweet Crude Oil Future(c)	04/23/2025	361,545,840	20,772,000
1,095	NYMEX Light Sweet Crude Oil Future(c)	05/21/2025	77,690,250	4,369,290
373	NYMEX Light Sweet Crude Oil Future(c)	06/23/2025	26,229,360	1,359,860
164	NYMEX Light Sweet Crude Oil Future(c)	07/23/2025	11,422,600	567,730
97	NYMEX Light Sweet Crude Oil Future(c)	08/21/2025	6,692,030	299,550
64	NYMEX Light Sweet Crude Oil Future(c)	09/23/2025	4,376,960	147,440
496	NYMEX NY Harbor ULSD Future(c)	05/01/2025	47,484,461	1,623,237
226	NYMEX NY Harbor ULSD Future(c)	06/02/2025	21,443,377	562,392
80	NYMEX NY Harbor ULSD Future(c)	07/01/2025	7,576,128	268,204
33	NYMEX NY Harbor ULSD Future(c)	08/01/2025	3,124,460	72,488
65	NYMEX Platinum Future(c)	07/30/2025	3,339,375	122,400
311	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	06/02/2025	29,787,891	1,425,211
140	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	07/01/2025	13,285,272	564,115
87	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	08/01/2025	8,142,574	386,745
333	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	05/01/2025	32,037,730	1,453,380
404	OSE Nikkei 225 Index Future	06/13/2025	96,072,448	(194,491)
70	SAFEX FTSE/JSE Top 40 Index Future	06/20/2025	3,138,769	(787)
549	SFE S&P ASX Share Price Index 200 Future	06/20/2025	67,561,445	(457,405)
226	SGX FTSE China A50 Future	04/30/2025	3,013,484	(31,362)
62	SGX Nikkei 225 Stock Index Future	06/13/2025	7,379,131	(46,383)
1,936	TEF SET50 Index Future	06/30/2025	8,327,433	(196,339)
13	Three Month SONIA Index Future	03/17/2026	4,033,372	2,314
81	Three Month SONIA Index Future	12/15/2026	25,155,864	20,955
175	Three Month SONIA Index Future	03/17/2027	54,346,264	30,357
44	Three Month SONIA Index Future	06/16/2027	13,662,072	7,150
73	Three Month SONIA Index Future	09/15/2027	22,663,083	7,768
3,439	Three-Month SOFR Future	03/17/2026	828,584,062	983,348
2,452	Three-Month SOFR Future	06/16/2026	591,514,350	1,018,987
3,026	Three-Month SOFR Future	09/15/2026	730,438,575	1,044,550
2,763	Three-Month SOFR Future	12/16/2026	667,091,813	1,027,600
1,930	Three-Month SOFR Future	03/17/2027	465,926,125	571,675
1,628	Three-Month SOFR Future	06/16/2027	392,938,150	480,112
1,376	Three-Month SOFR Future	09/15/2027	332,011,600	427,125
358	TSE Japanese 10 Year Bond Future	06/16/2025	330,411,587	1,485,103
143	TSE TOPIX (Tokyo Price Index) Future	06/13/2025	25,385,180	(150,578)
355	Ultra U.S. Treasury Bond Future	06/19/2025	43,398,750	330,656
	TOTAL LONG FUTURES CONTRACTS			$78,591,076

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
3,732	CBOT Corn Future(c)	05/15/2025	$85,322,850	$931,750
1,573	CBOT Soybean Future(c)	05/15/2025	79,810,088	67,875
359	CBOT Soybean Meal Future(c)	05/15/2025	10,507,930	213,280
187	CBOT Soybean Oil Future(c)	05/15/2025	5,036,658	6,534
55	CME Australian Dollar Currency Future	06/17/2025	3,439,425	63,895
1,011	CME British Pound Currency Future	06/17/2025	81,581,381	290,975
868	CME Euro Foreign Exchange Currency Future	06/17/2025	117,852,700	686,062
428	CME Japanese Yen Currency Future	06/17/2025	35,946,650	200,408
113	CME Lean Hogs Future(c)	06/16/2025	4,306,430	3,740
84	CME New Zealand Dollar Currency Future	06/17/2025	4,777,080	(5,690)
203	CME Swiss Franc Currency Future	06/17/2025	28,945,263	252,706
149	COMEX Silver Future(c)	05/29/2025	25,785,195	20,005
10,893	Eurex 10 Year Euro BUND Future	06/09/2025	1,518,278,903	5,525,148
5,090	Eurex 2 Year Euro SCHATZ Future	06/09/2025	588,987,288	(1,110,606)
1,719	Eurex 30 Year Euro BUXL Future	06/09/2025	221,798,053	(1,467,225)
9,858	Eurex 5 Year Euro BOBL Future	06/09/2025	1,256,273,742	4,112,229
390	Euro-BTP Italian Bond Future	06/09/2025	49,586,498	1,066,023
7,203	French Government Bond Future	06/09/2025	956,113,892	7,550,815
255	KCBT Hard Red Winter Wheat Future(c)	05/15/2025	7,101,750	367,601
69	LME Lead Future(c)	06/17/2025	3,467,129	27,417
9	LME Nickel Future(c)	06/17/2025	858,020	129
167	LME Primary Aluminum Future(c)	06/17/2025	10,564,044	142,987
8	LME Zinc Future(c)	06/17/2025	570,804	1,370
3,519	Long Gilt Future	06/27/2025	416,831,953	695,579
94	Montreal Exchange 10 Year Canadian Bond Future	06/20/2025	8,110,657	19,703
60	NYBOT CSC Number 11 World Sugar Future(c)	05/01/2025	1,267,392	6,854
301	NYBOT CTN Number 2 Cotton Future(c)	05/08/2025	10,057,915	(119,805)
1,961	SFE 10 Year Australian Bond Future	06/17/2025	138,061,201	(1,052,604)
792	SFE 3 Year Australian Bond Future	06/17/2025	52,712,708	(153,739)
46	SGX FTSE Taiwan Index Futures	04/30/2025	3,197,460	131,380
120	Three Month SONIA Index Futures	06/16/2026	37,254,383	(24,652)
78	Three Month SONIA Index Futures	09/15/2026	24,222,906	(17,565)
185	TTF Natural Gas Base Load Monthly Futures(c)	04/30/2025	6,055,832	59,379
	TOTAL SHORT FUTURES CONTRACTS			$18,491,958

	TOTAL FUTURES CONTRACTS			$97,083,034

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

OPEN CURRENCY CONTRACTS
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
Australian Dollar	04/01/2025	Bank Of America Merrill Lynch	110,040,000	$68,766,404	$(477,367)
British Pound	04/01/2025	Deutsche Bank	132,680,000	171,405,686	(315,404)
Canadian Dollar	04/01/2025	Deutsche Bank	23,960,000	16,652,071	(3,148)
Euro	04/01/2025	Deutsche Bank	63,130,000	68,300,337	(19,926)
Israeli Shekel	04/01/2025	Bank Of America Merrill Lynch	16,670,000	4,481,544	(34,603)
Japanese Yen	04/01/2025	Deutsche Bank	9,604,000,000	64,045,452	167,612
Mexican Peso	04/01/2025	Deutsche Bank	2,303,489,999	112,544,889	(382,857)
New Zealand Dollar	04/01/2025	Bank Of America Merrill Lynch	11,990,000	6,809,405	(56,844)
Norwegian Krone	04/01/2025	Bank Of America Merrill Lynch	386,750,000	36,766,348	(199,167)
Polish Zloty	04/01/2025	Bank Of America Merrill Lynch	56,000,000	14,462,064	32,117
Singapore Dollar	04/01/2025	Bank Of America Merrill Lynch	32,780,000	24,398,958	(59,530)
South African Rand	04/01/2025	Bank Of America Merrill Lynch	469,560,000	25,617,301	69,828
Swedish Krona	04/01/2025	Bank Of America Merrill Lynch	259,250,000	25,795,584	(153,419)
Swiss Franc	04/01/2025	Bank Of America Merrill Lynch	65,460,000	74,007,078	(241,704)
USD	04/01/2025	Bank Of America Merrill Lynch	43,450,000	5,980,730	3,966
Australian Dollar	04/02/2025	Bank Of America Merrill Lynch	28,200,000	17,622,797	(14,690)
British Pound	04/02/2025	Deutsche Bank	96,370,000	124,497,785	74,807
Euro	04/02/2025	Deutsche Bank	91,890,000	99,415,776	174
Israeli Shekel	04/02/2025	Bank Of America Merrill Lynch	49,260,000	13,243,003	27,711
Japanese Yen	04/02/2025	Deutsche Bank	17,753,999,999	118,394,730	(66,506)
Mexican Peso	04/02/2025	Deutsche Bank	1,761,679,999	86,072,907	(207,826)
New Zealand Dollar	04/02/2025	Bank Of America Merrill Lynch	72,520,000	41,185,825	88,707
Norwegian Krone	04/02/2025	Bank Of America Merrill Lynch	739,780,000	70,327,109	70,974
Polish Zloty	04/02/2025	Bank Of America Merrill Lynch	39,240,000	10,133,774	13,434
Singapore Dollar	04/02/2025	Bank Of America Merrill Lynch	167,900,000	124,972,088	(118,857)
South African Rand	04/02/2025	Bank Of America Merrill Lynch	1,123,660,000	61,302,360	68,967
Swedish Krona	04/02/2025	Bank Of America Merrill Lynch	129,230,000	12,858,489	7,493
Swiss Franc	04/02/2025	Bank Of America Merrill Lynch	94,670,000	107,031,013	(275,911)
USD	04/02/2025	Bank Of America Merrill Lynch	738,700,000	101,679,286	(48,916)
Australian Dollar	04/16/2025	Bank Of America Merrill Lynch	914,070,000	571,287,831	(3,960,434)
Brazilian Real	04/16/2025	Bank Of America Merrill Lynch	3,740,009,999	653,699,791	10,994,219
British Pound	04/16/2025	Deutsche Bank	787,110,000	1,016,813,531	(2,021,411)
Canadian Dollar	04/16/2025	Deutsche Bank	906,180,000	630,224,127	(1,735,129)
Chilean Peso	04/16/2025	Bank Of America Merrill Lynch	102,056,000,000	107,365,877	(762,468)
Euro	04/16/2025	Deutsche Bank	1,749,370,000	1,894,075,882	10,573,487
Indian Rupee	04/16/2025	Bank Of America Merrill Lynch	13,894,450,000	162,417,324	2,723,381
Israeli Shekel	04/16/2025	Bank Of America Merrill Lynch	242,430,000	65,198,260	(1,264,170)
Japanese Yen	04/16/2025	Deutsche Bank	123,989,999,991	828,146,070	(5,227,551)
Mexican Peso	04/16/2025	Deutsche Bank	21,771,329,997	1,061,690,750	(5,675,224)
New Zealand Dollar	04/16/2025	Bank Of America Merrill Lynch	800,320,000	454,682,577	(3,395,349)
Norwegian Krone	04/16/2025	Bank Of America Merrill Lynch	3,860,310,000	366,974,645	8,743,361
Polish Zloty	04/16/2025	Bank Of America Merrill Lynch	1,091,010,000	281,607,048	2,954,229

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

OPEN CURRENCY CONTRACTS (Continued)
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy: (continued)
Singapore Dollar	04/16/2025	Bank Of America Merrill Lynch	541,310,000	$403,223,061	$(3,374,821)
South African Rand	04/16/2025	Bank Of America Merrill Lynch	3,190,709,999	173,879,705	1,666,525
South Korean Won	04/16/2025	Bank Of America Merrill Lynch	287,875,999,996	195,500,046	(1,995,348)
Swedish Krona	04/16/2025	Bank Of America Merrill Lynch	5,157,050,000	513,565,892	3,344,891
Swiss Franc	04/16/2025	Bank Of America Merrill Lynch	755,500,000	855,577,555	(2,290,076)
US Dollars	04/16/2025	Bank Of America Merrill Lynch	87,161,853	87,161,853	1,693,570
USD	04/16/2025	Bank Of America Merrill Lynch	5,327,899,999	734,134,982	(2,920,341)
Australian Dollar	05/21/2025	Bank Of America Merrill Lynch	34,610,000	21,637,115	(147,828)
British Pound	05/21/2025	Deutsche Bank	287,490,000	371,374,786	(145,033)
Israeli Shekel	05/21/2025	Bank Of America Merrill Lynch	162,920,000	43,853,566	(476,918)
Japanese Yen	05/21/2025	Deutsche Bank	25,789,999,998	172,943,768	(178,184)
New Zealand Dollar	05/21/2025	Bank Of America Merrill Lynch	184,310,000	104,800,662	(1,081,116)
Norwegian Krone	05/21/2025	Bank Of America Merrill Lynch	1,290,260,000	122,656,703	(28,044)
Singapore Dollar	05/21/2025	Bank Of America Merrill Lynch	70,830,000	52,857,244	(178,974)
South Korean Won	05/21/2025	Bank Of America Merrill Lynch	5,144,000,000	3,498,979	(7,064)
				$13,659,620,423	$3,777,295
To Sell:
Australian Dollar	04/01/2025	Bank Of America Merrill Lynch	110,040,000	$68,766,404	$498,265
British Pound	04/01/2025	Deutsche Bank	132,680,000	171,405,688	373,311
Canadian Dollar	04/01/2025	Deutsche Bank	23,960,000	16,652,071	20,395
CNH	04/01/2025	Bank Of America Merrill Lynch	43,450,000	5,980,730	(4,919)
Euro	04/01/2025	Deutsche Bank	63,130,000	68,300,341	(193,465)
Israeli Shekel	04/01/2025	Bank Of America Merrill Lynch	16,670,000	4,481,542	30,092
Japanese Yen	04/01/2025	Deutsche Bank	9,603,999,999	64,045,453	(60,728)
Mexican Peso	04/01/2025	Deutsche Bank	2,303,490,000	112,544,889	421,525
New Zealand Dollar	04/01/2025	Bank Of America Merrill Lynch	11,990,000	6,809,404	54,734
Norwegian Krone	04/01/2025	Bank Of America Merrill Lynch	386,750,000	36,766,349	102,079
Polish Zloty	04/01/2025	Bank Of America Merrill Lynch	56,000,000	14,462,063	39,715
Singapore Dollar	04/01/2025	Bank Of America Merrill Lynch	32,780,000	24,398,957	69,351
South African Rand	04/01/2025	Bank Of America Merrill Lynch	469,560,000	25,617,303	160,657
Swedish Krona	04/01/2025	Bank Of America Merrill Lynch	259,250,000	25,795,585	49,441
Swiss Franc	04/01/2025	Bank Of America Merrill Lynch	65,460,000	74,007,077	242,420
Australian Dollar	04/02/2025	Bank Of America Merrill Lynch	28,200,000	17,622,798	(31,636)
British Pound	04/02/2025	Deutsche Bank	96,370,000	124,497,783	274,761
CNH	04/02/2025	Bank Of America Merrill Lynch	738,700,000	101,679,284	(12,315)
Euro	04/02/2025	Deutsche Bank	91,890,000	99,415,774	(81,870)
Israeli Shekel	04/02/2025	Bank Of America Merrill Lynch	49,260,000	13,243,002	17,692
Japanese Yen	04/02/2025	Deutsche Bank	17,754,000,000	118,394,731	110,158
Mexican Peso	04/02/2025	Deutsche Bank	1,761,680,000	86,072,910	204,296
New Zealand Dollar	04/02/2025	Bank Of America Merrill Lynch	72,520,000	41,185,826	(43,972)
Norwegian Krone	04/02/2025	Bank Of America Merrill Lynch	739,780,000	70,327,109	(91,941)
Polish Zloty	04/02/2025	Bank Of America Merrill Lynch	39,240,000	10,133,773	2,054
Singapore Dollar	04/02/2025	Bank Of America Merrill Lynch	167,900,000	124,972,087	252,331
South African Rand	04/02/2025	Bank Of America Merrill Lynch	1,123,660,000	61,302,359	56,249
Swedish Krona	04/02/2025	Bank Of America Merrill Lynch	129,230,000	12,858,489	27,205
Swiss Franc	04/02/2025	Bank Of America Merrill Lynch	94,670,000	107,031,012	13,312
Australian Dollar	04/16/2025	Bank Of America Merrill Lynch	914,070,000	571,287,832	751,365

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Sell: (continued)
Brazilian Real	04/16/2025	Bank Of America Merrill Lynch	131,020,000	$22,900,405	$(315,787)
British Pound	04/16/2025	Deutsche Bank	787,110,000	1,016,813,533	(14,729,036)
Canadian Dollar	04/16/2025	Deutsche Bank	663,320,000	461,321,446	(688,978)
Chilean Peso	04/16/2025	Bank Of America Merrill Lynch	55,523,000,000	58,411,804	1,620,297
CNH	04/16/2025	Bank Of America Merrill Lynch	10,036,329,999	1,382,912,774	1,930,068
Euro	04/16/2025	Deutsche Bank	1,922,370,000	2,081,386,250	(50,913,080)
Indian Rupee	04/16/2025	Bank Of America Merrill Lynch	3,092,730,000	36,152,055	(312,479)
Israeli Shekel	04/16/2025	Bank Of America Merrill Lynch	242,430,000	65,198,261	999,074
Japanese Yen	04/16/2025	Deutsche Bank	123,989,999,993	828,146,071	8,967,405
Mexican Peso	04/16/2025	Deutsche Bank	11,435,170,000	557,642,287	45,182
New Zealand Dollar	04/16/2025	Bank Of America Merrill Lynch	800,320,000	454,682,576	(3,168,207)
Norwegian Krone	04/16/2025	Bank Of America Merrill Lynch	3,860,309,999	366,974,644	(22,705,167)
Polish Zloty	04/16/2025	Bank Of America Merrill Lynch	275,650,000	71,149,653	130,333
Singapore Dollar	04/16/2025	Bank Of America Merrill Lynch	541,310,000	403,223,059	363,122
South African Rand	04/16/2025	Bank Of America Merrill Lynch	3,190,710,000	173,879,704	71,346
South Korean Won	04/16/2025	Bank Of America Merrill Lynch	162,023,000,000	110,031,758	1,463,495
Swedish Krona	04/16/2025	Bank Of America Merrill Lynch	4,505,900,000	448,720,982	(17,796,223)
Swiss Franc	04/16/2025	Bank Of America Merrill Lynch	1,098,160,000	1,243,628,129	(3,335,863)
Australian Dollar	05/21/2025	Bank Of America Merrill Lynch	23,800,000	14,879,033	(6,901)
British Pound	05/21/2025	Deutsche Bank	306,830,000	396,357,877	572,976
Israeli Shekel	05/21/2025	Bank Of America Merrill Lynch	136,960,000	36,865,851	229,585
Japanese Yen	05/21/2025	Deutsche Bank	31,343,999,998	210,188,037	(582,014)
New Zealand Dollar	05/21/2025	Bank Of America Merrill Lynch	160,100,000	91,034,594	414,335
Norwegian Krone	05/21/2025	Bank Of America Merrill Lynch	587,610,000	55,860,295	153,467
Singapore Dollar	05/21/2025	Bank Of America Merrill Lynch	202,850,000	151,377,833	181,624
South African Rand	05/21/2025	Bank Of America Merrill Lynch	413,980,000	22,495,947	(69,593)
South Korean Won	05/21/2025	Bank Of America Merrill Lynch	44,047,999,999	29,961,711	56,545
				$13,072,255,194	$(94,173,912)

Total					$(90,396,617)

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of March 31, 2025.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affect the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of CMHSF Fund Limited.

(d)	Held as collateral for futures.

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2%
	AEROSPACE & DEFENSE - 4.0%
3,065	TransDigm Group, Inc.	$4,239,783

	APPAREL & TEXTILE PRODUCTS - 2.8%
13,665	Ralph Lauren Corporation	3,016,412

	ASSET MANAGEMENT - 7.0%
35,575	Apollo Global Management, Inc.	4,871,641
2,825	Blackrock, Inc.	2,673,806
		7,545,447
	BANKING - 3.2%
60,480	HSBC Holdings plc - ADR(b)	3,473,366

	BIOTECH & PHARMA - 4.0%
19,200	Corcept Therapeutics, Inc.(a),(b)	2,193,024
19,350	Novartis A.G. - ADR	2,157,138
		4,350,162
	E-COMMERCE DISCRETIONARY - 4.8%
26,955	Amazon.com, Inc.(a)	5,128,458

	ELECTRICAL EQUIPMENT - 3.6%
59,740	Amphenol Corporation, Class A	3,918,347

	ENTERTAINMENT CONTENT - 2.8%
23,225	Sea Ltd. - ADR(a)	3,030,630

	HEALTH CARE FACILITIES & SERVICES - 5.4%
22,500	Cardinal Health, Inc.	3,099,825
15,925	Quest Diagnostics, Inc.	2,694,510
		5,794,335
	HEALTH CARE REIT - 1.9%
29,550	Ventas, Inc.	2,031,858

	INSURANCE - 6.7%
36,580	Brown & Brown, Inc.(b)	4,550,552

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	INSURANCE - 6.7% (Continued)
84,090	Corebridge Financial, Inc.	$2,654,721
		7,205,273
	INTERNET MEDIA & SERVICES - 9.1%
24,300	Alphabet, Inc., Class A	3,757,752
11,500	Expedia Group, Inc.	1,933,150
15,500	Reddit, Inc., Class A(a)	1,625,950
9,575	VeriSign, Inc.(a)	2,430,805
		9,747,657
	OIL & GAS PRODUCERS - 3.4%
129,875	Kinder Morgan, Inc.	3,705,334

	RETAIL - CONSUMER STAPLES - 3.3%
3,800	Costco Wholesale Corporation	3,593,964

	SEMICONDUCTORS - 4.6%
29,300	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4,863,801

	SOFTWARE - 9.8%
7,875	Atlassian Corporation, Class A(a)	1,671,154
7,975	Crowdstrike Holdings, Inc., CLASS A(a)	2,811,825
6,925	Duolingo, Inc.(a)	2,150,490
20,925	Shopify, Inc., CLASS A(a)	1,997,919
22,425	SS&C Technologies Holdings, Inc.	1,873,160
		10,504,548
	SPECIALTY FINANCE - 3.9%
15,575	American Express Company	4,190,454

	TECHNOLOGY HARDWARE - 13.5%
57,450	Corning, Inc.	2,630,061
13,100	F5, Inc.(a)	3,488,137
112,815	Flex Ltd.(a)	3,731,920
10,455	Motorola Solutions, Inc.	4,577,304
		14,427,422

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	TRANSPORTATION EQUIPMENT - 2.9%
9,970	Cummins, Inc.	$3,124,997

	WHOLESALE - CONSUMER STAPLES - 2.5%
40,800	US Foods Holding Corporation(a)	2,670,768

	TOTAL COMMON STOCKS (Cost $90,642,950)	106,563,016

	SHORT-TERM INVESTMENT— 8.5%
	COLLATERAL FOR SECURITIES LOANED - 8.5%
9,144,135	Mount Vernon Liquid Assets Portfolio, 4.42% (Cost $9,144,135)(c)	9,144,135

	TOTAL INVESTMENTS - 107.7% (Cost $99,787,085)	$115,707,151
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.7)%	(8,270,236)
	NET ASSETS - 100.0%	$107,436,915

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan. The total fair value of the securities on loan as of March 31, 2025 was $10,091,893.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2025.

(d)	Security was purchased with cash received as collateral for securities on loan at March 31, 2025. Total collateral had a value of $9,144,135 at March 31, 2025.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 4.4%
	FIXED INCOME - 4.4%
711,031	Invesco Senior Loan ETF	$14,718,342
374,591	SPDR Blackstone Senior Loan ETF	15,406,928
	TOTAL EXCHANGE-TRADED FUNDS (Cost $30,558,863)	30,125,270

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES — 5.4%
	CLO — 5.4%
2,000,000	Apidos CLO LI Ltd. Series 2024-51A E(a),(b)	TSFR3M + 4.850%	9.1470	01/20/38	1,988,852
1,500,000	Apidos Clo XL Ltd. Series 2022-40A ER(a),(b)	TSFR3M + 5.600%	9.9020	07/15/37	1,495,259
1,250,000	Apidos CLO XXXII Series 2019-32A ER(a),(b)	TSFR3M + 5.500%	9.7900	01/20/33	1,249,871
500,000	ARES XLVII CLO Ltd. Series 2018-47A E(a),(b)	TSFR3M + 5.762%	10.0640	04/15/30	499,823
1,000,000	Benefit Street Partners CLO XVI Ltd. Series 2018-16A ER2(a),(b)	TSFR3M + 4.900%	9.2220	01/17/38	989,650
1,510,000	Benefit Street Partners CLO XXVIII Ltd. Series 2022-28A ER(a),(b)	TSFR3M + 5.400%	9.6930	10/20/37	1,514,637
1,500,000	Betony CLO 2 Ltd. Series 2018-1A D(a),(b)	TSFR3M + 5.912%	10.1990	04/30/31	1,484,531
500,000	BlueMountain CLO Ltd. Series 2018-3A E(a),(b)	TSFR3M + 6.212%	10.5120	10/25/30	495,271
500,000	BlueMountain CLO XXII Ltd. Series 2018-22A E(a),(b)	TSFR3M + 5.312%	9.6140	07/15/31	479,722
500,000	Carbone Clo Ltd. Series 2017-1A D(a),(b)	TSFR3M + 6.162%	10.4550	01/20/31	493,649
1,250,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-3RA D(a),(b)	TSFR3M + 5.662%	9.9620	07/27/31	1,234,375
2,000,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA D(a),(b)	TSFR3M + 5.612%	9.9350	05/15/31	1,945,564
500,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-1A ER(a),(b)	TSFR3M + 5.662%	9.9640	04/17/31	491,313
1,000,000	Cook Park CLO Ltd. Series 2018-1A E(a),(b)	TSFR3M + 5.662%	9.9640	04/17/30	991,882
1,000,000	Dewolf Park CLO Ltd. Series 2017-1A E(a),(b)	TSFR3M + 6.462%	10.7640	10/15/30	996,247
750,000	Dryden 54 Senior Loan Fund Series 2017-54A E(a),(b)	TSFR3M + 6.462%	10.7550	10/19/29	750,864
500,000	Galaxy XV CLO Ltd. Series 2013-15A ER(a),(b)	TSFR3M + 6.907%	11.2090	10/15/30	499,330
624,000	Galaxy XX CLO Ltd. Series 2015-20A ER(a),(b)	TSFR3M + 5.562%	9.8550	04/20/31	619,574
500,000	Galaxy XXI CLO Ltd. Series 2015-21A ER(a),(b)	TSFR3M + 5.512%	9.8050	04/20/31	496,624
1,000,000	Greenwood Park CLO Ltd. Series 2018-1A E(a),(b)	TSFR3M + 5.212%	9.5140	04/15/31	989,589
500,000	Harbor Park CLO Ltd. Series 2018-1A E(a),(b)	TSFR3M + 5.862%	10.1550	01/20/31	497,055
500,000	Highbridge Loan Management Ltd. Series 2013-2A DR(a),(b)	TSFR3M + 6.862%	11.1550	10/20/29	499,225
500,000	Magnetite XV Ltd. Series 2015-15A ER(a),(b)	TSFR3M + 5.462%	9.7620	07/25/31	496,177
1,500,000	Meacham Park CLO Ltd. Series 2024-1A E(a),(b)	TSFR3M + 5.350%	10.1390	10/20/37	1,494,401
500,000	Midocean Credit CLO IX Series 2018-9A E(a),(b)	TSFR3M + 6.312%	10.6050	07/20/31	494,243

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 5.4% (Continued)
	CLO — 5.4% (Continued)
500,000	Neuberger Berman Loan Advisers CLO 59 Ltd. Series 2024-59A E(a),(b)	TSFR3M + 4.800%	9.0970	01/23/39	$494,163
500,000	Octagon Investment Partners 26 Ltd. Series 2016-1A ER(a),(b)	TSFR3M + 5.662%	9.9640	07/15/30	473,750
500,000	Octagon Investment Partners 37 Ltd. Series 2018-2A D(a),(b)	TSFR3M + 5.662%	9.9620	07/25/30	487,682
500,000	Octagon Investment Partners XVII Ltd. Series 2013-1A ER2(a),(b)	TSFR3M + 5.412%	9.7120	01/25/31	487,900
1,500,000	Octagon Investment Partners XXII Ltd. Series 2014-1A ERR(a),(b)	TSFR3M + 5.712%	10.0020	01/22/30	1,438,067
1,325,000	OHA Credit Funding 2 Ltd. Series 2019-2A ER2(a),(b)	TSFR3M + 4.800%	9.0800	01/21/38	1,301,710
750,000	OHA Credit Partners VII Ltd. Series 2012-7A ER4(a),(b)	TSFR3M + 4.500%	8.8220	02/20/38	741,686
2,000,000	Palmer Square CLO Ltd. Series 2023-1A ER(a),(b)	TSFR3M + 4.900%	9.1930	01/20/38	1,996,612
1,000,000	Regatta XIV Funding Ltd. Series 2018-3A E(a),(b)	TSFR3M + 6.212%	10.5120	10/25/31	992,016
1,000,000	Rockford Tower CLO Ltd. Series 2017-3A E(a),(b)	TSFR3M + 6.012%	10.3050	10/20/30	983,335
1,000,000	Shackleton 2013-IV-R CLO Ltd. Series 2013-4RA D(a),(b)	TSFR3M + 6.112%	10.4010	04/13/31	954,585
1,000,000	THL Credit Wind River Clo Ltd. Series 2018-1A E(a),(b)	TSFR3M + 5.762%	10.0640	07/15/30	995,311
500,000	Upland CLO Ltd. Series 2016-1A DR(a),(b)	TSFR3M + 6.162%	10.4550	04/20/31	483,270
1,000,000	VOYA CLO Series 2017-2A D(a),(b)	TSFR3M + 6.282%	10.5840	06/07/30	976,575
508,564	Wellfleet CLO Ltd. Series 2015-1A ER3(a),(b)	TSFR3M + 7.312%	11.6050	07/20/29	368,811
500,000	Wellfleet CLO Ltd. Series 2018-2A D(a),(b)	TSFR3M + 6.332%	10.6250	10/20/31	495,132
	TOTAL ASSET BACKED SECURITIES (Cost $37,059,235)				36,858,333

Principal Amount ($)			Coupon Rate (%)	Maturity
	CORPORATE BONDS — 4.7%
	ADVERTISING & MARKETING — 0.3%
2,000,000	Outfront Media Capital, LLC / Outfront Media Capital Corporation(a)		4.2500	01/15/29	1,856,336

	CHEMICALS — 0.4%
3,000,000	Valvoline, Inc.(a)		3.6250	06/15/31	2,609,421

	CONTAINERS & PACKAGING — 0.4%
1,144,000	Clydesdale Acquisition Holdings, Inc.(a)		6.7500	04/15/32	1,151,822
1,441,000	Graphic Packaging International, LLC(a)		3.5000	03/01/29	1,330,145
					2,481,967
	ELECTRIC UTILITIES — 0.2%
1,510,000	Lightning Power, LLC(a)		7.2500	08/15/32	1,555,848

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 4.7% (Continued)
	ELECTRICAL EQUIPMENT — 0.3%
2,000,000	Sensata Technologies, Inc.(a)	3.7500	02/15/31	$1,748,335

	FOOD — 0.4%
2,351,000	Chobani Holdco II, LLC(a)	8.7500	10/01/29	2,551,289

	HEALTH CARE FACILITIES & SERVICES — 0.5%
1,300,000	DaVita, Inc.(a)	6.8750	09/01/32	1,307,512
1,090,000	LifePoint Health, Inc.(a)	11.0000	10/15/30	1,185,693
910,000	LifePoint Health, Inc.(a)	8.3750	02/15/32	916,567
				3,409,772
	HOME & OFFICE PRODUCTS — 0.3%
219,000	Scotts Miracle-Gro Company (The)	4.0000	04/01/31	192,601
2,137,000	Scotts Miracle-Gro Company (The)	4.3750	02/01/32	1,879,089
				2,071,690
	HOME CONSTRUCTION — 0.2%
1,174,000	APi Group DE, Inc.(a)	4.1250	07/15/29	1,087,676

	INDUSTRIAL INTERMEDIATE PROD — 0.2%
2,000,000	Roller Bearing Company of America, Inc.(a)	4.3750	10/15/29	1,882,025

	INSURANCE — 0.2%
1,350,000	Acrisure, LLC / Acrisure Finance, Inc.(a)	8.5000	06/15/29	1,406,507

	OIL & GAS PRODUCERS — 0.3%
204,000	PBF Holding Company, LLC / PBF Finance Corporation(a)	9.8750	03/15/30	192,690
565,000	Sunoco, L.P.(a)	6.2500	07/01/33	565,605
74,000	Venture Global LNG, Inc.(a)	8.1250	06/01/28	75,559
93,000	Venture Global LNG, Inc.(a)	9.5000	02/01/29	99,803
1,300,000	Venture Global LNG, Inc.(a)	9.8750	02/01/32	1,378,900
				2,312,557
	RETAIL - DISCRETIONARY — 0.5%
2,000,000	GYP Holdings III Corporation(a)	4.6250	05/01/29	1,874,013

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 4.7% (Continued)
	RETAIL - DISCRETIONARY — 0.5% (Continued)
1,400,000	Metis Merger Sub, LLC(a)		6.5000	05/15/29	$1,326,871
					3,200,884
	SPECIALTY FINANCE — 0.2%
1,344,000	Azorra Finance Ltd.(a)		7.7500	04/15/30	1,331,311
172,000	OneMain Finance Corporation		6.6250	05/15/29	172,536
					1,503,847
	TELECOMMUNICATIONS — 0.1%
584,000	Windstream Escrow, LLC / Windstream Escrow Finance Corporation(a)		8.2500	10/01/31	594,905

	TRANSPORTATION & LOGISTICS — 0.2%
1,400,000	JetBlue Airways Corp / JetBlue Loyalty, L.P.(a)		9.8750	09/20/31	1,381,841

	TOTAL CORPORATE BONDS (Cost $31,717,467)				31,654,900

		Spread
	TERM LOANS — 85.4%
	AEROSPACE & DEFENSE — 1.9%
3,329,401	Bleriot US Bidco, Inc.(b)	TSFR1M + 4.000%	7.0790	10/31/28	3,308,858
1,623,189	Goat Holdco, LLC(b)	TSFR1M + 3.000%	7.3240	12/10/31	1,614,399
143,793	Kaman Corporation(b)	TSFR3M + 2.750%	7.0490	01/30/32	142,055
1,524,207	Kaman Corporation(b)	TSFR3M + 2.750%	7.0490	01/30/32	1,505,787
2,232,000	Signia Aerospace, LLC(b)	TSFR1M + 3.000%	7.3220	11/24/31	2,223,630
186,000	Signia Aerospace, LLC(b)	TSFR1M + 1.000%	7.6330	11/24/31	185,303
4,238,288	TransDigm, Inc.(b)	TSFR1M + 2.750%	7.0790	08/24/28	4,241,828
					13,221,860
	APPAREL & TEXTILE PRODUCTS — 0.7%
3,948,911	ABG Intermediate Holdings 2, LLC(b)	TSFR1M + 2.250%	6.5950	12/21/28	3,912,601
475,000	ABG Intermediate Holdings 2, LLC(b)	TSFR1M + 2.250%	6.5630	02/12/32	470,350
701,285	Varsity Brands, Inc.(b)	TSFR1M + 3.500%	7.8230	08/26/31	688,795
					5,071,746
	ASSET MANAGEMENT — 5.2%
1,553,044	Aragorn Parent Corporation(b)	TSFR1M + 4.250%	8.3390	12/08/28	1,559,675
3,076,139	Edelman Financial Engines Center, LLC (The)(b)	TSFR1M + 3.000%	7.3750	04/07/28	3,071,018

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 85.4% (Continued)
	ASSET MANAGEMENT — 5.2% (Continued)
5,750,710	Edelman Financial Engines Center, LLC (The)(b)	TSFR1M + 5.250%	9.6070	10/23/28	$5,769,400
6,842,061	Focus Financial Partners, LLC(b)	TSFR1M + 2.750%	7.0490	09/15/31	6,784,177
518,000	Focus Financial Partners, LLC(b)	TSFR1M + 2.750%	7.0490	09/15/31	513,618
1,653,424	GTCR Everest Borrower, LLC(b)	TSFR1M + 3.000%	7.0790	06/03/31	1,644,123
2,240,933	June Purchaser, LLC(b)	TSFR1M + 3.250%	7.5790	09/11/31	2,246,536
373,489	June Purchaser, LLC(b)	TSFR1M + 3.250%	8.4510	09/11/31	374,423
8,129,245	Osaic Holdings, Inc.(b)	TSFR1M + 3.500%	7.8570	08/16/28	8,079,210
5,488,485	Sophos Intermediate II Ltd.(b)	TSFR1M + 3.610%	7.9230	03/05/27	5,495,839
					35,538,019
	AUTOMOTIVE — 1.8%
1,506,166	Clarios Global, L.P.(b)	TSFR1M + 2.500%	6.8240	05/06/30	1,488,092
1,077,000	Clarios Global, L.P.(b)	TSFR1M + 2.750%	7.0560	01/14/32	1,062,638
3,175,790	First Brands Group, LLC(b)	SOFRRATE + 5.000%	9.5520	03/24/27	2,958,454
2,013,752	First Brands Group, LLC(b)	TSFR1M + 6.000%	9.5520	03/30/27	1,876,565
1,134,141	First Brands Group, LLC(b)	TSFR6M + 8.500%	13.0520	03/30/28	1,026,398
3,052,830	Tenneco, Inc.(b)	TSFR1M + 4.750%	9.1670	11/17/28	2,958,697
885,000	Tenneco, Inc.(b)	TSFR1M + 5.000%	9.4250	11/17/28	863,393
					12,234,237
	BIOTECH & PHARMA — 0.4%
923,032	Amneal Pharmaceuticals, LLC(b)	TSFR1M + 5.500%	9.8570	05/04/28	940,629
1,511,951	Curium Bidco Sarl(b)	TSFR1M + 3.500%	7.8290	07/31/29	1,511,951
					2,452,580
	CABLE & SATELLITE — 0.2%
1,173,724	Virgin Media Bristol, LLC(b)	TSFR1M + 3.250%	7.7240	03/06/31	1,131,781

	CHEMICALS — 2.0%
3,720,527	Discovery Purchaser Corporation(b)	TSFR1M + 3.750%	8.0470	10/04/29	3,690,298
100,980	INEOS Enterprises Holdings US Finco, LLC(b)	TSFR1M + 3.850%	8.1630	07/07/30	100,980
228,000	INEOS US Petrochem, LLC(b)	TSFR1M + 4.250%	8.6070	10/02/31	214,320
2,140,031	Nouryon Finance BV(b)	TSFR3M + 3.250%	7.5530	04/03/28	2,138,244
1,919,527	Nouryon Finance BV(b)	TSFR3M + 3.250%	7.5540	04/03/28	1,923,136
3,975,663	Solenis Holdings Ltd.(b)	TSFR3M + 3.000%	7.3370	06/23/31	3,919,745
631,592	Sparta US HoldCo, LLC(b)	TSFR1M + 3.000%	7.3230	08/02/30	628,040

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 85.4% (Continued)
	CHEMICALS — 2.0% (Continued)
1,041,135	Windsor Holdings III, LLC(b)	TSFR1M + 2.750%	7.0720	08/01/30	$1,032,244
					13,647,007
	COMMERCIAL SUPPORT SERVICES — 5.9%
174,737	Action Environmental Group, Inc. (The)(b)	TSFR1M + 4.500%	8.0790	10/05/30	174,956
3,735,607	Allied Universal Holdco, LLC(b)	TSFR1M + 3.750%	8.2070	05/05/28	3,735,906
539,749	Amspec Parent, LLC(b)	TSFR3M + 4.250%	8.6200	12/21/26	540,089
3,508,370	Amspec Parent, LLC(b)	TSFR3M + 4.250%	8.6200	12/22/31	3,510,580
605,651	Belfor Holdings, Inc.(b)	TSFR1M + 3.000%	7.3020	11/01/30	605,651
4,414,463	CHG Healthcare Services, Inc.(b)	TSFR1M + 3.000%	7.3130	09/29/28	4,413,624
3,999,373	Conservice Midco, LLC(b)	TSFR1M + 3.000%	7.3060	05/13/30	3,983,616
1,343,448	Ensemble RCM, LLC(b)	TSFR1M + 3.000%	7.2910	08/03/29	1,343,737
4,633,585	Garda World Security Corporation(b)	TSFR1M + 3.000%	7.3080	02/01/29	4,622,973
3,251,812	Grant Thornton Advisors Holdings, LLC(b)	TSFR3M + 2.750%	7.0470	05/30/31	3,239,114
3,732,886	Raven Acquisition Holdings, LLC(b)	TSFR1M + 3.250%	7.6070	10/24/31	3,692,440
266,635	Raven Acquisition Holdings, LLC(b)	TSFR1M + 1.000%	8.0540	10/24/31	263,746
529,685	Ryan, LLC(b)	TSFR1M + 4.500%	7.8570	11/09/30	528,692
1,429,233	Teneo Holdings, LLC(b)	TSFR1M + 4.750%	9.1070	03/11/31	1,434,000
775,000	TruGreen, L.P.(b)	TSFR1M + 4.100%	8.4090	11/02/27	731,732
7,052,456	WestJet Loyalty, L.P.(b)	TSFR1M + 3.850%	7.5790	02/01/31	6,807,382
262,000	Win Waste Innovations Holdings, Inc.(b)	TSFR1M + 3.750%	8.1790	03/27/28	260,690
					39,888,928
	CONSTRUCTION MATERIALS — 0.7%
4,670,579	Quikrete Holdings, Inc.(b)	TSFR1M + 2.250%	6.5600	04/14/31	4,625,181

	CONSUMER SERVICES — 2.2%
1,945,348	Fugue Finance, LLC(b)	TSFR1M + 3.250%	7.4960	12/05/31	1,946,107
3,222,566	KUEHG Corporation(b)	TSFR1M + 3.250%	7.5370	06/12/30	3,220,052
3,491,250	Lernen US Finco, LLC(b)	TSFR1M + 4.000%	8.4720	10/01/31	3,493,449
1,561,808	Prometric Holdings, Inc.(b)	TSFR1M + 4.750%	9.2210	01/31/28	1,571,960
869,807	Spin Holdco, Inc.(b)	TSFR3M + 4.000%	8.5620	03/01/28	738,796
4,000,000	University Support Services, LLC(b)	TSFR1M + 3.350%	7.1070	06/29/28	3,973,740
					14,944,104
	CONSUMER PRODUCTS — 0.2%
1,522,000	Opal, LLC(b)	TSFR1M + 3.250%	7.5370	03/31/32	1,514,390

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 85.4% (Continued)
	CONTAINERS & PACKAGING — 1.3%
6,400,000	Charter Next Generation, Inc.(b)	TSFR1M + 3.000%	7.3260	10/29/31	$6,398,720
1,079,134	Clydesdale Acquisition Holdings, Inc.(b)	TSFR1M + 3.250%	7.5710	03/29/32	1,074,413
18,866	Clydesdale Acquisition Holdings, Inc.(b)	TSFR1M + 3.250%	7.5710	03/29/32	18,783
1,138,522	Proampac PG Borrower, LLC(b)	TSFR1M + 4.000%	8.3120	09/15/28	1,133,780
					8,625,696
	ELECTRIC UTILITIES — 0.5%
3,158,136	Edgewater Generation, LLC(b)	TSFR1M + 3.250%	7.3220	08/01/30	3,160,946

	ELECTRICAL EQUIPMENT — 0.2%
1,276,161	Lsf12 Crown US Commercial Bidco, LLC(b)	TSFR1M + 4.250%	8.5870	10/11/31	1,255,953

	ENGINEERING & CONSTRUCTION — 0.2%
1,271,289	Chromalloy Corporation(b)	TSFR1M + 3.750%	8.0610	03/24/31	1,268,911

	ENTERTAINMENT CONTENT — 0.0%(c)
282,856	AP Core Holdings II, LLC(b)	TSFR1M + 5.500%	9.9710	09/01/27	256,378

	FOOD — 0.3%
2,244,203	Nomad Foods US, LLC(b)	TSFR1M + 3.000%	6.9680	11/08/29	2,242,329

	HEALTH CARE FACILITIES & SERVICES — 6.0%
246,164	ADMI Corporation(b)	TSFR1M + 3.375%	7.8460	12/23/27	243,948
4,615,869	Bella Holding Company, LLC(b)	TSFR1M + 3.250%	7.5490	05/10/28	4,612,338
187,757	Hanger, Inc.(b)	TSFR1M + 1.000%	4.7850	10/16/31	187,854
1,458,243	Hanger, Inc.(b)	TSFR1M + 3.500%	7.8570	10/16/31	1,459,002
5,162,305	Heartland Dental, LLC(b)	TSFR1M + 4.500%	8.8570	04/28/28	5,162,873
7,295,473	LifePoint Health, Inc.(b)	TSFR1M + 3.750%	8.0520	05/14/31	7,091,785
1,985,025	LifePoint Health, Inc.(b)	TSFR1M + 3.500%	7.8170	05/19/31	1,915,906
4,042,020	MED ParentCo, L.P.(b)	TSFR1M + 3.500%	7.8570	04/15/31	4,041,191
161,491	National Mentor Holdings, Inc.(b)	TSFR1M + 3.750%	8.1790	02/18/28	156,864
5,602,261	National Mentor Holdings, Inc.(b)	TSFR1M + 3.750%	8.1930	02/18/28	5,441,728
715,897	National Mentor Holdings, Inc.(b)	TSFR3M + 7.250%	11.6790	02/18/29	687,408
877,946	Outcomes Group Holdings, Inc.(b)	TSFR1M + 3.750%	8.0690	05/06/31	878,782
2,499,495	Phoenix Newco, Inc.(b)	TSFR1M + 2.500%	6.8260	11/15/28	2,496,845
3,400,278	Southern Veterinary Partners, LLC(b)	TSFR1M + 3.250%	7.5750	10/30/31	3,394,820

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 85.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 6.0% (Continued)
3,676,010	Star Parent, Inc.(b)	TSFR1M + 4.000%	8.3290	09/19/30	$3,519,780
					41,291,124
	HOME & OFFICE PRODUCTS — 2.4%
7,603,929	AI Aqua Merger Sub, Inc.(b)	TSFR1M + 3.000%	7.3370	07/31/28	7,543,668
8,659,959	Weber-Stephen Products, LLC(b)	TSFR1M + 3.250%	7.7210	10/20/27	8,407,348
670,603	Weber-Stephen Products, LLC(b)	TSFR1M + 4.350%	8.7070	10/29/27	655,179
					16,606,195
	HOME CONSTRUCTION — 0.3%
2,000,000	Chariot Buyer, LLC(b)	TSFR1M + 3.350%	7.6740	10/22/28	1,983,800

	HOUSEHOLD PRODUCTS — 0.2%
1,193,830	Conair Holdings, LLC(b)	TSFR1M + 3.865%	8.2210	05/13/28	1,036,925

	INDUSTRIAL INTERMEDIATE PROD — 0.5%
3,694,305	Tiger Acquisition, LLC(b)	TSFR1M + 3.000%	7.1570	06/01/28	3,687,378

	INSTITUTIONAL FINANCIAL SERVICES — 4.4%
7,364,412	Aretec Group, Inc.(b)	TSFR1M + 3.500%	7.8570	08/09/30	7,313,414
608,136	Armor Holdco, Inc.(b)	TSFR1M + 3.750%	8.0650	12/11/28	607,567
4,175,144	Armor Holdco, Inc.(b)	TSFR6M + 3.750%	8.0650	12/11/28	4,171,240
8,693,615	Ascensus Holdings, Inc.(b)	TSFR1M + 3.000%	7.3570	08/02/28	8,652,842
3,015,407	Deerfield Dakota Holding, LLC(b)	SOFRRATE + 3.750%	8.0790	03/06/27	2,868,723
3,789,556	Hudson River Trading, LLC(b)	TSFR1M + 3.000%	7.2970	03/20/30	3,788,211
2,170,733	Jane Street Group, LLC(b)	TSFR1M + 2.000%	6.3130	12/11/31	2,147,669
237,000	Summit Acquisition, Inc.(b)	TSFR1M + 3.750%	8.0790	10/10/31	237,296
					29,786,962
	INSURANCE — 8.8%
5,831,419	Acrisure, LLC(b)	TSFR1M + 2.750%	7.1060	02/16/27	5,823,109
4,044,905	Acrisure, LLC(b)	TSFR1M + 3.000%	7.3560	11/06/30	4,026,845
3,816,207	Alliant Holdings Intermediate, LLC(b)	TSFR1M + 3.000%	7.1060	09/12/31	3,797,126
1,365,503	AmWINS Group, Inc.(b)	TSFR1M + 2.250%	6.5560	01/23/32	1,356,224
730,000	Ardonagh Group Finco Pty Ltd.(b)	TSFR1M + 3.750%	7.0550	02/28/31	721,788
4,378,171	AssuredPartners, Inc.(b)	TSFR1M + 3.500%	7.8570	02/10/31	4,388,241

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 85.4% (Continued)
	INSURANCE — 8.8% (Continued)
1,161,738	Asurion, LLC(b)	TSFR1M + 3.250%	7.7210	12/18/26	$1,160,786
2,411,000	Asurion, LLC(b)	TSFR1M + 5.250%	9.7210	01/29/28	2,290,450
826,005	Asurion, LLC(b)	TSFR1M + 4.000%	8.4570	08/17/28	818,720
900,000	Asurion, LLC(b)	TSFR1M + 5.250%	9.7210	01/14/29	836,861
745,255	Baldwin Insurance Group Holdings, LLC (The)(b)	TSFR1M + 3.100%	7.2970	05/27/31	744,092
9,858,736	BroadStreet Partners, Inc.(b)	TSFR1M + 3.250%	7.3570	05/12/31	9,785,682
2,227,177	Howden Group Holdings Ltd.(b)	TSFR1M + 3.500%	7.8570	04/18/30	2,229,259
3,186,240	Hyperion Refinance Sarl(b)	TSFR1M + 3.000%	7.3570	02/18/31	3,167,951
7,044,436	IMA Financial Group, Inc. (The)(b)	TSFR1M + 3.850%	7.3660	11/01/28	7,015,835
2,309,395	OneDigital Borrower, LLC(b)	TSFR1M + 3.000%	7.2990	07/02/31	2,297,409
1,507,984	OneDigital Borrower, LLC(b)	TSFR1M + 5.250%	9.6070	06/14/32	1,509,869
4,851,781	Sedgwick Claims Management Services, Inc.(b)	TSFR1M + 3.750%	7.3130	02/17/28	4,841,543
1,225,049	TIH Insurance Holdings, LLC(b)	TSFR3M + 2.750%	7.0790	05/06/31	1,218,923
1,683,895	USI, Inc.(b)	TSFR1M + 2.250%	6.6060	11/23/29	1,669,953
					59,700,666
	INTERNET MEDIA & SERVICES — 2.0%
885,767	Endurance International Group Holdings, Inc.(b)	TSFR1M + 3.500%	7.9400	02/10/28	600,426
1,033,834	Knot Worldwide, Inc. (The)(b)	TSFR1M + 3.750%	8.1070	01/31/28	1,035,126
1,377,233	MH Sub I, LLC(b)	TSFR1M + 4.250%	8.6070	05/03/28	1,311,821
1,487,697	MH Sub I, LLC(b)	TSFR1M + 6.250%	10.6070	02/23/29	1,391,257
1,624,508	MH Sub I, LLC(b)	TSFR1M + 4.250%	8.5740	12/11/31	1,496,806
6,500,000	Pug, LLC(b)	TSFR1M + 4.750%	9.1070	03/12/30	6,483,751
1,502,551	Speedster Bidco GmbH(b)	TSFR1M + 3.500%	7.9040	10/17/31	1,502,318
					13,821,505
	LEISURE FACILITIES & SERVICES — 2.8%
4,387,478	ClubCorp Holdings, Inc.(b)	TSFR3M + 5.000%	9.4600	09/18/26	4,400,728
3,931,533	IRB Holding Corporation(b)	TSFR1M + 2.500%	6.8570	12/15/27	3,911,384
3,852,904	Ontario Gaming GTA, L.P.(b)	TSFR1M + 4.250%	8.5790	07/20/30	3,800,890
1,175,000	Whatabrands, LLC(b)	TSFR1M + 2.500%	6.7990	08/03/28	1,171,375
5,440,093	William Morris Endeavor Entertainment, LLC(b)	TSFR3M + 2.750%	7.1630	05/19/25	5,436,721
					18,721,098
	MACHINERY — 0.7%
3,065,003	Madison IAQ, LLC(b)	TSFR1M + 3.250%	6.7620	06/16/28	3,034,920
605,000	Madison IAQ, LLC(b)	TSFR1M + 3.250%	7.5690	03/29/32	600,084

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 85.4% (Continued)
	MACHINERY — 0.7% (Continued)
995,000	Titan Acquisition Ltd.(b)	TSFR1M + 5.000%	8.7850	02/01/29	$991,995
					4,626,999
	MEDICAL EQUIPMENT & DEVICES — 0.9%
4,918,355	Bausch + Lomb Corporation(b)	SOFRRATE + 3.250%	7.6890	05/05/27	4,907,239
898,385	Bausch + Lomb Corporation(b)	TSFR1M + 4.000%	8.3290	09/14/28	897,267
233,000	Performance Health Holdings, Inc.(b)	TSFR1M + 3.750%	8.0620	02/27/32	231,835
					6,036,341
	OIL & GAS PRODUCERS — 1.8%
1,313,222	EG America, LLC(b)	TSFR3M + 4.250%	8.5630	02/07/28	1,315,454
3,800,000	EPIC Crude Services, L.P.(b)	TSFR1M + 3.000%	7.3020	10/09/31	3,803,381
1,502,911	Prairie Acquiror, L.P.(b)	TSFR1M + 4.250%	8.6160	08/01/29	1,506,436
2,517,500	RelaDyne, Inc.(b)	SOFRRATE + 4.250%	8.3240	12/23/28	2,518,155
3,177,859	Rockpoint Gas Storage Partners, L.P.(b)	TSFR3M + 3.000%	7.3190	09/18/31	3,173,886
					12,317,312
	PUBLISHING & BROADCASTING — 1.5%
6,434,114	Cengage Learning, Inc.(b)	TSFR6M + 3.500%	7.8260	03/24/31	6,390,812
3,898,037	McGraw-Hill Education, Inc.(b)	TSFR3M + 3.250%	7.5390	08/06/31	3,896,654
					10,287,466
	RENEWABLE ENERGY — 1.3%
8,882,589	Granite Acquisition, Inc.(b)	TSFR1M + 2.865%	7.2210	03/17/28	8,718,084

	RETAIL - DISCRETIONARY — 2.3%
997,487	Foundation Building Materials, Inc.(b)	TSFR1M + 4.000%	8.4760	01/27/31	912,910
3,669,628	Great Outdoors Group, LLC(b)	TSFR1M + 3.250%	7.5750	01/16/32	3,666,417
1,022,712	Harbor Freight Tools USA, Inc.(b)	TSFR1M + 2.500%	6.8240	06/05/31	999,005
182,961	Hertz Corporation (The)(b)	TSFR1M + 3.250%	7.9710	06/14/28	141,926
35,732	Hertz Corporation (The)(b)	TSFR1M + 3.250%	7.9710	06/14/28	27,718
779,292	Hertz Corporation (The)(b)	TSFR1M + 3.865%	8.0890	06/30/28	603,561
163,583	LBM Acquisition, LLC(b)	TSFR1M + 3.850%	8.2070	12/08/27	160,404
1,350,469	LBM Acquisition, LLC(b)	TSFR1M + 3.750%	8.1520	05/30/31	1,250,535
5,319,841	Mavis Tire Express Services Topco Corporation(b)	TSFR1M + 3.000%	7.3120	05/04/28	5,292,603
2,500,000	PetSmart, Inc.(b)	TSFR1M + 3.750%	8.1740	01/29/28	2,466,138
					15,521,217

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 85.4% (Continued)
	SEMICONDUCTORS — 0.2%
1,025,000	Icon Parent, Inc.(b)	TSFR1M + 5.000%	9.3150	09/13/32	$1,027,988

	SOFTWARE — 17.5%
3,519,255	athenahealth, Inc.(b)	SOFRRATE + 3.500%	7.3240	01/27/29	3,484,062
1,837,577	Avalara, Inc.(b)	TSFR1M + 3.250%	7.5750	03/29/32	1,832,698
4,887,527	Azalea Topco, Inc.(b)	TSFR1M + 3.250%	7.6070	04/30/31	4,866,657
8,360,579	BMC Software, Inc.(b)	TSFR3M + 3.000%	7.3120	07/30/31	8,226,894
1,121,494	Boxer Parent Company, Inc.(b)	TSFR1M + 5.750%	10.0410	07/06/32	1,085,045
2,200,000	Bracket Intermediate Holding Corporation(b)	TSFR3M + 4.250%	8.5790	05/08/28	2,211,198
5,371,933	Central Parent, Inc.(b)	TSFR1M + 3.250%	7.5790	07/06/29	4,626,577
5,193,776	Cloud Software Group, Inc.(b)	TSFR1M + 3.500%	7.8290	03/29/29	5,152,459
2,083,778	Cloud Software Group, Inc.(b)	TSFR1M + 3.750%	8.0790	03/24/31	2,066,295
3,594,829	Clover Holdings 2, LLC(b)	TSFR1M + 4.000%	8.2950	11/03/31	3,561,127
5,304,697	ConnectWise, LLC(b)	TSFR3M + 3.762%	8.0900	09/24/28	5,306,925
6,735,631	Cotiviti, Inc.(b)	TSFR1M + 3.250%	7.0870	02/24/31	6,600,919
1,498,000	Cotiviti, Inc.(b)	TSFR1M + 2.750%	7.0580	02/17/32	1,466,168
817,950	DS Admiral Bidco, LLC(b)	TSFR1M + 4.250%	8.6070	06/05/31	790,344
4,959,670	Envestnet, Inc.(b)	TSFR1M + 3.500%	7.7910	09/19/31	4,950,370
6,241,246	Flexera Software, LLC(b)	TSFR1M + 3.000%	7.2990	03/03/28	6,216,874
2,822,009	Idera, Inc.(b)	TSFR1M + 3.500%	7.7910	03/02/28	2,623,142
1,150,135	Imprivata, Inc.(b)	TSFR1M + 3.500%	7.7910	12/01/27	1,152,131
2,599,785	Isolved, Inc.(b)	TSFR1M + 3.250%	7.6070	10/15/30	2,606,323
615,000	Jaggaer, LLC(b)	TSFR1M + 5.250%	9.5630	10/08/32	612,119
4,067,079	McAfee Corporation(b)	TSFR1M + 3.000%	7.3700	03/01/29	3,892,195
3,942,849	Mitchell International, Inc.(b)	TSFR1M + 3.250%	7.6070	06/06/31	3,901,528
1,680,555	Mitchell International, Inc.(b)	TSFR1M + 5.250%	9.5740	06/07/32	1,640,642
2,225,860	Modena Buyer, LLC(b)	TSFR1M + 4.500%	8.7910	04/21/31	2,160,242
2,679,668	PointClickCare Technologies, Inc.(b)	TSFR1M + 3.250%	7.5790	10/11/31	2,676,332
3,135,216	Project Alpha Intermediate Holding, Inc.(b)	TSFR1M + 3.250%	7.5790	10/28/30	3,131,940
287,000	Project Alpha Intermediate Holding, Inc.(b)	TSFR1M + 3.250%	7.8720	10/28/30	286,700
100,000	Project Boost Purchaser, LLC(b)	TSFR1M + 5.250%	9.5570	07/02/32	100,250
1,235,398	Project Sky Merger Sub, Inc.(b)	TSFR1M + 6.000%	10.4570	08/10/29	1,180,324
5,785,000	Proofpoint, Inc.(b)	TSFR1M + 3.000%	7.3240	08/31/28	5,773,256

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 85.4% (Continued)
	SOFTWARE — 17.5% (Continued)
1,407,152	RealPage, Inc.(b)	TSFR1M + 3.250%	7.5900	02/18/28	$1,390,358
1,751,465	RealPage, Inc.(b)	TSFR1M + 3.750%	8.0790	04/24/28	1,754,749
4,775,000	Rocket Software, Inc.(b)	TSFR1M + 4.750%	8.6070	11/28/28	4,769,055
2,257,547	SolarWinds Holdings, Inc.(b)	TSFR1M + 2.750%	7.1070	02/05/30	2,260,380
1,513,000	Starlight Parent, LLC(b)	TSFR1M + 4.000%	8.3230	03/15/32	1,471,400
2,090,540	Storable, Inc.(b)	TSFR1M + 3.250%	7.5740	04/17/31	2,080,746
2,768,342	Thunder Generation Funding, LLC(b)	TSFR1M + 3.000%	7.3290	09/29/31	2,771,373
2,221,365	Zelis Payments Buyer, Inc.(b)	TSFR1M + 2.750%	7.1070	09/28/29	2,210,258
3,939,736	Zelis Payments Buyer, Inc.(b)	TSFR1M + 3.250%	7.6070	10/27/31	3,934,811
1,375,624	Zuora, Inc.(b)	TSFR1M + 3.500%	7.8150	12/15/31	1,360,149
					118,185,015
	SPECIALTY FINANCE — 0.8%
2,522,000	Apex Group Treasury, LLC(b)	TSFR1M + 3.500%	7.8150	02/20/32	2,517,284
500,000	Dechra Finance US, LLC(b)	TSFR1M + 3.250%	7.5130	12/03/31	499,610
2,336,211	Kestra Advisor Services Holdings A, Inc.(b)	TSFR1M + 3.000%	7.2910	03/24/31	2,318,141
					5,335,035
	TECHNOLOGY HARDWARE — 0.2%
1,076,772	Pitney Bowes, Inc.(b)	TSFR1M + 3.750%	8.0520	02/02/32	1,067,797

	TECHNOLOGY SERVICES — 3.0%
4,494,421	Access CIG, LLC(b)	TSFR1M + 5.000%	8.5410	08/15/28	4,501,298
2,265,768	Blackhawk Network Holdings, Inc.(b)	TSFR1M + 4.000%	8.3000	03/12/29	2,259,696
1,000,000	Dun & Bradstreet Corporation (The)(b)	TSFR1M + 2.250%	6.5490	01/18/29	998,750
3,243,156	Fortress Intermediate 3, Inc.(b)	TSFR1M + 3.750%	8.0740	05/09/31	3,241,145
1,760,508	ION Trading Technologies Sarl(b)	TSFR3M + 3.500%	7.9270	04/03/28	1,747,859
2,983,646	Kaseya, Inc.(b)	TSFR1M + 3.250%	7.5720	03/08/32	2,978,066
4,000,000	Neon Maple US Debt Mergersub, Inc.(b)	TSFR1M + 3.000%	7.3240	07/21/31	3,978,880
825,907	Peraton Corporation(b)	TSFR1M + 3.750%	8.2070	02/24/28	736,928
128,919	Peraton Corporation(b)	TSFR3M + 7.750%	12.1790	02/01/29	97,898
					20,540,520
	TELECOMMUNICATIONS — 0.8%
3,060,047	CCI Buyer, Inc.(b)	SOFRRATE + 4.000%	8.3290	12/12/27	3,065,570
2,151,993	QualityTech, L.P.(b)	TSFR1M + 3.500%	7.8260	11/04/31	2,157,373
					$5,222,943

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 85.4% (Continued)
	TRANSPORTATION & LOGISTICS — 2.5%
1,922,926	AAdvantage Loyalty IP Ltd.(b)	TSFR3M + 2.250%	6.5790	04/20/28	$1,903,245
6,728,052	JetBlue Airways Corporation(b)	TSFR1M + 5.500%	9.0550	08/13/29	6,535,831
1,881,137	Kenan Advantage Group, Inc. (The)(b)	TSFR1M + 3.250%	7.6070	01/25/29	1,876,039
5,637,500	Savage Enterprises, LLC(b)	TSFR1M + 2.750%	7.0870	09/18/28	5,633,977
1,000,000	Swissport Stratosphere Usa, LLC(b)	TSFR1M + 3.750%	8.0440	04/18/31	1,004,065
					16,953,157
	WHOLESALE - CONSUMER STAPLES — 0.8%
5,423,291	Golden State Foods Corporation(b)	TSFR1M + 4.250%	8.5760	10/07/31	5,447,588

	TOTAL TERM LOANS (Cost $584,050,372)				579,003,161

Shares
	SHORT-TERM INVESTMENTS — 6.1%
	MONEY MARKET FUNDS - 6.1%
41,608,798	First American Treasury Obligations Fund, Class X, 4.25% (Cost $41,608,798)(d)				41,608,798

	TOTAL INVESTMENTS - 106.0% (Cost $724,994,735)				$719,250,462
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.0)%				(40,761,185)
	NET ASSETS - 100.0%				$678,489,277

CLO	- Collateralized Loan Obligation

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

Ltd.	- Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

SOFRRATE	- United States SOFR Secured Overnight Financing Rate

TSFR1M	- Secured Overnight Financing Rate 1 Month

TSFR3M	- Secured Overnight Financing Rate 3 Month

TSFR6M	- Secured Overnight Financing Rate 6 Month

(a)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025 the total market value of 144A securities is 66,269,007 or 9.8% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven-day effective yield as of March 31, 2025.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 0.2%
	LEISURE FACILITIES & SERVICES — 0.2%
4,371	FAT Brands, Inc.(a)	8.2500		$35,055
	TOTAL PREFERRED STOCKS (Cost $102,762)

Principal Amount ($)
	CONVERTIBLE BONDS — 22.4%
	ASSET MANAGEMENT — 9.3%
887,000	Capital Southwest Corporation	5.1250	11/15/29	865,379
500,000	WisdomTree, Inc.	5.7500	08/15/28	581,250
				1,446,629
	SPECIALTY FINANCE — 3.8%
400,000	EZCORP, Inc.(b)	3.7500	12/15/29	591,400

	TECHNOLOGY SERVICES — 7.6%
550,000	Cleanspark, Inc.(b),(c)	0.0000	06/15/30	399,061
500,000	MARA Holdings, Inc.(b),(c)	0.0000	06/01/31	359,000
550,000	Riot Platforms, Inc.(b)	0.7500	01/15/30	426,728
				1,184,789
	TELECOMMUNICATIONS — 1.7%
300,000	Applied Digital Corporation(b)	2.7500	06/01/30	261,750

	TOTAL CONVERTIBLE BONDS (Cost $3,788,007)			3,484,568

	CORPORATE BONDS — 64.8%
	ASSET MANAGEMENT — 2.1%
350,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation	5.2500	05/15/27	333,150

	CONSUMER SERVICES — 1.8%
300,000	Upbound Group, Inc.(b)	6.3750	02/15/29	284,040

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 64.8% (Continued)
	ENGINEERING & CONSTRUCTION — 1.0%
145,000	Tutor Perini Corporation(b)	11.8750	04/30/29	$159,778

	ENTERTAINMENT CONTENT — 3.2%
478,000	AMC Networks, Inc.(b)	10.2500	01/15/29	495,420

	FORESTRY, PAPER & WOOD PRODUCTS — 1.9%
350,000	Mercer International, Inc.	5.1250	02/01/29	300,366

	HOUSEHOLD PRODUCTS — 0.9%
150,000	Central Garden & Pet Company	4.1250	10/15/30	136,839

	LEISURE FACILITIES & SERVICES — 6.9%
500,000	Full House Resorts, Inc.(b)	8.2500	02/15/28	494,618
550,000	Odeon Finco PLC(b)	12.7500	11/01/27	575,561
				1,070,179
	METALS & MINING — 7.3%
865,000	Coeur Mining, Inc.(b)	5.1250	02/15/29	824,662
300,000	Hecla Mining Company	7.2500	02/15/28	302,823
				1,127,485
	OIL & GAS PRODUCERS — 1.1%
175,000	Occidental Petroleum Corporation	6.6000	03/15/46	176,412

	OIL & GAS SERVICES & EQUIPMENT — 3.4%
200,000	Nine Energy Service, Inc.	13.0000	02/01/28	132,884
517,000	Transocean, Inc.	6.8000	03/15/38	394,805
				527,689
	PUBLISHING & BROADCASTING — 1.7%
250,000	Gray Media, Inc.(b)	10.5000	07/15/29	259,233

	REAL ESTATE INVESTMENT TRUSTS — 11.1%
1,000,000	MPT Operating Partnership, L.P. / MPT Finance Corporation	5.0000	10/15/27	904,557
1,000,000	Office Properties Income Trust(b)	9.0000	09/30/29	815,940
				1,720,497

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 64.8% (Continued)
	RETAIL - DISCRETIONARY — 14.9%
1,065,000	Bed Bath & Beyond, Inc.(d)	5.1650	08/01/44	$44,667
457,960	Carvana Company(b)	14.0000	06/01/31	509,320
500,000	Hertz Corporation (The)(b)	12.6250	07/15/29	451,407
1,283,000	Kohl’s Corporation	5.5500	07/17/45	703,883
825,000	Nordstrom, Inc.	5.0000	01/15/44	608,318
				2,317,595
	SPECIALTY FINANCE — 3.4%
500,000	Enova International, Inc.(b)	9.1250	08/01/29	515,790

	STEEL — 4.1%
653,000	United States Steel Corporation	6.6500	06/01/37	642,287

	TECHNOLOGY HARDWARE — 0.0%
8,669,000	Energy Conversion Devices, Inc.(b)(d)(e)(f)	0.0000	12/15/49	—

	TOTAL CORPORATE BONDS (Cost $13,890,293)			10,066,760

Shares
	SHORT-TERM INVESTMENTS — 11.4%
	COLLATERAL FOR SECURITIES LOANED — 0.0%
925	Mount Vernon Liquid Assets Portfolio, 4.42% (Cost $925) (g)(h)			925

	MONEY MARKET FUNDS - 11.4%
1,776,354	First American Treasury Obligations Fund, Class X, 4.25% (Cost $1,776,354)(h)			1,776,354

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,777,279)			1,777,279

	TOTAL INVESTMENTS - 98.8% (Cost $19,558,341)			$15,363,662
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.2%			188,715
	NET ASSETS - 100.0%			$15,552,377

L.P.	- Limited Partnership

PLC	- Public Limited Company

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2025 was $802.

(b)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025 the total market value of 144A securities is 7,423,708 or 47.7% of net assets.

(c)	Zero coupon bond.

(d)	Represents issuer in default on interest payments; non-income producing security.

(e)	The value of this security has been determined by using significant unobservable inputs in good faith under the policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(f)	Illiquid security. The total fair value of these securities as of March 31, 2025 was $0, representing 0.0% of net assets.

(g)	Security was purchased with cash received as collateral for securities loaned at March 31, 2025. Total collateral had a value of $925 at March 31, 2025.

(h)	Rate disclosed is the seven-day effective yield as of March 31, 2025.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 48.3%
	ASSET MANAGEMENT - 25.6%
20,000	Capital Southwest Corporation(a)	$446,400
11,000	Carlyle Group, Inc. (The)(a)	479,490
45,292	Compass Diversified Holdings	845,602
7,947	HA Sustainable Infrastructure Capital, Inc.(a)	232,370
12,128	Main Street Capital Corporation(a)	685,960
68,210	PennantPark Investment Corporation(a)	479,516
95,140	Prospect Capital Corporation(a)	390,074
42,466	SuRo Capital Corporation(b)	211,056
70,337	Trinity Capital, Inc.(a)	1,066,309
49,500	US Global Investors, Inc., Class A	111,870
		4,948,647
	AUTOMOTIVE - 0.3%
6,200	Ford Motor Company(a)	62,186

	ELECTRIC UTILITIES - 0.6%
1,442	NextEra Energy, Inc.(a)	102,223

	OIL & GAS PRODUCERS - 5.9%
18,298	Civitas Resources, Inc.(a)	638,417
10,028	Enbridge, Inc.	444,341
		1,082,758
	REAL ESTATE INVESTMENT TRUSTS - 9.4%
2,390	Innovative Industrial Properties, Inc.	129,275
31,109	NexPoint Diversified Real Estate Trust	119,147
5,000	Realty Income Corporation(a)	290,050
29,475	VICI Properties, Inc.(a)	961,475
		1,499,947
	SPECIALTY FINANCE - 2.8%
26,000	Advanced Flower Capital, Inc.(a)	144,820
24,106	New Residential Investment Corporation	276,013
8,666	Sunrise Realty Trust, Inc.	95,933
		516,766
	TELECOMMUNICATIONS - 3.7%
16,602	AT&T, Inc.	469,505

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares				Fair Value
	COMMON STOCKS — 48.3% (Continued)
	TELECOMMUNICATIONS - 3.7% (Continued)
4,561	Verizon Communications, Inc.			$206,887
				676,392

	TOTAL COMMON STOCKS (Cost $11,150,269)			8,888,919

	EXCHANGE-TRADED FUNDS — 3.8%
	FIXED INCOME - 3.8%
30,000	SPDR Portfolio High Yield Bond ETF			702,600
	TOTAL EXCHANGE-TRADED FUNDS (Cost $713,700)

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 16.4%
	ASSET MANAGEMENT — 5.4%
500,000	Capital Southwest Corporation	5.1250	11/15/29	487,812
435,000	WisdomTree, Inc.	5.7500	08/15/28	505,687
				993,499
	SPECIALTY FINANCE — 5.1%
717,000	EZCORP, Inc.	2.3750	05/01/25	717,359
150,000	EZCORP, Inc.(c)	3.7500	12/15/29	221,775
				939,134
	TECHNOLOGY SERVICES — 4.5%
550,000	Cleanspark, Inc.(c),(d)	0.0000	06/15/30	399,061
550,000	Riot Platforms, Inc.(c)	0.7500	01/15/30	426,728
				825,789
	TELECOMMUNICATIONS — 1.4%
300,000	Applied Digital Corporation(c)	2.7500	06/01/30	261,750

	TOTAL CONVERTIBLE BONDS (Cost $3,327,331)			3,020,172

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 27.6% (Continued)
	LEISURE FACILITIES & SERVICES — 5.6%
500,000	Full House Resorts, Inc.(c)	8.2500	02/15/28	$494,618
515,000	Odeon Finco PLC(c)	12.7500	11/01/27	538,934
				1,033,552
	OIL & GAS SERVICES & EQUIPMENT — 4.9%
250,000	Nine Energy Service, Inc.	13.0000	02/01/28	166,105
953,000	Transocean, Inc.	6.8000	03/15/38	727,755
				893,860
	REAL ESTATE INVESTMENT TRUSTS — 10.3%
1,112,000	MPT Operating Partnership, L.P. / MPT Finance Corporation	5.0000	10/15/27	1,005,868
1,096,000	Office Properties Income Trust(c)	9.0000	09/30/29	894,270
				1,900,138
	RETAIL - DISCRETIONARY — 6.8%
373,000	Bed Bath & Beyond, Inc.(e)	5.1650	08/01/44	15,644
457,960	Carvana Company(c)	14.0000	06/01/31	509,321
500,000	Hertz Corporation (The)(c)	12.6250	07/15/29	451,407
528,000	Kohl’s Corporation	5.5500	07/17/45	289,672
				1,266,044
	TECHNOLOGY HARDWARE — 0%
5,543,000	Energy Conversion Devices, Inc. (c)(e)(f)(g)	0.0000	12/15/49	—

	TOTAL CORPORATE BONDS (Cost $7,205,776)			5,093,594

Shares
	SHORT-TERM INVESTMENTS — 31.4%
	COLLATERAL FOR SECURITIES LOANED - 28.6%
5,269,009	Mount Vernon Liquid Assets Portfolio, , 4.42% (Cost $5,269,009)(h),(i)			5,269,009

	MONEY MARKET FUNDS - 2.8%
520,702	First American Treasury Obligations Fund, Class X, 4.25% (Cost $520,702)(h)			520,702

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,789,711)			5,789,711

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Fair Value

TOTAL INVESTMENTS - 127.5% (Cost $28,186,787)	$23,494,996
LIABILITIES IN EXCESS OF OTHER ASSETS - (27.5)%	(5,070,716)
NET ASSETS - 100.0%	$18,424,280

ETF	- Exchange-Traded Fund

L.P.	- Limited Partnership

PLC	- Public Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2025 was $5,102,024.

(b)	Non-income producing security.

(c)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025 the total market value of 144A securities is 4,197,864 or 22.8% of net assets.

(d)	Zero coupon bond.

(e)	Represents issuer in default on interest payments; non-income producing security.

(f)	Illiquid security. The total fair value of these securities as of March 31, 2025 was $0, representing 0% of net assets.

(g)	The value of this security has been determined by using significant unobservable inputs in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(h)	Security was purchased with cash received as collateral for securities on loan at March 31, 2025. Total collateral had a value of $5,269,009 at March 31, 2025.

(i)	Rate disclosed is the seven-day effective yield as of March 31, 2025.

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 93.6%
	FIXED INCOME - 93.6%
106,764	iShares 1-5 Year Investment Grade Corporate Bond(a)					$5,591,231
119,165	PGIM Ultra Short Bond ETF(a)					5,926,075
81,223	Vanguard Short-Term Corporate Bond ETF(a)					6,411,743
	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,170,018)					17,929,049

	SHORT-TERM INVESTMENTS — 1.2%
	MONEY MARKET FUNDS - 1.2%
230,893	First American Treasury Obligations Fund, Class X, 4.25% (Cost $230,893)(b)					230,893

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 8.7%
	CALL OPTIONS PURCHASED - 6.4%
60	SPDR S&P 500 ETF Trust	IB	06/20/2025	$530	$3,356,340	$252,000
60	SPDR S&P 500 ETF Trust	IB	06/20/2025	545	3,356,340	187,260
51	SPDR S&P 500 ETF Trust	IB	09/19/2025	565	2,852,889	132,090
70	SPDR S&P 500 ETF Trust	IB	01/16/2026	570	3,915,730	252,770
15	SPDR S&P 500 ETF Trust	IB	01/16/2026	590	839,085	38,445
85	SPDR S&P 500 ETF Trust	IB	03/20/2026	570	4,754,815	361,250
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,638,208)					1,223,815

	PUT OPTIONS PURCHASED - 2.3%
60	SPDR S&P 500 ETF Trust	IB	06/20/2025	$495	$3,356,340	$25,560
60	SPDR S&P 500 ETF Trust	IB	06/20/2025	500	3,356,340	29,520
51	SPDR S&P 500 ETF Trust	IB	09/19/2025	505	2,852,889	53,295
70	SPDR S&P 500 ETF Trust	IB	01/16/2026	520	3,915,730	128,520
15	SPDR S&P 500 ETF Trust	IB	01/16/2026	535	839,085	36,225
85	SPDR S&P 500 ETF Trust	IB	03/20/2026	515	4,754,815	167,365
	TOTAL PUT OPTIONS PURCHASED (Cost - $577,734)					440,485

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $2,215,942)					1,664,300

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

						Fair Value
	TOTAL INVESTMENTS - 103.5% (Cost $20,616,853)					$19,824,242
	CALL OPTIONS WRITTEN - (0.7)% (Premiums received - $373,061)					(131,172)
	PUT OPTIONS WRITTEN - (4.6)% (Premiums received - $1,017,979)					(886,675)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%					346,265
	NET ASSETS - 100.0%					$19,152,660

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (5.3)%
	CALL OPTIONS WRITTEN - (0.7)%
60	SPDR S&P 500 ETF Trust	IB	06/20/2025	$610	$3,356,340	$10,500
60	SPDR S&P 500 ETF Trust	IB	06/20/2025	625	3,356,340	3,900
51	SPDR S&P 500 ETF Trust	IB	09/19/2025	645	2,852,889	7,242
70	SPDR S&P 500 ETF Trust	IB	01/16/2026	640	3,915,730	44,100
15	SPDR S&P 500 ETF Trust	IB	01/16/2026	670	839,085	3,210
85	SPDR S&P 500 ETF Trust	IB	03/20/2026	650	4,754,815	62,220
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $373,061)					131,172

	PUT OPTIONS WRITTEN - (4.6)%
60	SPDR S&P 500 ETF Trust	IB	06/20/2025	$530	$3,356,340	$56,580
60	SPDR S&P 500 ETF Trust	IB	06/20/2025	545	3,356,340	78,660
51	SPDR S&P 500 ETF Trust	IB	09/19/2025	565	2,852,889	132,600
70	SPDR S&P 500 ETF Trust	IB	01/16/2026	570	3,915,730	242,130
15	SPDR S&P 500 ETF Trust	IB	01/16/2026	590	839,085	63,735
85	SPDR S&P 500 ETF Trust	IB	03/20/2026	570	4,754,815	312,970
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $1,017,979)					886,675

	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $1,391,040)					$1,017,847

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

IB	- Interactive Brokers

(a)	All or a portion of this security is segregated as collateral for written options.

(b)	Rate disclosed is the seven-day effective yield as of March 31, 2025.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 82.3%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 23.9%
51,847	Alternative Loan Trust Series 2006-J3 4A2		5.7500	05/25/26	$49,759
208,688	Alternative Loan Trust Series 2005-3CB 2A1		5.0000	03/25/35	189,392
2,161,161	Alternative Loan Trust Series 2005-43 4A3(a)		4.1490	10/25/35	1,786,302
30,027	Banc of America Funding Trust Series 2006-5 4A8		6.0000	09/25/36	25,785
36,270	Banc of America Funding Trust Series 2006-J 2A3(a)		4.4870	01/20/47	31,286
117,686	Banc of America Funding Trust Series 2007-A 2A2(b)	TSFR1M + 0.534%	4.8540	02/20/47	102,267
105,296	Banc of America Mortgage Trust Series 2005-A 1A1(a)		4.0210	02/25/35	90,105
8,278	Banc of America Mortgage Trust Series 2005-G 4A2(a)		3.4790	08/25/35	7,248
1,903,298	Banc of America Mortgage Trust Series 2007-2 A1(b)	TSFR1M + 0.464%	4.7850	05/25/37	1,317,811
181,234	Banc of America Mortgage Trust Series 2007-2 A6		5.7500	05/25/37	139,508
395,035	Bear Stearns ALT-A Trust Series 2005-5 24A1(a)		4.7100	07/25/35	337,577
37,299	Bear Stearns ARM Trust Series 2004-7 1A1(a)		0.0000	10/25/34	28,355
48,942	Bear Stearns ARM Trust Series 2006-2 3A2(a)		4.4450	07/25/36	41,386
179,565	Bear Stearns ARM Trust Series 2006-4 2A1(a)		4.4140	10/25/36	158,805
155,396	Chase Mortgage Finance Trust Series 2005-S2 A1		5.5000	10/25/35	151,244
198,794	ChaseFlex Trust Series 2005-2 2A2		6.5000	06/25/35	101,906
81,155	ChaseFlex Trust Series 2006-1 A4(a)		6.3000	06/25/36	71,709
66,873	CHL Mortgage Pass-Through Trust Series 2005-HYB2 1A4(a)		5.3460	05/20/35	64,759
338,920	CHL Mortgage Pass-Through Trust Series 2006-HYB2 1A1(a)		5.2310	04/20/36	291,042
826,744	CHL Mortgage Pass-Through Trust Series 2007-17 3A1		2.0040	10/25/37	210,583
3,984,198	Citicorp Mortgage Securities Trust Series 2008-1 1A1		6.2500	02/25/38	3,809,960
253,070	Citigroup Mortgage Loan Trust, Inc. Series 2007-6 1A1A(a)		5.0220	03/25/37	224,571
112,401	CitiMortgage Alternative Loan Trust Series 2007-A4 1A6		5.7500	04/25/37	100,631
4,937	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29 7A1		6.5000	12/25/33	5,146
19,872	CSMC Mortgage-Backed Trust Series 2007-5 8A2		6.0000	09/01/26	19,472
2,999,202	CSMC Mortgage-Backed Trust Series 2006-7 9A5		2.0900	08/25/36	515,856
43,531	First Horizon Alternative Mortgage Securities Trust Series 2004-AA3 A1(a)		5.1700	09/25/34	43,893
7,150	First Horizon Alternative Mortgage Securities Trust Series 2005-AA6 2A1(a)		5.5140	08/25/35	5,026
10,507	First Horizon Mortgage Pass-Through Trust Series 2000-H 2B1(a)		7.3110	05/25/30	10,509
144,620	First Horizon Mortgage Pass-Through Trust Series 2007-AR3 2A2(a)		6.3510	11/25/37	110,750
13,401	GMACM Mortgage Loan Trust Series 2005-AR1 4A(a)		7.4020	03/18/35	13,521
281,838	GMACM Mortgage Loan Trust Series 2006-J1 A2		5.7500	04/25/36	249,478
82,584	GSMPS Mortgage Loan Trust Series 1998-5 A(a),(c)		7.5000	06/19/27	81,688
136,487	GSMPS Mortgage Loan Trust Series 1999-2 A(a),(c)		8.0000	09/19/27	135,886
156,154	GSR Mortgage Loan Trust Series 2003-5F 2A1		4.0000	08/25/32	151,161

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 82.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 23.9% (Continued)
10,860	GSR Mortgage Loan Trust Series 2004-2F 6A1		7.0000	01/25/34	$11,052
32,983	GSR Mortgage Loan Trust Series 2004-6F 1A2		5.0000	05/25/34	32,624
503,878	GSR Mortgage Loan Trust Series 2006-9F 4A1		3.1380	10/25/36	185,434
574,379	GSR Mortgage Loan Trust 2006-3F Series 3F 2A5		5.7500	03/25/36	506,363
448,032	HSI Asset Loan Obligation Trust Series 2007-2 3A6		1.8560	09/25/37	141,689
482,314	IndyMac INDA Mortgage Loan Trust Series 2006-AR1 A3(a)		3.8020	08/25/36	380,556
127,630	IndyMac INDX Mortgage Loan Trust Series 2005-AR3 3A1(a)		4.1390	04/25/35	119,717
77,228	IndyMac INDX Mortgage Loan Trust Series 2005-AR5 4A1(a)		4.2700	05/25/35	52,599
137,977	JP Morgan Mortgage Trust Series 2004-S1 1A7		5.0000	09/25/34	130,770
25,612	JP Morgan Mortgage Trust Series 2006-A2 2A2(a)		5.3060	04/25/36	22,642
356,410	JP Morgan Mortgage Trust Series 2007-A3 1A1(a)		4.7970	05/25/37	306,454
8,503	MASTR Adjustable Rate Mortgages Trust Series 2003-5 4A1(a)		2.9300	11/25/33	7,690
16,218	MASTR Adjustable Rate Mortgages Trust Series 2004-4 4A1(a)		6.2210	05/25/34	15,679
352,315	MASTR Adjustable Rate Mortgages Trust Series 2005-2 3A1(a)		4.5380	03/25/35	327,525
89,590	MASTR Alternative Loan Trust Series 2005-5 2A3		5.5000	07/25/25	85,892
59,350	MASTR Alternative Loan Trust Series 2005-3 2A1		6.0000	03/25/35	54,871
351	MASTR Asset Securitization Trust Series 2005-1 1A1(g)		5.0000	Perpetual	188
685,659	Merrill Lynch Alternative Note Asset Trust Series 2007-A2 A3D(b)	TSFR1M + 0.714%	5.0340	03/25/37	25,548
912,958	Merrill Lynch Mortgage Investors Trust Series 2006-AF2 AF1		4.8770	10/25/36	332,557
48,679	Morgan Stanley Mortgage Loan Trust Series 2004-5AR 1A1(a)		6.5820	07/25/34	49,456
184,217	Morgan Stanley Mortgage Loan Trust Series 2006-2 2A4		5.7500	02/25/36	171,222
1,287,152	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AP3 A3(a)		1.6820	08/25/35	560,480
354,425	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AR4 5A3(b)	TSFR1M + 0.694%	5.0140	08/25/35	288,850
46,134	Prime Mortgage Trust Series 2004-1 1A6		5.2500	08/25/34	45,243
68,837	RALI Trust Series 2006-QS17 A4		6.0000	12/25/36	56,853
2,413,092	Residential Asset Securitization Trust Series 2007-A8 3A1(a)		1.6890	08/25/37	1,072,532
780,133	Residential Asset Securitization Trust Series IP1 B1(a)		4.9620	01/25/34	697,919
38,311	RFMSI Trust Series 2006-S3 A2		5.5000	03/25/36	31,021
31,402	Structured Adjustable Rate Mortgage Loan Trust Series 2005-7 3A1(a)		5.2500	04/25/35	30,999
1,374,602	Structured Asset Securities Corporation Series 1998-RF1 A(a),(c)		4.0320	04/15/27	1,372,742
9,552	Thornburg Mortgage Securities Trust Series 2006-4 A2B(a)		6.0140	07/25/36	7,715
1,322,562	Thornburg Mortgage Securities Trust Series 2007-2 A2A(b)	TSFR12M + 1.965%	5.9780	06/25/37	1,129,259
5,277,789	Thornburg Mortgage Securities Trust Series 2006-3 A1(a)		3.7700	06/25/46	3,219,570
142,017	Thornburg Mortgage Securities Trust Series 2007-3 3A1(b)	TSFR12M + 1.965%	5.9780	06/25/47	125,546
51,012	WaMu Mortgage Pass-Through Certificates Series 2005-AR18 2A1(a)		4.3920	01/25/36	47,432

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 82.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 23.9% (Continued)
496,914	Washington Mutual Mortgage Pass-Through Certificates Series 2006-2 1A4(b)	TSFR1M + 0.814%	5.1350	03/25/36	$460,953
235,490	Wells Fargo Mortgage Backed Securities Series 2006-7 2A1		6.0000	06/25/36	209,360
					22,991,379
	HOME EQUITY — 22.3%
167,056	Amresco Residential Securities Corp Mortgage Loan Trust Series 1997-3 M2F(a)		3.7560	09/25/27	161,898
435,525	Bayview Financial Acquisition Trust Series 2007-A 2A(b)	TSFR1M + 0.639%	4.9670	05/28/37	412,899
334,034	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M5(b)	TSFR1M + 2.739%	7.0590	06/25/34	325,950
74,604	Bear Stearns Asset Backed Securities I Trust Series 2004-HE7 M5(b)	TSFR1M + 3.039%	7.3600	08/25/34	72,400
915,923	Bear Stearns Asset Backed Securities Trust Series 2004-2 M2(b)	TSFR1M + 2.964%	7.2840	08/25/34	924,735
88,382	CHEC Loan Trust Series 2004-2 M1(b)	TSFR1M + 1.074%	5.3950	06/25/34	89,595
384,134	Delta Funding Home Equity Loan Trust Series 1998-1 B1A(b)	TSFR1M + 2.004%	6.3240	05/25/30	380,290
495,798	EMC Mortgage Loan Trust Series 2001-A A(b),(c)	TSFR1M + 0.854%	5.1750	05/25/40	492,810
47,802	GE Mortgage Services, LLC Series 1998-HE2 A6(a)		6.6450	09/25/28	47,726
313,129	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C M3(b)	TSFR1M + 1.089%	4.7990	03/25/35	264,917
184,628	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C M7 (b)	TSFR1M + 2.739%	7.0590	03/25/35	153,343
927,142	Mastr Asset Backed Securities Trust Series 2003-OPT2 M4(b)	TSFR1M + 5.889%	10.2090	05/25/33	795,313
443,099	Mastr Asset Backed Securities Trust Series 2003-WMC2 M6(b)	TSFR1M + 6.114%	10.4340	08/25/33	469,254
278,291	Meritage Mortgage Loan Trust Series 2004-1 M1(b)	TSFR1M + 0.864%	5.1850	07/25/34	276,796
58,606	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-HE1 B1(b)	TSFR1M + 2.739%	7.0600	01/25/34	63,202
5,827,783	Morgan Stanley Mortgage Loan Trust Series 2006-15XS A6B(d)		6.3300	11/25/36	4,530,594
803,119	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-AF1 A4(b)	TSFR1M + 0.774%	5.0940	10/25/36	177,684
167,479	NovaStar Mortgage Funding Trust Series 2004-1 M4(b)	TSFR1M + 1.577%	5.8970	06/25/34	160,597
232,819	Renaissance Home Equity Loan Trust Series 2003-2 M1(b)	TSFR1M + 1.352%	5.6720	08/25/33	218,400
618,507	Saxon Asset Sec Trust Mtg Ln Asset Bk Cert Series 2000-1 BF1(a)		2.5850	02/25/30	763,838
3,392,722	Structured Asset Securities Corp Mortgage Loan Trust Series 2005-NC2 M7(b)	TSFR1M + 1.164%	5.4840	05/25/35	3,141,039
23,587,000	Terwin Mortgage Trust Series 2006-3 2A3 2A3(b),(c)	TSFR1M + 0.734%	5.0540	04/25/37	7,481,899
					21,405,179
	MANUFACTURED HOUSING — 1.4%
4,460,673	Conseco Finance Corporation Series 1999-5 A5(a)		7.8600	03/01/30	1,358,727

	NON AGENCY CMBS — 21.7%
4,565,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 D		3.2360	11/10/48	2,718,411
4,108,000	COMM 2013-CCRE12 Mortgage Trust Series 2013-CR12 C(a)		0.0000	10/10/46	458,989

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 82.3% (Continued)
	NON AGENCY CMBS — 21.7% (Continued)
2,622,300	GS Mortgage Securities Trust Series 2014-GC22 D(a),(c)		4.4780	06/10/47	$888,828
5,726,000	GS Mortgage Securities Trust Series 2014-GC22 E(c)		0.0000	06/10/47	1,402,131
1,350,000	HMH Trust Series 2017-NSS E(c)		6.2920	07/05/31	121,486
1,250,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C32 D(a)		4.0770	11/15/48	159,356
4,000,000	Morgan Stanley Capital I Trust Series 2012-C4 E(a),(c)		4.8200	03/15/45	1,544,320
4,544,819	Morgan Stanley Capital I Trust Series 2006-T21 C(a),(c)		5.1610	10/12/52	3,606,705
10,295,060	Starwood Retail Property Trust Series 2014-STAR A(b),(c)	PRIME - –%	7.5000	11/15/27	6,842,992
1,746,928	Wachovia Bank Commercial Mortgage Trust Series 2006-C24 E(a)		5.0020	03/15/45	1,650,634
3,000,000	WFRBS Commercial Mortgage Trust Series 2014-C22 E(c)		3.4550	09/15/57	1,398,652
145,000	WFRBS Commercial Mortgage Trust Series 2011-C4 E(a),(c)		4.9600	06/15/44	132,294
					20,924,798
	RESIDENTIAL MORTGAGE — 13.0%
5,235,341	Carrington Mortgage Loan Trust Series 2006-FRE2 A2(b)	TSFR1M + 0.234%	4.5540	10/25/36	4,029,797
1,961,594	CSMC Trust Series 2006-CF3 M3(b),(c)	TSFR1M + 1.364%	5.6850	10/25/36	2,279,493
626,282	Encore Credit Receivables Trust Series 2005-1 M4(b)	TSFR1M + 1.134%	5.4540	07/25/35	569,137
246,381	Finance America Mortgage Loan Trust Series 2004-3 M4(b)	TSFR1M + 1.380%	5.8140	11/25/34	215,282
69,727	Home Equity Mortgage Loan Asset-Backed Trust Series INABS Series 2006-D 2A3(b)	TSFR1M + 0.274%	4.5950	11/25/36	62,755
39,783	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-NC8 M4(b)	TSFR1M + 1.614%	5.9350	09/25/34	43,379
8,875,000	Morgan Stanley A.B.S Capital I Inc Trust Series 2007-SEA1 2A4(b),(c)	TSFR1M + 3.914%	8.2340	02/25/47	819,372
3,173,453	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WCW2 M6(b)	TSFR1M + 2.289%	6.6090	10/25/34	2,797,402
201,347	Structured Asset Investment Loan Trust Series 2004-5 M5(b)	TSFR1M + 1.839%	6.1600	05/25/34	180,331
12,206,000	Structured Asset Securities Corp Mortgage Loan Series 2007-BNC1 A4(b)	TSFR1M + 1.614%	5.9350	10/25/37	1,509,891
					12,506,839
	TOTAL ASSET BACKED SECURITIES (Cost $101,097,913)				79,186,922

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.9%
128,805	Fannie Mae REMICS Series 2012-126 DI(e)		3.0000	11/25/27	3,383
2,329,290	Fannie Mae REMICS Series 2010-27 SG(b),(e)	-(SOFR30A+.114%) + 5.000%	0.5460	04/25/40	143,525
2,852,530	Fannie Mae REMICS Series 2011-117 SA(b),(e)	-(SOFR30A+.114%) + 6.550%	2.0960	11/25/41	335,135
694,124	Fannie Mae REMICS Series 2012-126 SJ(b),(e)	-(SOFR30A+.114%) + 5.000%	0.5460	11/25/42	46,357
2,644,610	Fannie Mae REMICS Series 2014-6 SA(b),(e)	-(SOFR30A+.114%) + 6.600%	2.1460	02/25/44	323,537

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.9% (Continued)
538,331	Fannie Mae REMICS Series 2017-30 MI(e)		4.0000	02/25/44	$17,207
23,124	Fannie Mae REMICS Series 2017-6 MI(e)		4.0000	08/25/44	1,137
2,015,589	Fannie Mae REMICS Series 2016-64 SA(b),(e)	-(SOFR30A+.114%) + 6.000%	1.5460	09/25/46	219,288
540,937	Fannie Mae REMICS Series 2017-38 S(b),(e)	-(SOFR30A+.114%) + 6.100%	1.6460	05/25/47	63,817
824,484	Fannie Mae REMICS Series 2017-112 SC(b),(e)	-(SOFR30A+.114%) + 6.150%	1.6960	01/25/48	97,694
12,597,605	Fannie Mae REMICS Series 2018-28 ID(a),(e)		2.3100	05/25/48	996,978
215,907	Fannie Mae REMICS Series 2020-16 SJ(b),(e)	-(SOFR30A+.114%) + 6.050%	1.5960	03/25/50	20,680
2,905,674	Fannie Mae REMICS Series 2020-95 IB(e)		2.5000	01/25/51	462,542
3,040,458	Fannie Mae REMICS Series 2021-56 IM(b),(e)	-0.67 x SOFR30A + 2.200%	0.0000	09/25/51	68,090
19,443,864	Fannie Mae REMICS Series 2021-69 JS(b),(e)	-SOFR30A + 2.550%	0.0000	10/25/51	330,902
10,758,392	Fannie Mae REMICS Series 2021-80 IA(e)		2.0000	11/25/51	1,366,795
2,531,309	Fannie Mae REMICS Series 2012-88 SB(b),(e)	-(SOFR30A+.114%) + 6.670%	2.2160	07/25/42	269,720
118,639	Freddie Mac REMICS Series 4205 AI(e)		2.5000	05/15/28	2,884
5,864,097	Freddie Mac REMICS Series 4639 GS(b),(e)		1.9960	03/15/36	358,805
695,989	Freddie Mac REMICS 3852 SW(b),(e)	-(SOFR30A+.114%) + 6.000%	1.5370	05/15/41	69,769
126,528	Freddie Mac REMICS Series 3980 TS(b),(e)	-(SOFR30A+.114%) + 6.500%	2.0370	09/15/41	15,625
672,492	Freddie Mac REMICS Series 4100 JI(e)		3.5000	10/15/41	75,072
383,653	Freddie Mac REMICS Series 4580 MI(e)		3.5000	02/15/43	5,145
5,250,294	Freddie Mac REMICS Series 4239 MI(b),(e)	-5.8333 x (SOFR30A+.114%) + 29.458%	3.2080	07/15/43	1,000,185
49,684	Freddie Mac REMICS Series 4449 PI(e)		4.0000	11/15/43	3,919
410,918	Freddie Mac REMICS Series 4314 SE(b),(e)	-(SOFR30A+.114%) + 6.050%	1.5870	03/15/44	41,902
318,712	Freddie Mac REMICS Series 4431 ST(b),(e)	-(SOFR30A+.114%) + 6.100%	1.6370	01/15/45	36,444
14,346	Freddie Mac REMICS Series 4818 BI(e)		4.0000	03/15/45	66
100,430	Freddie Mac REMICS Series 4672 AI(e)		4.5000	03/15/45	797
4,953,023	Freddie Mac REMICS Series 4604 SA(b),(e)	-(SOFR30A+.114%) + 6.100%	1.6370	08/15/46	456,506
399,000	Freddie Mac REMICS Series 5050 GL		1.2500	12/25/50	175,052
5,386,533	Freddie Mac REMICS Series 5071 IS(e)		2.0000	02/25/51	601,111
17,808,365	Freddie Mac REMICS Series 5090 SA(b),(e)	-SOFR30A + 1.550%	0.0000	03/25/51	57,760
14,326,108	Freddie Mac REMICS Series 5177 AS(b),(e)	-SOFR30A + 3.150%	0.0000	12/25/51	154,547
217,718	Government National Mortgage Association 2014-118 AI(e)		3.5000	05/16/40	6,051

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.9% (Continued)
4,945,277	Government National Mortgage Association Series 2010-147 S(b),(e)	-(TSFR1M+.114%) + 6.650%	2.2160	11/20/40	$598,792
9,879,645	Government National Mortgage Association Series 2011-99 DS(b),(e)	-(TSFR1M+.114%) + 6.100%	1.6660	07/16/41	920,476
2,189,470	Government National Mortgage Association Series 2011-100 SA(b),(e)	-(TSFR1M+.114%) + 5.450%	1.0160	07/20/41	182,170
2,645,159	Government National Mortgage Association Series 2015-3 DS(b),(e)	-(TSFR1M+.114%) + 5.600%	1.1660	11/20/41	46,871
157,903	Government National Mortgage Association Series 2012-36 QS(b),(e)	-(TSFR1M+.114%) + 6.620%	2.1860	03/20/42	13,578
1,455,564	Government National Mortgage Association Series 2014-3 SE(b),(e)	-(TSFR1M+.114%) + 6.150%	1.7160	01/16/44	147,145
2,105,693	Government National Mortgage Association Series 2014-36 SY(b),(e)	-(TSFR1M+.114%) + 6.200%	1.7660	03/16/44	210,474
2,424,803	Government National Mortgage Association Series 2014-133 SA (b),(e)	-(TSFR1M+.114%) + 6.250%	1.8160	09/16/44	208,740
168,545	Government National Mortgage Association Series 2018-154 DI(e)		4.0000	01/20/45	2,642
1,598,129	Government National Mortgage Association Series 2019-22 SA(b),(e)	-(TSFR1M+.114%) + 5.600%	1.1660	02/20/45	153,268
193,506	Government National Mortgage Association(b),(e)	-(TSFR1M+.114%) + 6.200%	1.7660	01/20/46	21,444
2,012,429	Government National Mortgage Association(b),(e)	-(TSFR1M+.114%) + 6.200%	1.7660	09/20/48	202,561
4,203,049	Government National Mortgage Association(b),(e)	-(TSFR1M+.114%) + 6.150%	1.7160	11/20/48	483,395
3,213,062	Government National Mortgage Association(b),(e)	-(TSFR1M+.114%) + 6.200%	1.7660	11/20/48	320,745
10,682,974	Government National Mortgage Association(b),(e)	-(TSFR1M+.114%) + 3.790%	0.0000	02/20/49	214,513
2,098,989	Government National Mortgage Association(b),(e)	-(TSFR1M+.114%) + 6.050%	1.6160	08/20/49	235,067
19,298,615	Government National Mortgage Association(b),(e)	-(TSFR1M+.114%) + 3.410%	0.0000	09/20/49	321,903
952,000	Government National Mortgage Association		1.5000	09/20/50	448,225
290,582	Government National Mortgage Association		1.5000	05/20/51	155,790
14,420,913	Government National Mortgage Association(b),(e)	-SOFR30A + 3.650%	0.0000	08/20/51	300,673
13,986	Government National Mortgage Association(e)		7.0000	03/20/52	104
15,645,893	Government National Mortgage Association(b),(e)	-SOFR30A + 3.200%	0.0000	05/20/52	108,726
16,027,652	Government National Mortgage Association(b),(e)	-SOFR30A + 4.150%	0.0000	05/20/52	600,111
39,752,074	Government National Mortgage Association(b),(e)	-SOFR30A + 3.690%	0.0000	07/20/52	585,675
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $23,449,878)				14,311,515

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.5%
	MONEY MARKET FUNDS - 2.5%
2,419,601	First American Treasury Obligations Fund, Class X, 4.25% (Cost $2,419,601)(f)	$2,419,601

	TOTAL INVESTMENTS - 99.7% (Cost $126,967,392)	$95,918,038
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	303,489
	NET ASSETS - 100.0%	$96,221,527

LLC	- Limited Liability Company

REMIC	- Real Estate Mortgage Investment Conduit

PRIME	- Prime Rate by Country United States

SOFR30A	- United States 30 Day Average SOFR Secured Overnight Financing Rate

TSFR12M	- Secured Overnight Financing Rate 12 Month

TSFR1M	- Secured Overnight Financing Rate 1 Month

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Variable rate security: the rate shown represents the rate on March 31, 2025

(c)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the total market value of 144A securities is 28,601,298 or 29.7% of net assets.

(d)	Step bond. Coupon rate is a fixed rate that changes on a specified date. The rate shown is the current rate at March 31, 2025.

(e)	Interest only securities.

(f)	Rate disclosed is the seven-day effective yield as of March 31, 2025.

(g)	Maturity is not determined on this security, maturity will occur based on the maturity of the underlying bonds.